UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANY


                 Investment Company Act file number 811- 05201


                       Thornburg Investment Trust
                       --------------------------
           (Exact name of registrant as specified in charter)


            119 East Marcy Street, Santa Fe, New Mexico 87501
            -------------------------------------------------
           (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
     --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: 505-984-0200


                 Date of fiscal year end: September 30, 2006


                   Date of reporting period: June 30, 2006


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg Florida Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund



Thornburg Limited Term Municipal Fund                                                                 June 30, 2006


CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX



                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

Alabama -- 0.99%
  Birmingham Carraway Alabama,  6.25% due 8/15/2009 (Carraway Methodist
  Hospitals Project; Insured: Connie Lee)                                   NR/AAA     $ 10,000,000  $   10,326,000
  Scottsboro   Industrial   Development  Board  Refunding,   5.25%  due
  5/1/2009 (AAF McQury Project; LOC: PNC Bank)                               NR/NR        1,920,000       1,921,075
Alaska -- 0.81%
  Alaska Energy Authority Power Revenue  Refunding,  6.00% due 7/1/2011
  (Bradley Lake Hydroelectric Project; Insured: FSA)                        Aaa/AAA         955,000       1,038,123
  Alaska  Municipal Bond Bank Refunding  Series One, 5.00% due 6/1/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,175,000       1,238,791
  Alaska  Student  Loan  Corp.  Revenue  Series A,  5.25% due  1/1/2012
  (Insured: FSA)                                                            NR/AAA        3,000,000       3,179,010
  Anchorage  Ice  Rink  Revenue,   6.375%  due  1/1/2020   pre-refunded
  7/1/2010                                                                   NR/NR        1,000,000       1,082,430
  North  Slope Boro  Revenue  Refunding  Series A, 5.00% due  6/30/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,250,000       3,430,733
Arizona -- 0.69%
  Maricopa  County School  District 008,  7.50% due 7/1/2008  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,068,020
  Mohave County  Industrial  Development  Authority Series A, 5.00% due
  4/1/2014 (Mohave Prison LLC Project; Insured: XLCA)                       NR/AAA        3,135,000       3,280,276
  Pima County  Industrial  Development  Authority,  5.45% due  4/1/2010
  (Insured: MBIA)                                                           Aaa/AAA       2,060,000       2,119,843
  Pima  County  Industrial   Development  Authority  Education  Revenue
  Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)            Baa3/NR       1,000,000       1,058,570
  Pima  County  Industrial  Development  Authority  Industrial  Revenue
  Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)          Aaa/AAA         480,000         481,819
  Tucson Water Revenue Series D, 9.75% due 7/1/2008                         Aa3/A+          500,000         554,910
Arkansas -- 0.57%
  Conway Electric Revenue Refunding, 5.00% due 8/1/2007                      A2/NR        2,000,000       2,023,160
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2010 (Regional Medical Center Project)                                 NR/A         1,000,000       1,047,780
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2011 (Regional Medical Center Project)                                 NR/A         1,075,000       1,134,931
  Little Rock Hotel & Restaurant  Gross Receipts Tax Refunding,  7.125%
  due 8/1/2009                                                               A3/NR        2,645,000       2,797,590
California -- 2.56%
  Bay Area Government  Associates Lease Series 2002, 4.00% due 7/1/2006
  (Insured: AMBAC)                                                          Aaa/AAA         765,000         765,008
  California  Health Facilities  Financing  Authority Revenue Series 83
  C, 9.25% due 12/1/2006 (Mercy Health Care Project) (ETM)                  Aaa/AAA       1,600,000       1,636,208
  California  Health  Facilities  Financing  Authority Revenue Series B
  Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)          A3/AAA        2,620,000       2,718,853
  California  State Department of  Transportation  COP Refunding Series
  A, 5.25% due 3/1/2016 (Insured: MBIA)                                     Aaa/AAA       1,000,000       1,027,860
  California  State  Department of Water  Resources Power Supply Series
  A, 5.50% due 5/1/2012                                                      A2/A-        2,600,000       2,784,704
  California  State  Department of Water  Resources Power Supply Series
  A, 6.00% due 5/1/2013                                                      A2/A-        2,550,000       2,819,178
  California  State  Economic  Recovery  Series C-2, 3.90% due 7/1/2023
  put 7/3/2006 (SPA: Bank of America N.A.) (daily demand notes)           VMIG1/A-1+      7,200,000       7,200,000
  California Statewide Community  Development  Authority Revenue Series
  D, 4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)            A3/A+        2,000,000       2,004,960
  Escondido   California  Unified  High  School  District,   5.60%  due
  11/1/2009 (Insured: MBIA)                                                 Aaa/AAA       1,250,000       1,281,837
  Northern  California  Power  Agency  Public Power  Revenue  Series A,
  5.00% due 7/1/2009 (Geothermal Project Number 3)                          A2/BBB+       6,100,000       6,103,599
  Ontario  Montclair  California  School District COP Refunding,  3.80%
  due 9/1/2028 put 8/31/2007  (School  Facility Bridge Funding Project;
  Insured: FSA)                                                             Aaa/AAA       1,680,000       1,678,001
  South Orange County  California  Public Financing  Authority  Special
  Tax Revenue  Series C, 8.00% due  8/15/2008  (Foothill  Area Project;
  Insured: FGIC)                                                            Aaa/AAA       1,500,000       1,625,115
Colorado -- 4.52%
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,310,000       1,369,815
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,345,000       1,408,457
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2013 (Insured: FHA, MBIA)                                             NR/AAA        1,380,000       1,444,915
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,530,000       1,609,193
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,565,000       1,647,585
  Adams County School District 012  Series A, 4.375% due 12/15/2007         Aa3/AA-       1,000,000       1,008,070
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA       12,200,000      12,461,446
  Colorado  Department of Transport Revenue  Anticipation  Notes, 6.00%
  due 6/15/2008 (Insured: AMBAC)                                            Aaa/AAA       1,500,000       1,561,395
  Colorado  Educational  &  Cultural  Facilities,  4.90%  due  4/1/2008
  (Nashville Public Radio Project)                                          NR/BBB+         685,000         691,596
  Colorado Health Facilities  Authority,  5.00% due 9/1/2007  (Catholic
  Health Initiatives Project)                                               Aa2/AA        5,705,000       5,773,631
  Colorado   Health   Facilities   Authority,   5.25%   due   10/1/2026
  pre-refunded 10/1/2008 (Childrens Hospital Project; Insured: MBIA)        Aaa/AAA         565,000         572,503
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (LOC: XLCA)           Aaa/AAA       3,000,000       3,204,450
  Denver Convention Center Hotel, 5.25% due 12/1/2015 (LOC: XLCA)           Aaa/AAA       5,000,000       5,353,350
  Denver  Convention  Center  Senior  Series  A,  5.00%  due  12/1/2011
  (Insured: XLCA)                                                           Aaa/AAA       3,335,000       3,484,375
  El Paso  County  School  District  Number  49  Series  A,  6.00%  due
  12/1/2009 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,050,730
  Highlands  Ranch   Metropolitan   District  2,  6.50%  due  6/15/2012
  (Insured: FSA) (ETM)                                                      Aaa/AAA         525,000         593,722
  Highlands  Ranch   Metropolitan   District  2,  6.50%  due  6/15/2012
  (Insured: FSA)                                                            Aaa/AAA         475,000         535,596
  Highlands  Ranch  Metropolitan  District 3 Refunding  Series B, 5.25%
  due 12/1/2008 (Insured: ACA)                                               NR/A         1,760,000       1,800,005
  Highlands  Ranch   Metropolitan   District  3  Series  A,  5.25%  due
  12/1/2008 (Insured: ACA)                                                   NR/A         1,520,000       1,554,550
  Pinery  West  Metropolitan   District  3,  4.70%  due  12/1/2021  put
  12/1/2007 (LOC: Compass Bank)                                              NR/A         1,040,000       1,045,949
  Plaza  Metropolitan  District 1 Revenue,  7.60% due 12/1/2016 (Public
  Improvement Fee/Tax Increment Project)                                     NR/NR        6,000,000       6,540,240
  Southland  Metropolitan  District  Number 1 Unlimited  GO,  6.75% due
  12/1/2016                                                                  NR/NR        1,000,000       1,086,790
Delaware -- 0.59%
  Delaware  State Economic  Development  Authority  Revenue,  5.50% due
  7/1/2025 put 7/1/2010 (Delmarva Power & Light Project)                   Baa1/BBB       2,045,000       2,126,739
  Delaware  State  Health  Facilities  Authority  Revenue,   6.25%  due
  10/1/2006 (ETM)                                                           Aaa/AAA         845,000         849,453
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 6/1/2011 (Beebe Medical Center Project)                              Baa1/BBB+      1,275,000       1,329,175
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2012 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,370,000       1,437,404
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2013 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,445,000       1,509,042
District Of Columbia -- 2.15%
  District  of  Columbia  COP,  5.00%  due  1/1/2008  (Public  Safety &
  Emergency Project; Insured: AMBAC)                                        Aaa/AAA       1,000,000       1,015,320
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aaa/AAA       5,950,000       6,295,338
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)              Aaa/AAA       2,875,000       3,059,374
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)              Aaa/AAA       4,125,000       4,394,899
  District  of  Columbia   Hospital   Revenue,   5.70%  due   8/15/2008
  (Medlantic Healthcare Project) (ETM)                                      Aaa/AAA       4,430,000       4,527,637
  District of Columbia Hospital Revenue Refunding,  5.10% due 8/15/2008
  (Medlantic Healthcare Group A Project) (ETM)                              Aaa/AAA       1,500,000       1,536,300
  District of Columbia  Revenue,  6.00% due 1/1/2007  (American  Assoc.
  for Advancement of Science Project; Insured: AMBAC)                       Aaa/AAA         500,000         505,350
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       2,000,000       1,765,320
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,990,000       1,607,701
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,480,000       1,139,052
  Washington  DC  Convention  Center  Authority  Dedicated Tax Revenue,
  5.00% due 10/1/2006 (Insured: AMBAC)                                      Aaa/AAA         750,000         752,243
Florida -- 5.41%
  Broward  County  Resource  Recovery  Revenue  Refunding,  5.375%  due
  12/1/2009 (Wheelabrator South Project)                                     A3/AA        5,000,000       5,191,750
  Capital  Projects  Finance  Authority,  5.50% due 10/1/2012  (Student
  Housing Project; Insured: MBIA)                                           Aaa/AAA       1,820,000       1,935,424
  Capital  Projects  Finance  Authority Series F 1, 5.50% due 10/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,260,000       3,443,636
  Crossings at Fleming Island  Community  Development  Refunding Series
  B, 5.45% due 5/1/2010 (Insured: MBIA)                                     Aaa/AAA       2,461,000       2,541,450
  Dade County School District GO, 4.75% due 7/15/2010 (Insured: MBIA)       Aaa/AAA       7,000,000       7,073,990
  Dade  County  Solid  Waste   Systems   Special   Obligation   Revenue
  Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)                           Aaa/AAA       7,000,000       7,181,020
  Escambia  County  Health  Facilities  Authority  Series C,  5.00% due
  11/1/2028 pre-refunded 11/1/2010 (Charity Obligation Group Project)       Aaa/NR        2,500,000       2,581,100
  Escambia  County  Health  Facilities  Revenue,  5.125% due  10/1/2014
  (Baptist Hospital/Baptist Manor)                                         Baa1/BBB+      2,755,000       2,802,854
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,605,000       1,681,767
  Florida  State  Department  of Children & Families COP South  Florida
  Evaluation Treatment, 5.00% due 10/1/2015                                 NR/AA+          925,000         968,179
  Florida  State   Refunding,   6.00%  due  7/1/2006   (Department   of
  Transportation Right of Way Project)                                      Aa1/AAA       1,465,000       1,465,088
  Hillsborough County Assessment Revenue,  5.00% due 3/1/2015 (Insured:
  FGIC)                                                                     Aaa/AAA       5,000,000       5,229,750
  Hillsborough  County  Industrial  Development  Authority,  5.10%  due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      6,410,000       6,533,457
  Jacksonville  Electric St. John's River Park Systems Revenue Issue-2,
  17th Series, 5.25% due 10/1/2012                                          Aa2/AA-       5,000,000       5,270,600
  Miami Dade County  School  Board COP Series B, 5.50% due 5/1/2030 put
  5/1/2011 (Insured: MBIA)                                                  Aaa/AAA       1,010,000       1,073,085
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR       3,560,000       3,526,607
  Orange  County  Health  Facilities  Authority,  5.80% due  11/15/2009
  (Adventist Health System Project) (ETM)                                    A2/NR        1,395,000       1,473,148
  Orange  County  Health  Facilities  Authority  Series  A,  6.25%  due
  10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)              Aaa/AAA         925,000         950,225
  Palm Beach County Industrial  Development  Revenue Series 1996, 6.00%
  due 12/1/2006 (Lourdes-Noreen McKeen Residence Project) (ETM)              NR/NR          485,000         489,137
  Pasco  County  Housing   Finance   Authority   Multi  Family  Revenue
  Refunding  Series A, 5.35% due 6/1/2027 put 6/1/2008 (Oak Trail Apts.
  Project; Insured: AXA)                                                    NR/AA-        1,000,000       1,000,230
  Pelican Marsh  Community  Development  District  Refunding  Series A,
  5.00% due 5/1/2011 (Insured: Radian)                                       NR/AA        2,580,000       2,574,040
  St. John's County Florida Industrial  Development Authority Series A,
  5.50% due 8/1/2014 (Presbyterian Retirement Project)                       NR/NR        1,755,000       1,821,093
Georgia -- 0.35%
  Georgia Municipal  Association Inc. COP, 5.00% due 12/1/2006 (Atlanta
  City Court Project; Insured: AMBAC)                                       Aaa/AAA       1,000,000       1,005,030
  Monroe County Development Authority Pollution Control Revenue,  6.75%
  due 1/1/2010 (Oglethorpe Power Project; Insured: MBIA)                    Aaa/AAA       2,000,000       2,177,420
  Monroe County Development Authority Pollution Control Revenue,  6.80%
  due 1/1/2012 (Oglethorpe Power Project; Insured: MBIA)                    Aaa/AAA       1,000,000       1,131,590
Hawaii -- 0.33%
  Hawaii State  Department of Budget & Finance Special Purpose Hawaiian
  Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)                          Aaa/AAA       2,000,000       2,072,200
  Hawaii State Refunding Series CB, 5.75% due 1/1/2007                      Aa2/AA-       1,000,000       1,009,670
  Honolulu City & County Refunding Series A, 7.35% due 7/1/2006             Aa2/AA-       1,000,000       1,000,090
Idaho -- 0.24%
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  4.95% due
  8/1/2014                                                                   NR/NR        1,640,000       1,600,460
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  5.15% due
  8/1/2017                                                                   NR/NR        1,455,000       1,413,314
Illinois -- 10.78%
  Bolingbrook Series B, 0% due 1/1/2016 (Insured: MBIA)                     Aaa/NR        1,500,000         949,545
  Bolingbrook Series B, 0% due 1/1/2017 (Insured: MBIA)                     Aaa/NR        2,000,000       1,197,960
  Champaign  County  Community School District No. 116 Series C, 0% due
  1/1/2009 (ETM)                                                            Aaa/AAA       1,205,000       1,088,874
  Champaign   County  Community  School  District  No.  116  Unrefunded
  Balance Series C, 0% due 1/1/2009 (Insured: FGIC)                         Aaa/AAA       2,140,000       1,932,827
  Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)           Aaa/AAA       2,000,000       2,128,560
  Chicago  Board  of  Education  School  Reform,  6.25%  due  12/1/2012
  (Insured: MBIA)                                                           Aaa/AAA         750,000         837,713
  Chicago  Capital   Appreciation,   0%  due  1/1/2016  (City  Colleges
  project; Insured: FGIC)                                                   Aaa/AAA       2,670,000       1,723,458
  Chicago Housing Authority Capital Progam Revenue,  5.00% due 7/1/2015
  (Insured: FSA)                                                            Aaa/AAA       8,460,000       8,853,221
  Chicago Housing Authority Capital Progam Revenue,  5.00% due 7/1/2016
  (Insured: FSA)                                                            Aaa/AAA       2,000,000       2,092,140
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2007                                                                  Aa3/AA        1,000,000       1,011,600
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.25%  due
  7/1/2010                                                                  Aa3/AA        2,300,000       2,407,111
  Chicago  Midway   Airport   Revenue  Series  A,  5.40%  due  1/1/2009
  (Insured: MBIA)                                                           Aaa/AAA       1,340,000       1,361,373
  Chicago  Midway   Airport   Revenue  Series  C,  5.50%  due  1/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,180,000       1,264,417
  Chicago O'Hare  International  Airport  Revenue,  5.375% due 1/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,007,970
  Chicago  O'Hare  International  Airport  Revenue,  5.00% due 1/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,105,000       1,155,211
  Chicago  O'Hare  International  Airport  Revenue 2nd Lien Series C-1,
  5.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       1,000,000       1,031,390
  Chicago  O'Hare  International  Airport  Revenue  Passenger  Facility
  Series A, 5.625% due 1/1/2014 (Insured: AMBAC)                            Aaa/AAA       3,065,000       3,129,978
  Chicago Park District  Parking Facility  Revenue,  5.75% due 1/1/2010
  (ETM)                                                                     Baa1/A        1,000,000       1,058,010
  Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)           Aaa/AAA       3,000,000       3,156,060
  Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)        Aaa/AAA       1,000,000       1,098,850
  Chicago Water Revenue, 6.50% due 11/1/2011 (Insured: FGIC)                Aaa/AAA       1,810,000       2,017,734
  Cook County Capital  Improvement,  5.50% due 11/15/2008  pre-refunded
  11/15/2006                                                                Aaa/AAA         995,000       1,011,228
  Cook County Community, 0% due 12/1/2010 (Insured: FSA)                    Aaa/NR        2,000,000       1,667,980
  Cook County  Community  Consolidated  School  District 146, 9.00% due
  12/1/2016 (Tinley Park Project; Insured: FGIC)                            Aaa/NR        2,500,000       3,417,850
  Cook  County  Community  School  District  97  Series  B,  9.00%  due
  12/1/2013 (Insured: FGIC)                                                 Aaa/NR        2,250,000       2,912,738
  Cook County Refunding Series A, 6.25% due 11/15/2013 (Insured: MBIA)      Aaa/AAA       3,995,000       4,505,521
  Cook County School District 99, 9.00% due 12/1/2012 (Insured: FGIC)       Aaa/NR        1,000,000       1,260,840
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,368,250
  Glenview  Multi Family  Revenue  Refunding,  5.20% due  12/1/2027 put
  12/1/2007 (Collateralized: FNMA)                                          NR/AAA        1,455,000       1,470,030
  Hoffman  Estates  Illinois Tax Increment  Revenue Junior Lien, 0% due
  5/15/2007                                                                 Ba1/NR        1,500,000       1,437,180
  Illinois  Development  Finance Authority Multi Family Housing Revenue
  Refunding Series A, 5.55% due 7/20/2008 (Collateralized: GNMA)            NR/AAA          730,000         739,475
  Illinois  Development  Finance  Authority  Pollution  Control Revenue
  Refunding,  5.70% due  1/15/2009  (Commonwealth  Edison Co.  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,120,330
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2009
  (Adventist Health Project; Insured: MBIA)                                 Aaa/AAA       3,635,000       3,834,016
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2010
  (Adventist Health Project; Insured: MBIA)                                 Aaa/AAA       3,860,000       4,121,013
  Illinois   Development  Finance  Authority  Revenue  Community  Rehab
  Providers A, 5.00% due 7/1/2006                                           NR/BBB          645,000         645,000
  Illinois  Development Finance Authority Revenue Provena Health Series
  A, 5.50% due 5/15/2011 (Insured: MBIA)                                    Aaa/AAA       1,000,000       1,032,640
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.60% due 7/1/2006                                     NR/BBB        1,000,000       1,000,020
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers Series A, 6.00% due 7/1/2015                              NR/BBB        4,500,000       4,588,065
  Illinois  Development  Finance  Authority Revenue Series A, 5.75% due
  5/15/2014 (Provena Health Project; Insured: MBIA)                         Aaa/AAA       6,035,000       6,256,364
  Illinois  Educational  Facilities  Authority Revenues Loyola A, 6.00%
  due 7/1/2009 (Insured: MBIA)                                              Aaa/AAA       1,275,000       1,343,901
  Illinois Health Facilities  Authority  Revenue,  5.50% due 11/15/2007
  (OSF Healthcare System Project)                                            A2/A           915,000         931,113
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2008
  (Iowa Health System Project)                                               A1/NR        1,290,000       1,335,034
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2009
  (Iowa Health System Project)                                               A1/NR        1,375,000       1,445,936
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2010
  (Iowa Health System Project) (ETM)                                         A1/NR        1,465,000       1,565,939
  Illinois Health  Facilities  Authority  Revenue,  6.00% due 2/15/2011
  (Iowa Health System Project; Insured: AMBAC) (ETM)                        Aaa/AAA       1,560,000       1,680,760
  Illinois Health  Facilities  Authority Revenue  Refunding,  5.00% due
  8/15/2008 (University of Chicago Hospital & Health Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,500,000       1,531,890
  Illinois Health  Facilities  Authority Revenue  Refunding,  5.50% due
  11/15/2011 (Methodist Medical Center Project; Insured: MBIA)              Aaa/AAA       3,000,000       3,114,510
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)            Aaa/AAA       1,040,000       1,088,786
  Illinois State COP Central Management Department,  5.00% due 7/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA         500,000         505,700
  Illinois  State  Partners  Series  A,  6.00% due  7/1/2006  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,000,060
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2006 (Insured: FGIC)                                                 Aaa/NR        2,000,000       1,968,780
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2011 (Insured: FGIC)                                                 Aaa/NR        3,235,000       2,581,174
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2010 (Insured: FGIC)                                           Aaa/AAA       1,000,000         865,700
  McHenry & Kane Counties Il, 0% due 1/1/2012 (Insured: FGIC)               Aaa/AAA       2,200,000       1,746,448
  Mclean & Woodford  Counties  School District GO, 7.375% due 12/1/2010
  (Insured: FSA)                                                            Aaa/NR        1,500,000       1,697,760
  Metropolitan Pier & Exposition  Authority Dedicated State Tax Revenue
  Series  A-2002,  6.00%  due  6/15/2007  (McCormick  Place  Exposition
  Project; Insured: AMBAC)                                                  Aaa/AAA       3,750,000       3,825,863
  Metropolitan Pier & Exposition Authority Refunding,  0% due 6/15/2013
  (McCormick Project; Insured: MBIA)                                        Aaa/AAA       1,045,000         774,794
  Naperville  City,  Du  Page  &  Will  Counties  Economic  Development
  Revenue,  6.10% due 5/1/2008  (Hospital & Health  System  Association
  Project; LOC: Bank One N.A.)                                              NR/AA-        1,305,000       1,319,825
  Peoria  Public  Building   Commission   School  District   Facilities
  Revenue, 0% due 12/1/2007 (Insured: FGIC)                                 Aaa/NR        1,100,000       1,040,017
  State of Illinios GO Waubonsee  Community  College  District No. 516,
  0% due 12/15/2013 (Insured: FGIC)                                         Aaa/AAA       3,000,000       2,142,030
  University   of   Illinois   COP  Series  A,   5.00%  due   8/15/2019
  pre-refunded 8/15/2011 (Utility Infrastructure Project)                   Aaa/AAA       5,235,000       5,483,820
  University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)         Aaa/AAA       6,300,000       6,240,402
Indiana -- 7.02%
  Allen  County  Economic  Development  Revenue,  5.30% due  12/30/2006
  (Indiana Institute of Technology Project)                                  NR/NR          690,000         694,057
  Allen  County  Economic  Development  Revenue,  5.60% due  12/30/2009
  (Indiana Institute of Technology Project)                                  NR/NR        1,110,000       1,150,593
  Allen  County  Economic  Development  Revenue,  5.00% due  12/30/2012
  (Indiana Institute of Technology Project)                                  NR/NR        1,370,000       1,391,262
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,193,240
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2011  (Insured:
  XLCA)                                                                     Aaa/AAA       2,390,000       2,485,982
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2012  (Insured:
  XLCA)                                                                     Aaa/AAA       1,275,000       1,328,716
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2014  (Insured:
  XLCA)                                                                     Aaa/AAA       1,000,000       1,044,600
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2015  (Insured:
  XLCA)                                                                     Aaa/AAA       1,480,000       1,546,230
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2016  (Insured:
  XLCA)                                                                     Aaa/AAA       1,520,000       1,583,870
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2016                                                                 A3/NR        1,000,000       1,010,680
  Ball  State  University  Revenues  Student  Fee  Series K,  5.75% due
  7/1/2012 (Insured: FGIC)                                                  Aaa/AAA       1,000,000       1,080,550
  Boone County Hospital Association Lease Revenue,  5.00% due 1/15/2007
  (ETM)                                                                     Aaa/AAA       1,085,000       1,091,998
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2010
  (State Aid Withholding)                                                    NR/A           850,000         704,659
  Boonville Junior High School Building Corp.  Revenue, 0% due 1/1/2011
  (State Aid Withholding)                                                    NR/A           850,000         685,330
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2011
  (State Aid Withholding)                                                    NR/A           950,000         747,859
  Brownsburg 1999 School Building, 5.00% due 8/1/2011 (Insured: FSA)        Aaa/AAA       1,835,000       1,918,382
  Brownsburg 1999 School Building, 5.25% due 2/1/2012 (Insured: FSA)        Aaa/AAA       1,880,000       1,991,221
  Brownsburg 1999 School Building, 5.25% due 8/1/2012 (Insured: FSA)        Aaa/AAA       1,755,000       1,864,126
  Carmel Indiana Redevelopment  Authority Lease Performing Arts, 0% due
  2/1/2015                                                                  Aa2/AA        1,575,000       1,057,833
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2009
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,175,000       1,211,989
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2010
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,135,000       1,179,867
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.00% due 1/15/2011  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,015,000       1,049,855
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.00% due 1/15/2012  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,037,570
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2013  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,052,950
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2014  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,049,470
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aaa/AAA         910,000         951,578
  Elberfeld J. H. Castle School  Building Corp.  Indiana First Mortgage
  Refunding, 0% due 7/5/2008 (Insured: MBIA)                                NR/AAA        1,860,000       1,715,720
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2014  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,049,780
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2015  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,050,360
  Goshen  Multi  School  Building  Corp.  First  Mortgage,   5.20%  due
  7/15/2007 (Insured: MBIA)                                                 Aaa/AAA         965,000         978,539
  Hammond  Multi-School  Building Corp.  First Mortgage  Refunding Bond
  Series 1997,  6.00% due  7/15/2008  (Lake County  Project;  State Aid
  Withholding)                                                               NR/A         2,305,000       2,369,770
  Huntington Economic Development Revenue,  6.00% due 11/1/2006 (United
  Methodist Membership Project)                                              NR/NR          105,000         105,484
  Huntington Economic Development Revenue,  6.15% due 11/1/2008 (United
  Methodist Membership Project)                                              NR/NR          700,000         719,705
  Huntington Economic Development Revenue,  6.20% due 11/1/2010 (United
  Methodist Membership Project)                                              NR/NR          790,000         813,115
  Indiana Health Facility  Financing  Authority Hospital Revenue Series
  D, 5.00% due 11/1/2026 pre-refunded 11/1/2007                             Aaa/NR        1,600,000       1,620,880
  Indiana State Educational  Facilities  Authority  Revenue,  5.75% due
  10/1/2009 (University of Indianapolis Project)                             NR/A-          670,000         699,768
  Indiana  University  Revenues  Refunding,  0% due 8/1/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       2,500,000       2,395,850
  Indianapolis  Airport Authority Revenue Refunding Series A, 5.35% due
  7/1/2007 (Insured: FGIC)                                                  Aaa/AAA       1,100,000       1,115,642
  Indianapolis  Local  Public  Improvement  Bond  Bank   Transportation
  Revenue, 0% due 7/1/2006 (ETM)                                            Aa2/AA-       1,240,000       1,239,864
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  1/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,052,320
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  7/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,053,320
  Indianapolis  Local Public  Improvement  Series D, 5.00% due 7/1/2016
  (Insured: FGIC)                                                           Aaa/AAA       1,030,000       1,080,604
  Indianapolis   Resource   Recovery  Revenue   Refunding,   6.75%  due
  12/1/2006 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)            Aaa/AAA       2,000,000       2,023,120
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                 Aaa/AAA         855,000         889,345
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                 Aaa/AAA         455,000         480,944
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           Aaa/AAA       1,200,000       1,260,576
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       1,250,000       1,313,900
  Monroe County  Community  School  Building Corp.  Revenue  Refunding,
  5.00% due 1/15/2007 (Insured: AMBAC)                                      Aaa/AAA         315,000         316,251
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,055,000       1,103,224
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2014 (Insured: MBIA)                                                 Aaa/AAA       1,135,000       1,189,140
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2015 (Insured: MBIA)                                                 Aaa/AAA       1,140,000       1,194,800
  Northwestern  School Building Corp.,  5.00% due 7/15/2011  (State Aid
  Withholding)                                                               NR/AA        1,240,000       1,291,373
  Perry Township Multi School Building  Refunding,  5.00% due 1/10/2013
  (Insured: FSA)                                                            Aaa/NR        1,225,000       1,279,647
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2013
  (Insured: FSA)                                                            Aaa/NR        2,025,000       2,117,543
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2014
  (Insured: FSA)                                                            Aaa/NR        2,130,000       2,231,622
  Peru  Community  School  Corp.  Refunding  First  Mortgage,   0%  due
  7/1/2010 (State Aid Withholding)                                           NR/A           835,000         692,223
  Plainfield   Indiana  Community  High  School  Building  Corp.  First
  Mortgage, 5.00% due 1/15/2015 (Insured: FGIC)                             Aaa/AAA       1,445,000       1,518,536
  Rockport  Pollution Control Revenue Series C, 2.625% due 4/1/2025 put
  10/1/2006 (Indiana Michigan Power Co. Project)                           Baa2/BBB       4,030,000       4,005,699
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          Aaa/AAA       2,095,000       2,198,744
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                              NR/AA          995,000       1,052,760
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                              NR/AA        1,095,000       1,170,227
  West Clark 2000 School Building Corp., 5.25% due 1/15/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,235,000       1,311,965
  West Clark 2000 School Building Corp., 5.25% due 7/15/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,305,000       1,389,225
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,335,000       1,422,830
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   Aaa/AAA       2,080,000       2,240,534
  Westfield  Elementary  School  Building Corp.  First Mortgage  Series
  1997, 6.80% due 7/15/2007 (ETM)                                           Aaa/AAA       1,130,000       1,149,187
  Whitko Indiana  Middle School  Building  Corp.  Refunding,  5.35% due
  7/15/2007 (Insured: FSA)                                                  Aaa/AAA         665,000         671,118
Iowa -- 2.58%
  Ankeny Community School District Sales & Services Tax Revenue,  5.00%
  due 7/1/2010                                                               NR/A+        2,900,000       2,990,045
  Des  Moines  Limited  Obligation  Revenue,  4.00% due  12/1/2015  put
  12/1/2006 (Des Moines Parking  Associates  Project;  LOC: Wells Fargo
  Bank)                                                                      NR/NR        3,180,000       3,172,463
  Dubuque Iowa Community School District Series B, 5.00% due 1/1/2013        A3/NR        1,600,000       1,604,016
  Dubuque Iowa Community School District Series B, 5.00% due 7/1/2013        A3/NR        1,640,000       1,643,526
  Iowa Finance  Authority  Commercial  Development  Revenue  Refunding,
  5.75% due 4/1/2014 put 4/1/2010  (Governor  Square Project;  Insured:
  AXA)                                                                      NR/AA-        6,650,000       6,842,451
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2007 (Iowa Health Services Project)                                  Aa3/NR          435,000         441,216
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2009 (Iowa Health Services Project)                                  Aa3/NR        1,825,000       1,919,152
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2010 (Iowa Health Services Project)                                  Aa3/NR        1,955,000       2,089,699
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.00%  due
  2/15/2011  pre-refunded  2/15/2010  (Iowa  Health  Services  Project;
  Insured: AMBAC)                                                           Aaa/AAA       3,145,000       3,385,121
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2007                                                                 Aa3/AA-       1,430,000       1,465,207
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2010                                                                 Aa3/AA-       3,295,000       3,483,606
  Tobacco  Settlement   Authority,   5.30%  due  6/1/2025  pre-refunded
  6/1/2011                                                                  NR/AAA        2,695,000       2,846,163
Kansas -- 0.04%
  Dodge  Unified  School  District 443 Ford County,  8.25% due 9/1/2006
  (Insured: FSA)                                                            Aaa/AAA         500,000         503,630
Kentucky -- 1.42%
  Kentucky  Economic   Development   Finance   Authority   Refunding  &
  Improvement  Series A, 5.00% due 2/1/2010  (Ashland Hospital Project;
  Insured: FSA)                                                             Aaa/AAA       1,000,000       1,031,310
  Kentucky Economic  Development  Finance Authority Series C, 5.35% due
  10/1/2009 (Norton Healthcare Project; Insured: MBIA)                      Aaa/AAA       7,400,000       7,694,520
  Kentucky Economic  Development  Finance Authority Series C, 5.40% due
  10/1/2010 (Norton Healthcare Project; Insured: MBIA)                      Aaa/AAA       7,830,000       8,227,686
  Kentucky State Turnpike Authority  Resources Recovery Revenue, 0% due
  7/1/2006 (Insured: FGIC)                                                  Aaa/AAA         390,000         389,961
  Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)            Aaa/AAA         150,000         151,137
Louisiana -- 3.05%
  England District, 5.00% due 8/15/2010 (Insured: FGIC)                     Aaa/AAA       1,000,000       1,034,100
  Jefferson  Sales Tax District  Special  Sales Tax Revenue,  5.25% due
  12/1/2006 (Insured: AMBAC)                                                Aaa/AAA       1,440,000       1,448,179
  Jefferson  Sales Tax District  Special  Sales Tax Revenue,  5.25% due
  12/1/2007 (Insured: AMBAC)                                                Aaa/AAA       1,515,000       1,541,452
  Louisiana  Local Govt.  Environmental  Facilities  &  Community  Dev.
  Auth. Multi Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont
  Apartments Project)                                                       Baa1/NR       1,000,000         985,860
  Louisiana  PFA Revenue,  5.375% due 12/1/2008  (Wynhoven  Health Care
  Center Project; Guaranty: Archdiocese of New Orleans)                      NR/NR        1,425,000       1,425,727
  Louisiana  Public  Facilities  Authority  Hospital  Revenue Series A,
  5.50% due 7/1/2010 (Franciscan Missionaries Project; Insured: FSA)        Aaa/AAA       1,000,000       1,046,690
  Louisiana Public Facilities  Authority  Revenue,  5.50% due 10/1/2006
  (Loyola University Project)                                                A1/A+        1,280,000       1,282,650
  Louisiana Public Facilities  Authority  Revenue,  5.75% due 10/1/2008
  (Loyola University Project)                                                A1/A+        1,000,000       1,019,120
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Aaa/AAA       5,000,000       5,239,100
  Louisiana State  Correctional  Facility  Lease,  5.00% due 12/15/2008
  (Insured: Radian)                                                          NR/AA        7,135,000       7,258,864
  Louisiana State Office Facilities Corp.,  5.50% due 5/1/2013 (Capitol
  Complex Project; Insured: AMBAC)                                          Aaa/AAA       1,150,000       1,219,172
  Louisiana State Offshore Terminal  Authority  Deepwater Port Revenue,
  4.375% due 10/1/2020 put 6/1/2007 (Loop LLC Project)                      A3/A-1        2,350,000       2,354,136
  Louisiana State Series A, 5.50% due 11/15/2008 (Insured: FGIC)            Aaa/AAA       1,980,000       2,049,973
  Monroe   Louisiana   Sales  Tax   Increment   Garrett  Road  Economic
  Development Area, 5.00% due 3/1/2017 (Insured: Radian)                    Aa3/AA        1,505,000       1,538,576
  New Orleans  Exhibit  Hall  Authority  Series A, 5.00% due  7/15/2009
  (Ernest N Morial Convention Center Project; Insured: AMBAC)               Aaa/AAA       2,000,000       2,047,500
  New Orleans Parish School Board, 0% due 2/1/2008 (ETM)                    NR/AAA        4,720,000       4,176,870
  New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                   Aaa/AAA       1,000,000         993,170
  St. Tammany Parish Sales Tax, 5.00% due 6/1/2010 (Insured: CIFG)          NR/AAA        1,000,000       1,031,960
Maryland -- 0.33%
  Howard  County  Retirement  Community  Revenue  Series  A,  7.25% due
  5/15/2015 pre-refunded 5/15/2010                                          NR/AAA        1,000,000       1,141,850
  Howard  County  Retirement  Community  Revenue  Series A,  7.875% due
  5/15/2021 pre-refunded 5/15/2010                                          NR/AAA        2,500,000       2,908,225
Massachusetts -- 3.54%
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series A, 5.50% due 1/1/2011 (Insured: MBIA)                              Aaa/AAA       3,470,000       3,667,894
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series B, 5.625% due 1/1/2012 (Insured: MBIA)                             Aaa/AAA       1,240,000       1,327,904
  Massachusetts  State  1999 to 2021  Refunding  Series  B,  6.50%  due
  8/1/2008 (ETM)                                                            Aa2/AA        2,000,000       2,096,980
  Massachusetts  State  Construction Loan Series C, 5.50% due 11/1/2013
  (Insured: FGIC)                                                           Aaa/AAA         685,000         742,793
  Massachusetts State Construction Loan Series C, 5.00% due 9/1/2015        Aa2/AA       10,000,000      10,546,200
  Massachusetts  State  Construction Loan Series D, 6.00% due 11/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,114,370
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2011 (Insured: Assured Guaranty)                 NR/AAA        2,345,000       2,436,947
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2012 (Insured: Assured Guaranty)                 NR/AAA        2,330,000       2,425,577
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2013 (Insured: Assured Guaranty)                 NR/AAA        3,215,000       3,347,651
  Massachusetts  State  Health  &  Educational  Series  H,  5.375%  due
  5/15/2012 (New England  Medical  Center  Hospital  Project;  Insured:
  FGIC)                                                                     Aaa/AAA       3,415,000       3,638,273
  Massachusetts  State  Industrial  Finance Agency,  5.90% due 7/1/2027
  pre-refunded 7/1/2007 (Dana Hall School Project)                         Baa2/BBB       1,220,000       1,266,994
  Massachusetts  State Industrial  Finance Agency  Biomedical A, 0% due
  8/1/2010                                                                  Aa2/A+       10,000,000       8,441,400
  Massachusetts State Refunding GO Series A, 6.00% due 11/1/2008            Aaa/AAA       1,000,000       1,046,100
  Massachusetts State Refunding Series A, 5.50% due 1/1/2010                Aa2/AA        1,500,000       1,574,865
Michigan -- 2.55%
  Dearborn Economic  Development Corp.  Oakwood Obligation Group Series
  A, 5.75% due 11/15/2015 (Insured: FGIC)                                   Aaa/AAA       2,450,000       2,497,946
  Detroit Convention Facility, 5.25% due 9/30/2007                           NR/A         1,000,000       1,015,400
  Detroit Michigan Series A, 6.00% due 4/1/2007 (ETM)                       Aaa/AAA       1,405,000       1,427,944
  Dickinson  County  Healthcare  Systems  Hospital  Revenue  Refunding,
  5.50% due 11/1/2013 (Insured: ACA)                                         NR/A         2,500,000       2,600,950
  Michigan  Hospital  Finance  Authority  Revenue,  5.375% due 7/1/2012
  (Insured: FSA)                                                            Aaa/AAA       2,000,000       2,021,940
  Michigan  Hospital  Finance  Authority  Revenue  Series A, 5.375% due
  11/15/2033 put 11/15/2007 (Ascension Health Project)                     Aa2/A-1+      10,000,000      10,190,200
  Michigan  State  COP  Series  A,  5.00%  due  9/1/2031  put  9/1/2011
  (Insured: MBIA)                                                           Aaa/AAA       6,000,000       6,246,060
  Michigan State Strategic Fund Refunding  Detroit  Educational,  4.85%
  due 9/1/2030 put 9/1/2011 (Insured: AMBAC)                                Aaa/NR        2,075,000       2,139,885
  Missouri  State Health &  Educational  Facilities  Authority  Revenue
  Series A, 5.00% due 6/1/2011                                              NR/AA-        1,000,000       1,035,280
  Oakland  County  Economic   Development  Corp.  Limited,   5.50%  due
  6/1/2014 pre-refunded 6/1/2007 (LOC: First America Bank)                  Aa3/NR        1,000,000       1,034,720
  Summit Academy North  Michigan  School  District,  8.75% due 7/1/2030
  pre-refunded 7/1/2010                                                      NR/NR        1,100,000       1,282,666
Minnesota -- 0.33%
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligation Group Project)                                Baa1/BBB+      1,000,000       1,043,300
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligation Group Project)                                Baa1/BBB+      1,500,000       1,563,900
  University of Minnesota Refunding Series A, 5.50% due 7/1/2006            Aaa/AA        1,450,000       1,450,058
Mississippi -- 0.78%
  De  Soto  County  School  District  Trust  Certificates,   5.00%  due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,027,130
  Gautier  Utility  District  Systems  Revenue  Refunding,   5.50%  due
  3/1/2012 (Insured: FGIC)                                                  Aaa/NR        1,020,000       1,087,810
  Hattiesburg  Water &  Sewer  Revenue  Refunding  Systems,  5.20%  due
  8/1/2006 (Insured: AMBAC)                                                 Aaa/AAA         700,000         700,784
  Mississippi   Hospital  Equipment  &  Facilities   Authority  Revenue
  Refunding,  6.00%  due  1/1/2015  (Forrest  County  General  Hospital
  Project; Insured: FSA)                                                    Aaa/NR        1,365,000       1,468,030
  Mississippi  Hospital  Equipment & Facilities Baptist Memorial Health
  B2, 3.50% due 9/1/2022 put 10/1/2006                                       NR/NR        3,500,000       3,493,105
  Mississippi State, 6.20% due 2/1/2008 (ETM)                               Aaa/AAA         985,000       1,016,717
  Ridgeland   Multi  Family  Housing   Revenue,   4.95%  due  10/1/2007
  (Collateralized: FNMA)                                                    NR/AAA          875,000         876,277
Missouri -- 0.38%
  Missouri Development Finance Board Healthcare Facilities Revenue Series A,
  4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
  Commerce Bank)                                                            Aa3/NR        1,275,000       1,280,457
  Springfield  COP, 5.25% due 6/1/2007 (Law  Enforcement  Communication
  Project)                                                                  Aa3/NR          840,000         850,366
  St. Louis County Refunding,  5.00% due 8/15/2007 (Convention & Sports
  Facility Project B 1; Insured: AMBAC)                                     Aaa/AAA       2,495,000       2,527,135
Montana -- 1.28%
  Forsyth Pollution Control Revenue Refunding,  5.00% due 10/1/2032 put
  12/30/2008 (Insured: AMBAC)                                               Aaa/AAA      11,440,000      11,660,449
  Forsyth Pollution Control Revenue  Refunding,  5.20% due 5/1/2033 put
  5/1/2009 (Portland General Project)                                      Baa1/BBB+      4,000,000       4,097,800
Nebraska -- 0.69%
  Madison  County  Hospital  Authority  Revenue 1,  5.25% due  7/1/2010
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,455,000       1,511,833
  Madison  County  Hospital  Authority  Revenue 1,  5.50% due  7/1/2012
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,625,000       1,719,656
  Omaha Public  Power  District  Nebraska  Electric  Revenue  Refunding
  Systems B, 5.00% due 2/1/2013                                             Aa2/AA        5,000,000       5,241,500
Nevada -- 1.47%
  Clark  County  Nevada  Refunding   District  No.  121  A,  5.00%  due
  12/1/2015 (Insured: AMBAC)                                                Aaa/AAA       2,000,000       2,088,820
  Clark County  Nevada  School  District  Series D, 5.00% due 6/15/2015
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,045,670
  Humboldt  County  Pollution  Control  Revenue  Refunding,  6.55%  due
  10/1/2013 (Sierra Pacific Project; Insured: AMBAC)                        Aaa/AAA       5,000,000       5,118,250
  Las Vegas Special Refunding Local Improvement  District 707 Series A,
  5.125% due 6/1/2011 (Insured: FSA)                                        Aaa/AAA       1,670,000       1,734,078
  Nevada  Housing  Division  Multi  Family  Certificate  A,  4.80%  due
  4/1/2008 (Collateralized: FNMA)                                           NR/AAA          225,000         223,987
  Nevada State GO Colorado  River  Commission  Power  Delivery A, 7.00%
  due 9/15/2008 pre-refunded 9/15/2007                                      Aa1/AA+         840,000         871,408
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2009 (Insured: Radian)                                   NR/AA        1,000,000       1,037,880
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2010 (Insured: Radian)                                   NR/AA        1,000,000       1,048,600
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2011 (Insured: Radian)                                   NR/AA        1,285,000       1,353,593
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)          Aaa/AAA       3,500,000       3,604,440
New Hampshire -- 0.41%
  Manchester  Housing &  Redevelopment  Authority  Series A,  6.05% due
  1/1/2012 (Insured: ACA)                                                    NR/A         1,500,000       1,589,910
  New Hampshire  Industrial  Development  Authority Revenue,  3.75% due
  12/1/2009  (Central Vermont Public Services  Project;  LOC:  Citizens
  Bank)                                                                     Aa2/AA-       2,880,000       2,855,318
  New Hampshire System Revenue Series A, 7.00% due 11/1/2006  (Insured:
  FGIC)                                                                     Aaa/AAA         665,000         671,936
New Jersey -- 2.60%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                    Aaa/AAA       1,000,000       1,149,710
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                    Aaa/AAA       1,500,000       1,690,395
  New Jersey  Economic  Development  Authority  Revenue  Cigarette Tax,
  5.00% due 6/15/2010 (Insured: FSA)                                        Aaa/AAA       1,000,000       1,033,700
  New Jersey  Economic  Development  Authority  Revenue  Cigarette Tax,
  5.00% due 6/15/2012 (Insured: FGIC)                                       Aaa/AAA       7,375,000       7,688,143
  New Jersey State Transport  Trust Fund Authority  Series C, 5.25% due
  6/15/2013 (Transportation Systems Project; Insured: MBIA)                 Aaa/AAA       5,000,000       5,339,350
  New   Jersey   State    Transportation   Corp.   Fed   Transportation
  Administration Grants Series A, 5.50% due 9/15/2013 (Insured: AMBAC)      Aaa/AAA       7,650,000       8,235,913
  New Jersey State  Transportation  Corp. Series A, 5.25% due 9/15/2013
  (Insured: AMBAC)                                                          Aaa/AAA       5,000,000       5,306,050
  Newark  Housing  Authority Port  Authority  Rental Backed,  5.00% due
  1/1/2010  (Newark Marine  Terminal  Redevelopment  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,033,370
  Pequannock River Basin Regional Sewage Authority  Refunding Series M,
  5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)                Aaa/NR          630,000         633,276
New Mexico -- 1.64%
  Albuquerque   Joint  Water  &  Sewage  Systems  Revenue  Refunding  &
  Improvement Series A, 5.25% due 7/1/2011                                  Aa2/AA        1,135,000       1,200,864
  Farmington   Pollution  Control  Revenue,   3.99%  due  9/1/2024  put
  7/3/2006 (LOC: Barclays Bank) (daily demand notes)                        P1/A-1+       2,150,000       2,150,000
  Farmington  Utility  Systems  Revenue  Refunding  Series A, 5.00% due
  5/15/2011 (Insured: FSA)                                                  Aaa/AAA       3,000,000       3,137,640
  Gallup  Pollution  Control  Revenue  Refunding Tri State  Generation,
  5.00% due 8/15/2012 (Insured: AMBAC)                                      Aaa/AAA       3,345,000       3,488,601
  New Mexico Highway  Commission  Revenue  Subordinated Lien Tax Series
  B, 5.00% due 6/15/2011 (Insured: AMBAC) (ETM)                             Aaa/AAA       4,865,000       5,068,454
  Santa Fe  Utility  Revenue  Refunding  Series A,  5.35% due  6/1/2011
  (Insured: AMBAC)                                                          Aaa/AAA       1,230,000       1,243,604
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  1/1/2011 (Insured: FSA & FHA)                                             Aaa/AAA       1,790,000       1,863,837
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  7/1/2011 (Insured: FSA & FHA)                                             Aaa/AAA       2,065,000       2,156,831
New York -- 6.83%
  Brookhaven   Industrial   Development  Agency  Revenue,   4.375%  due
  11/1/2031  put 11/1/2006  (Methodist  Retirement  Community  Project;
  LOC: Northfork Bank)                                                       A1/A-        1,600,000       1,601,248
  Hempstead  Town  Industrial   Development  Agency  Resource  Recovery
  Revenue,  5.00% due 12/1/2008  (American  Ref-Fuel Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,023,950
  Long Island Power Authority  Electric  Systems Revenue General Series
  A, 6.00% due 12/1/2007 (Insured: AMBAC)                                   Aaa/AAA       2,285,000       2,352,956
  Long Island Power Authority General Series B, 5.00% due 12/1/2006          A3/A-        7,000,000       7,035,420
  Metropolitan  Transportation  Authority  New York  Revenue  Series B,
  5.00% due 11/15/2007                                                       A2/A         5,000,000       5,076,600
  Metropolitan  Transportation  Authority  New York  Service  Series B,
  5.25% due 7/1/2007                                                        A1/AA-        4,535,000       4,596,404
  Monroe  County  Industrial  Development  Agency,  5.375% due 6/1/2007
  (St. John Fisher College Project; Insured: Radian)                         NR/AA        1,050,000       1,062,894
  New York City GO, Series G, 5.25% due 8/1/2016                            A1/AA-        4,000,000       4,101,080
  New York City Housing  Development Corp. Multi Family Housing Revenue
  Refunding Series A, 5.50% due 11/1/2009                                   Aa2/AA          185,000         186,186
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2011  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,215,000       2,297,575
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2012  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,330,000       2,424,132
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2014                                           Aa1/AAA       2,000,000       2,113,900
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2015                                           Aa1/AAA       1,500,000       1,587,405
  New York City Transitional  Refunding Future Tax Series A1, 5.00% due
  11/1/2012                                                                 Aa1/AAA       5,000,000       5,265,700
  New York Dormitory  Authority,  6.00% due 7/1/2007  (Champlain Valley
  Physicians Project; Insured: Connie Lee)                                  NR/AAA        1,040,000       1,061,476
  New York Dormitory Authority, 5.00% due 11/1/2012 (Insured: SONYMA)       Aa1/NR        2,000,000       2,064,560
  New  York  Dormitory   Authority   Revenues  Mental  Health  Services
  Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)             Aaa/AAA       1,600,000       1,663,792
  New York Dormitory  Authority Revenues Series B, 5.25% due 11/15/2026
  put 5/15/2012 (Insured: AMBAC)                                            Aaa/AAA       4,000,000       4,237,800
  New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,069,090
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        4,600,000       4,748,488
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,548,420
  New York State Dormitory  Authority  Revenue Hospital Series A, 5.25%
  due 8/15/2013 (Presbyterian Hospital; Insured: FHA & FSA)                 Aaa/AAA       3,800,000       4,027,696
  New York  State  Dormitory  Authority  Revenue  Refunding,  5.00% due
  2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                       Aaa/AAA       4,870,000       5,015,564
  New York  State  Dormitory  Authority  Revenues,  5.00% due  7/1/2007
  (City University Systems Project)                                         A1/AA-        3,500,000       3,537,485
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2012
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,820,000       1,921,174
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2013
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,500,000       1,583,250
  New  York  State  Dormitory   Authority   Revenues  Secured  Hospital
  Interfaith  Medical  Center Series D, 5.75% due  2/15/2008  (Insured:
  FSA)                                                                      A1/AA-        2,515,000       2,582,050
  New York State Housing Finance  Service  Contract Series A, 6.25% due
  9/15/2010 pre-refunded 9/15/2007                                          A1/AAA        1,920,000       1,966,963
  Oneida  County  Industrial  Development  Agency  Series C,  6.00% due
  1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)         NR/AA          710,000         740,921
  Tobacco  Settlement  Financing Corp.  Asset Backed Series B-1C, 5.25%
  due 6/1/2013                                                              A1/AA-        2,600,000       2,660,398
  Tobacco  Settlement  Financing  Corp.  New York Revenue  Asset Backed
  Series  A-1C,  5.25%  due  6/1/2012   (Secured:   State   Contingency
  Contract)                                                                 A1/AA-        1,190,000       1,191,261
  Tobacco  Settlement  Financing  Corp.  New York Revenue  Asset Backed
  Series B-1C, 5.25% due 6/1/2013 (Insured: XLCA)                           Aaa/AAA       2,000,000       2,049,060
North Carolina -- 2.35%
  North Carolina Eastern  Municipal Power Agency Power Systems Revenue,
  6.125% due 1/1/2009 (Insured: MBIA-IBC)                                   Aaa/AAA       2,860,000       3,005,460
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series D, 5.375% due 1/1/2011                                  Baa2/BBB       3,000,000       3,140,760
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Series C, 5.25% due 1/1/2012                                             Baa2/BBB         650,000         681,272
  North Carolina  Eastern  Municipal  Power Agency Power Systems Series
  A, 5.50% due 1/1/2012                                                    Baa2/BBB       1,000,000       1,060,260
  North Carolina  Eastern  Municipal  Power Agency Power Systems Series
  C, 5.25% due 1/1/2013                                                    Baa2/BBB       1,055,000       1,105,239
  North Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue,
  6.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       2,400,000       2,557,056
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series A, 5.50% due 1/1/2013                                              A3/BBB+       2,505,000       2,659,358
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series B, 6.375% due 1/1/2013                                             A3/BBB+       1,000,000       1,071,040
  North  Carolina  Municipal  Power Agency Series A, 6.00% due 1/1/2007
  (Insured: MBIA)                                                           Aaa/AAA       3,400,000       3,437,060
  North  Carolina  Municipal  Power Agency Series A, 6.00% due 1/1/2008
  (Insured: MBIA)                                                           Aaa/AAA       3,900,000       4,018,989
  North   Carolina   State    Infrastructure,    5.00%   due   2/1/2016
  (Correctional Facilities Project A)                                       Aa2/AA+       5,000,000       5,206,900
  University of North Carolina  Systems Pool Revenue  Refunding  Series
  B, 5.00% due 4/1/2012 (Insured: AMBAC)                                    Aaa/AAA       1,030,000       1,084,023
Ohio -- 2.43%
  Akron COP Refunding, 5.00% due 12/1/2013 (Insured: Assured Guaranty)      NR/AAA        3,000,000       3,113,370
  Akron COP Refunding, 5.00% due 12/1/2014 (Insured: Assured Guaranty)      NR/AAA        2,000,000       2,076,900
  Cleveland  Cuyahoga  County  Port  Authority  Revenue  GO,  6.00% due
  11/15/2010                                                                 NR/NR        3,065,000       3,163,264
  Cuyahoga  County  Hospital  Revenue  Refunding  Series  A,  4.75% due
  2/15/2008 (Metrohealth Systems Project; Insured: MBIA)                    Aaa/AAA       1,000,000       1,012,510
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,060,240
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,545,054
  Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011       Aa2/NR          390,000         402,164
  Lorain  County  Hospital  Revenue   Refunding   Catholic   Healthcare
  Partners B, 6.00% due 9/1/2008 (Insured: MBIA)                            Aaa/AAA       1,200,000       1,247,040
  Mahoning  Valley  District  Water  Refunding,  5.85%  due  11/15/2008
  (Insured: FSA)                                                            Aaa/AAA       1,300,000       1,357,720
  Mahoning  Valley  District  Water  Refunding,  5.90%  due  11/15/2009
  (Insured: FSA)                                                            Aaa/AAA         770,000         818,418
  Montgomery  County  Revenue,  6.00% due  12/1/2008  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,250,000       2,341,260
  Montgomery  County  Revenue,  6.00% due  12/1/2009  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,385,000       2,513,337
  Montgomery  County  Revenue,  6.00% due  12/1/2010  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        1,530,000       1,631,209
  Ohio  State   Unlimited   Tax  GO  Series  A,  5.75%  due   6/15/2010
  pre-refunded 6/15/2009                                                    Aa1/AA+       5,000,000       5,257,700
  Plain Local School District, 0% due 12/1/2006 (Insured: FGIC)             Aaa/NR          680,000         669,440
  Plain Local School District, 0% due 12/1/2007 (Insured: FGIC)             Aaa/NR          845,000         799,361
  Reading   Revenue   Development,   6.00%  due  2/1/2009  (St.  Mary's
  Educational Institute Project; Insured: Radian)                            NR/AA          975,000       1,019,567
Oklahoma -- 1.43%
  Claremore  Public  Works  Authority  Revenue  Refunding,   6.00%  due
  6/1/2007 (Insured: FSA) (ETM)                                             Aaa/NR        1,340,000       1,366,626
  Comanche County Oklahoma Hospital Authority Revenue Refunding,  4.00%
  due 7/1/2007 (Insured: Radian)                                            Aa3/AA        1,265,000       1,265,493
  Comanche County Oklahoma Hospital Authority Revenue Refunding,  5.00%
  due 7/1/2011 (Insured: Radian)                                            Aa3/AA        1,000,000       1,034,850
  Comanche County Oklahoma Hospital Authority Revenue Refunding,  5.25%
  due 7/1/2015 (Insured: Radian)                                            Aa3/AA        1,340,000       1,415,750
  Grand River Dam Authority Revenue, 5.50% due 6/1/2010                     A2/BBB+       1,200,000       1,259,556
  Jenks Aquarium  Authority Revenue First Mortgage,  5.50% due 7/1/2010
  (ETM)                                                                     Aaa/NR          415,000         427,089
  Oklahoma  Authority Revenue Refunding Health Systems Obligation Group
  Series A, 5.75% due 8/15/2007 (Insured: MBIA)                             Aaa/AAA       2,380,000       2,428,671
  Oklahoma  Development  Finance Authority Health  Facilities  Revenue,
  5.75% due 6/1/2011 (Insured: AMBAC)                                       Aaa/AAA         740,000         793,976
  Oklahoma  Development  Finance Authority  Hospital Revenue Refunding,
  5.00% due 10/1/2012 (Unity Health Center Project)                         NR/BBB+       1,070,000       1,099,511
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2011 (Duncan Regional Hospital Project)                     NR/A-        1,215,000       1,262,604
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2012 (Duncan Regional Hospital Project)                     NR/A-        1,330,000       1,384,583
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2013 (Duncan Regional Hospital Project)                     NR/A-        1,350,000       1,401,489
  Oklahoma State Industrial  Authority Revenue Health System Obligation
  A, 6.00% due 8/15/2010 pre-refunded 8/15/2009                             Aaa/AAA         190,000         202,698
  Oklahoma State Industrial  Authority  Revenue Health System Series A,
  6.00% due 8/15/2010 (Insured: MBIA)                                       Aaa/AAA       2,150,000       2,291,276
Oregon -- 0.67%
  Clackamas  County  Hospital  Facility  Authority  Revenue  Refunding,
  5.00% due 5/1/2008 (Legacy Health Systems Project)                        A1/AA-        4,000,000       4,073,240
  Medford  Hospital  Facilities  Authority  Revenue Series A, 5.25% due
  8/15/2006 (Asante Health Systems Project; Insured: MBIA)                  Aaa/AAA       1,000,000       1,001,820
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2013 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,049,810
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2014 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,051,910
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2015 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,052,750
Pennsylvania -- 1.77%
  Allegheny  County  Hospital  Development  Health  Series B, 6.30% due
  5/1/2009 (South Hills Health System Project)                              Baa1/NR       1,160,000       1,208,430
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School Project; Insured: AMBAC)                                           NR/AAA        1,915,000       2,007,820
  Delaware County  Authority  Revenue,  5.50% due 11/15/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,021,240
  Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009           Aa3/AA-       1,000,000       1,037,340
  Montgomery  County  Higher  Education & Health  Authority,  6.25% due
  7/1/2006                                                                  Baa3/NR         730,000         730,022
  Montgomery  County Higher  Education & Health  Authority,  6.375% due
  7/1/2007                                                                  Baa3/NR         550,000         556,072
  Pennsylvania  Higher  Educational  Facilities  Series  A,  5.00%  due
  8/15/2008 (University of Pennsylvania Health Systems Project)              A2/A         1,250,000       1,275,038
  Philadelphia Gas Works Revenue Eighteenth Series,  5.00% due 8/1/2010
  (Insured: Assured Guaranty)                                               Aa1/AAA       1,305,000       1,351,119
  Pittsburgh Series A, 5.00% due 9/1/2012 (Insured: MBIA)                   Aaa/AAA       3,415,000       3,584,657
  Pittsburgh Series A, 5.00% due 9/1/2013 (Insured: MBIA)                   Aaa/AAA       2,000,000       2,103,500
  Pittsburgh Series A, 5.50% due 9/1/2014 (Insured: AMBAC)                  Aaa/AAA       2,000,000       2,117,520
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.00%
  due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,255,000       1,281,342
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.25%
  due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,400,000       1,474,102
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.25%
  due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,057,920
  Scranton Lackawanna Health & Welfare Authority,  7.125% due 1/15/2013
  pre-refunded 1/15/2007 (Marian Community Hospital Project)                 NR/NR        1,000,000       1,035,290
Puerto Rico -- 0.08%
  Puerto Rico Commonwealth  Highway & Transportation  Authority Revenue
  Refunding Series AA, 5.00% due 7/1/2008 (Insured: FGIC)                   Aaa/AAA       1,000,000       1,021,580
Rhode Island -- 0.80%
  Providence  Public Building  Authority  Refunding Series B, 5.75% due
  12/15/2007 (Insured: FSA)                                                 Aaa/AAA       1,075,000       1,103,670
  Providence Series C, 5.50% due 1/15/2012 (Insured: FGIC)                  Aaa/AAA       1,880,000       2,018,706
  Rhode Island Economic  Development Corp. Revenue,  5.75% due 7/1/2010
  (Providence Place Mall Project; Insured: Radian)                           NR/AA        2,000,000       2,062,260
  Rhode  Island  State,  5.00% due  10/1/2014  (Providence  Plantations
  Project; Insured MBIA)                                                    Aaa/AAA       1,000,000       1,042,490
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital Project; LOC: Fleet National Bank)               NR/AA        1,960,000       1,981,991
  Rhode  Island  State  Health  &  Education   Building  Corp.  Revenue
  Hospital  Financing,  5.25% due 7/1/2014  (Memorial Hospital Project;
  LOC: Fleet Bank)                                                           NR/AA        1,565,000       1,624,361
South Carolina -- 1.54%
  Charleston County COP, 6.00% due 12/1/2007 (Insured: MBIA)                Aaa/AAA       2,050,000       2,103,751
  Georgetown  County  Environment  Refunding  International  Paper  Co.
  Project Series A, 5.70% due 4/1/2014                                     Baa3/BBB       7,975,000       8,427,023
  Greenville  County School District  Building Equity Sooner  Tomorrow,
  5.25% due 12/1/2015                                                       Aa3/AA-       1,000,000       1,052,110
  Greenwood   County  Hospital   Revenue   Refunding   Facilities  Self
  Regional Healthcare A, 5.00% due 10/1/2013 (Insured: FSA)                 Aaa/AAA       2,000,000       2,099,020
  South   Carolina  Jobs  Economic   Development   Authority   Hospital
  Facilities  Revenue  Improvement  Series  A,  7.375%  due  12/15/2021
  pre-refunded 12/15/2010 (Palmetto Health Alliance Project)                 NR/NR        2,600,000       2,995,356
  South  Carolina  State Public  Service  Authority  Revenue  Refunding
  Series D, 5.00% due 1/1/2007                                              Aa2/AA-       2,315,000       2,328,242
South Dakota -- 0.18%
  South  Dakota  State  Health  &  Educational   Facilities   Authority
  Revenue,  5.50% due 9/1/2011 (Rapid City Regional  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,100,000       1,169,597
  South Dakota State Health & Educational  Facilities Authority Revenue
  Refunding,  6.25% due 7/1/2009 (McKennan  Hospital Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,060,450
Tennessee -- 0.34%
  Franklin  Industrial   Development  Multi  Family  Refunding  Housing
  Series A, 5.75% due 4/1/2010 (Insured: FSA)                               Aaa/AAA         540,000         551,572
  Metro  Government   Nashville  Multi  Family  Refunding,   7.50%  due
  11/15/2010                                                                Aaa/AAA       2,000,000       2,252,280
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AAA       1,240,000       1,445,902
Texas -- 14.07%
  Amarillo  Health  Facilities  Corp.   Hospital  Revenue,   5.50%  due
  1/1/2011  (Baptist St.  Anthony's  Hospital Corp.  Project;  Insured:
  FSA)                                                                      Aaa/NR        1,350,000       1,424,155
  Austin Texas Refunding, 5.00% due 3/1/2011                                Aa2/AA+       1,000,000       1,043,580
  Austin  Texas  Water &  Wastewater  Refunding  Series  A,  5.00%  due
  5/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,920,000       2,014,080
  Austin  Texas  Water &  Wastewater  Refunding  Series  A,  5.00%  due
  5/15/2014 (Insured: AMBAC)                                                Aaa/AAA       2,890,000       3,036,610
  Austin  Texas  Water &  Wastewater  Refunding  Series  A,  5.00%  due
  5/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,520,000       1,598,310
  Bastrop  Independent  School  District,  0% due 2/15/2009  (Guaranty:
  PSF)                                                                      Aaa/AAA       1,390,000       1,249,207
  Bell County Health  Facilities  Development  Corp.  Revenue Series A,
  6.25%  due  8/15/2010  (Scott  &  White  Memorial  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,078,490
  Bexar County  Housing  Finance Corp.  Multi Family  Housing  Revenue,
  5.00% due 1/1/2011 (Insured: MBIA)                                        Aaa/NR        1,800,000       1,839,258
  Cedar   Hill   Independent   School   District,   0%  due   8/15/2010
  pre-refunded 8/15/2009 (Insured: PSF-GTD)                                 NR/AAA          810,000         673,612
  Cedar Hill Independent  School District  Unrefunded  balance,  0% due
  8/15/2010 (Insured: PSF-GTD)                                              NR/AAA          440,000         365,125
  Central  Regional  Mobility  Authority  Revenue  Anticipation  Notes,
  5.00% due 1/1/2008                                                        Aa3/AA        7,000,000       7,115,430
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,700,000       1,807,729
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,425,000       1,512,267
  Collin County Limited Tax Improvement, 5.00% due 2/15/2016                Aaa/AAA       1,465,000       1,545,765
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2007
  (Guaranty: PSF)                                                           NR/AAA        3,300,000       3,156,714
  Corpus Christi  Business & Job Development  Corp.  Sales Tax Revenue,
  5.00% due 9/1/2012  (Refunding & Improvement Arena Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,025,000       1,074,210
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2008 (Insured: FSA)                                                  Aaa/AAA       2,000,000       2,062,500
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2009 (Insured: FSA)                                                  Aaa/AAA       4,780,000       4,990,320
  Dallas  Tax  Increment  Financing  Reinvestment  Zone  2,  5.75%  due
  8/15/2006 (Insured: Radian)                                                NR/AA          450,000         450,959
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2011 (Guaranty: PSF)                                                 Aaa/AAA       4,945,000       4,080,169
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2012 (Guaranty: PSF)                                                 Aaa/AAA       1,245,000         983,002
  Fort Worth Water & Sewer Revenue  Refunding & Improvement,  5.25% due
  2/15/2011 pre-refunded 2/15/2008                                          Aa2/NR        3,800,000       3,884,664
  Fort Worth Water & Sewer  Revenue  Series 2001,  5.25% due  2/15/2011
  (Tarrant & Denton County Project)                                         Aa2/AA        1,390,000       1,462,336
  Grapevine Colleyville ISD, 0% due 8/15/2011 (Guaranty: PSF)               Aaa/AAA       7,350,000       5,938,359
  Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                      Aaa/AAA       2,005,000       2,006,985
  Gulf Coast Waste Disposal Authority Environmental  Facilities Revenue
  Refunding, 4.20% due 11/1/2006 (Occidental Project)                        A3/A-        4,000,000       3,999,800
  Gulf Coast Waste Disposal  Authority Texas Revenue  Refunding,  5.00%
  due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,038,490
  Gulf Coast Waste Disposal  Authority Texas Revenue  Refunding,  5.00%
  due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,044,480
  Harlingen  Consolidated   Independent  School,  7.50%  due  8/15/2009
  (Guaranty: PSF)                                                           Aaa/AAA         750,000         826,110
  Harris County Health Facilities,  5.00% due 11/15/2015 (Teco Project;
  Insured: MBIA)                                                            Aaa/AAA       1,500,000       1,555,410
  Harris County Health Facilities  Development  Corp.  Hospital Revenue
  Refunding  Series A, 6.00% due 6/1/2012  (Memorial  Hospital  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA         500,000         549,050
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.45% due 2/15/2011 (Teco Project; Insured: AMBAC)               Aaa/AAA       3,745,000       3,920,715
  Harris  County  Health  Facilities   Hospital  Series  A,  6.00%  due
  6/1/2010 (Memorial Hospital Systems Project; Insured: MBIA)               Aaa/AAA       3,100,000       3,305,933
  Harris  County  Hospital  District   Mortgage   Revenue,   7.40%  due
  2/15/2010 (ETM)                                                           Aaa/AAA         260,000         274,331
  Harris  County  Hospital  District   Mortgage   Revenue,   7.40%  due
  2/15/2010 (Insured: AMBAC)                                                Aaa/AAA       1,605,000       1,715,633
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2011 (Insured: MBIA)                                                 Aaa/AAA      10,000,000      10,606,200
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2012 (Insured: MBIA)                                                 Aaa/AAA       2,000,000       2,116,020
  Harris County Sports  Authority  Revenue Senior Lien Series G, 0% due
  11/15/2010 (Insured: MBIA)                                                Aaa/AAA       3,260,000       2,720,274
  Harris County Texas GO, 0% due 8/1/2008                                   Aa1/AA+       7,000,000       6,439,650
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2011 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,053,460
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2012 (Insured: FSA)                                                  Aaa/AAA       1,460,000       1,546,695
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2013 (Insured: FSA)                                                  Aaa/AAA       1,250,000       1,329,287
  Houston  Independent School District Pubic West Side Series B, 0% due
  9/15/2014 (Insured: AMBAC)                                                Aaa/AAA       6,190,000       4,291,032
  Keller  Independent  School  District  Refunding,  0%  due  8/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,250,000         964,413
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aaa/AAA       1,660,000       1,731,646
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,745,000       1,823,490
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aaa/AAA       1,835,000       1,921,098
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,930,000       2,021,714
  Lewisville   Combination   Contract  Revenue,   4.125%  due  5/1/2031
  pre-refunded  11/1/2006  (Special  Assessment  Castle  Hills  Project
  Number 3; LOC: First American Bank)                                        NR/AA        1,000,000       1,001,110
  Longview  Water  &  Sewer  Revenue  Refunding,   5.00%  due  3/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,150,000       1,203,003
  Lower  Colorado  River  Authority  Revenue  Refunding &  Improvement,
  8.00% due 5/15/2010 (Transportation Systems Project; Insured: FSA)        Aaa/AAA         750,000         853,853
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2011
  (Guaranty: PSF)                                                           NR/AAA        3,065,000       2,442,682
  Midlothian  Texas  Independent  School  District  Refunding,  0%  due
  2/15/2008 (ETM)                                                           Aaa/NR        1,055,000         990,265
  Midlothian  Texas  Independent  School  District  Refunding,  0%  due
  2/15/2008 (Guaranty: PSF)                                                 Aaa/NR          360,000         337,478
  Midlothian  Texas  Independent  School  District  Refunding,  0%  due
  2/15/2009 (ETM)                                                           Aaa/NR          570,000         512,527
  Midlothian  Texas  Independent  School  District  Refunding,  0%  due
  2/15/2009 (Guaranty: PSF)                                                 Aaa/NR          630,000         566,477
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2010
  (Insured: Radian)                                                          NR/AA          700,000         739,711
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2011
  (Insured: Radian)                                                          NR/AA          740,000         791,630
  Red River Education Finance Corp.,  2.10% due 12/1/2034 put 12/1/2007
  (Parish Episcopal School Project; LOC: Allied Irish Banks PLC)           VMIG1/NR       2,500,000       2,409,000
  Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012         Baa2/NR       6,000,000       6,237,240
  Socorro  Independent  School  District  Series A, 5.75% due 2/15/2011
  (Guaranty: PSF)                                                           NR/AAA        1,970,000       2,029,258
  Southlake Tax Increment  Certificates of Obligation  Series B, 0% due
  2/15/2007 (Insured: AMBAC)                                                Aaa/AAA         965,000         933,049
  Spring  Branch  Independent  School  District,   7.50%  due  2/1/2011
  (Guaranty: PSF)                                                           Aaa/AAA         500,000         570,775
  Springhill  Courtland  Heights  Public  Facility  Corp.  Multi Family
  Revenue Senior Lien Housing Series A, 5.125% due 12/1/2008                 NR/BB          885,000         880,894
  Tarrant   County   Health    Facilities,    5.875%   due   11/15/2007
  (Adventist/Sunbelt Health System Project) (ETM)                            A2/NR          580,000         595,277
  Tarrant    County   Health    Facilities,    6.00%   due   11/15/2009
  (Adventist/Sunbelt Health System Project) (ETM)                            A2/NR          650,000         690,099
  Tarrant County Health Facilities, 6.05% due 11/15/2010                     A2/NR           40,000          43,151
  Tarrant County Health Facilities,  6.10% due 11/15/2011  pre-refunded
  11/15/2010 (Adventist/Sunbelt Health System Project)                       A2/NR          730,000         795,072
  Tarrant  County  Health  Facilities   Development  Corp.,  5.75%  due
  2/15/2011 (Texas Health Resources Project; Insured: MBIA)                 Aaa/AAA       1,400,000       1,460,242
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2008  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,082,830
  Tarrant  County  Health  Facilities  Development  Series A, 5.75% due
  2/15/2009 (Texas Health Resources Systems Project; Insured: MBIA)         Aaa/AAA       3,000,000       3,108,990
  Texarkana  Health  Facilities  Development  Corp.  Hospital  Revenue,
  5.75% due 10/1/2008 (Insured: MBIA)                                       Aaa/AAA       1,500,000       1,555,575
  Texas  Affordable   Housing  Corp.   Series  A,  4.85%  due  9/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,945,000       1,945,311
  Texas Municipal Power Agency Revenue B, 0% due 9/1/2013                   Aaa/AAA       1,000,000         732,310
  Texas Public Finance  Authority  Building Revenue Series B, 6.00% due
  8/1/2011  pre-refunded  8/1/2009  (Insured:  FSA; State  Preservation
  Project)                                                                  Aaa/AAA       1,000,000       1,060,080
  Texas State  Public  Finance  Authority  Stephen F Austin  University
  Financing, 5.00% due 10/15/2014 (Insured: MBIA)                           Aaa/NR        1,305,000       1,372,534
  Texas State  Public  Finance  Authority  Stephen F Austin  University
  Financing, 5.00% due 10/15/2015 (Insured: MBIA)                           Aaa/NR        1,450,000       1,526,299
  Tomball Hospital Authority Revenue Refunding, 5.00% due 7/1/2013          Baa3/NR       1,460,000       1,468,994
  Travis County Health Facilities  Development Corp.  Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)              Aaa/AAA       1,000,000       1,024,010
  Travis County Health Facilities  Development Corp.  Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2008 (Insured: MBIA)              Aaa/AAA       2,300,000       2,389,953
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2009 (Insured: MBIA)                                      Aaa/AAA       3,750,000       3,945,412
  Travis  County  Health  Facilities  Development  Series A,  5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,118,600
  Washington County Health Facilities  Development Corp. Revenue, 5.35%
  due 6/1/2009 (Insured: ACA)                                                NR/A         1,280,000       1,306,304
  West Harris County  Regional  Water,  5.25% due 12/15/2010  (Insured:
  FSA)                                                                      Aaa/AAA       1,700,000       1,786,734
  West Harris County  Regional  Water,  5.25% due 12/15/2011  (Insured:
  FSA)                                                                      Aaa/AAA       2,315,000       2,451,168
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,588,600
  Wylie  Independent  School  District,  5.00% due 8/15/2011  (Guaranty
  PSF)                                                                      NR/AAA        1,000,000       1,045,640
Utah -- 0.66%
  Intermountain  Power Agency Power Supply  Revenue Series A, 5.00% due
  7/1/2012 (ETM)                                                            Aaa/AAA       4,355,000       4,358,527
  Salt Lake County Municipal Building, 5.50% due 10/1/2009                  Aa1/AA+       1,500,000       1,572,555
  Snyderville Basin Sewer  Improvement,  5.00% due 11/1/2006  (Insured:
  AMBAC)                                                                    Aaa/AAA         675,000         677,788
  Utah  Board of  Regents  Auxiliary  Systems  &  Student  Fee  Revenue
  Refunding Series A, 5.00% due 5/1/2010                                     NR/AA          510,000         527,447
  Utah State University  Hospital Board of Regents  Revenue,  5.25% due
  8/1/2008 (Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,025,690
Virginia -- 1.26%
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2007 (Insured: AMBAC)                                                Aaa/AAA       1,010,000       1,033,927
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2008 (Insured: AMBAC)                                                Aaa/AAA       1,070,000       1,113,635
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2009 (Insured: AMBAC)                                                Aaa/AAA       1,130,000       1,193,562
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2010 (Insured: AMBAC)                                                Aaa/AAA       1,195,000       1,279,821
  Chesterfield  County  Industrial  Development,  5.50%  due  10/1/2009
  (Vepco Project)                                                          Baa1/BBB       1,500,000       1,520,955
  Hampton GO Refunding Bond, 5.85% due 3/1/2007                             Aa2/AA          595,000         595,976
  Norton Industrial  Development  Authority  Hospital Revenue Refunding
  Improvement,  5.75% due 12/1/2012 (Norton Community Hospital Project;
  Insured: ACA)                                                              NR/A         1,460,000       1,567,558
  Suffolk   Redevelopment   Housing  Authority  Refunding,   4.85%  due
  7/1/2031 put 7/1/2011  (Windsor at Potomac  Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        3,000,000       3,086,490
  Virginia  Toll Road Series B, 0% due  8/15/2025  (Pocahontas  Parkway
  Association Project)                                                      Ba3/BB-      12,000,000       4,198,560
Washington -- 3.01%
  Conservation & Renewable Energy Systems Revenue Refunding,  5.00% due
  10/1/2007 (Washington Conservation Project)                               Aaa/AA-       1,000,000       1,013,870
  Energy  Northwest  Washington  Electric  Revenue  Refunding Series A,
  5.375% due 7/1/2013 (Project Number 1; Insured: FSA)                      Aaa/AAA       2,000,000       2,130,600
  Energy  Northwest  Washington  Revenue  Series A, 4.75% due  7/1/2007
  (Wind Project)                                                             A3/A-        1,675,000       1,680,528
  Energy  Northwest  Washington  Revenue  Series A, 4.95% due  7/1/2008
  (Wind Project)                                                             A3/A-        1,760,000       1,792,895
  Energy  Northwest  Washington  Revenue  Series B, 4.95% due  7/1/2008
  (Wind Project)                                                             A3/A-          705,000         710,605
  Energy  Northwest  Washington  Revenue  Series B, 5.20% due  7/1/2010
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-          785,000         813,370
  Goat Hill Properties  Washington  Lease Revenue,  5.00% due 12/1/2012
  (Government Office Building Project; Insured: MBIA)                       Aaa/AAA       2,055,000       2,151,893
  Snohomish County Public Utilities  District No 001 Electric  Revenue,
  5.00% due 12/1/2015 (Insured: FSA)                                        Aaa/AAA       5,015,000       5,249,050
  Spokane   Regional  Solid  Waste   Refunding,   5.00%  due  12/1/2006
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,004,240
  Spokane   Regional  Solid  Waste   Refunding,   5.25%  due  12/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,016,500
  Spokane Washington Refunding, 5.00% due 12/15/2010                        A2/AA-        2,430,000       2,460,642
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2006 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,000,000       1,001,410
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2007 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,100,000       1,113,629
  Washington  Health Care Facilities,  5.50% due 12/1/2009  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       1,500,000       1,573,785
  Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)         Aaa/AAA         900,000         962,190
  Washington   Public  Power  Supply  Refunding  Series  A,  5.00%  due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       2,500,000       2,587,875
  Washington  Public  Power Supply  System  Refunding  Revenue,  0% due
  7/1/2008 (Nuclear Project Number 3)                                       Aaa/AA-       1,140,000       1,051,205
  Washington   Public  Power  Supply  System  Series  96-A,  6.00%  due
  7/1/2006 (Insured: MBIA)                                                  Aaa/AAA       1,655,000       1,655,099
  Washington  Public Power Supply Systems,  6.00% due 7/1/2008 (Nuclear
  Project Number 1; Insured: AMBAC)                                         Aaa/AAA       1,000,000       1,039,890
  Washington  Public Power Supply Systems Revenue  Refunding  Series A,
  5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)               Aaa/AAA       1,000,000       1,032,130
  Washington  Public Power Supply Systems Revenue  Refunding  Series B,
  0% due 7/1/2008 (Nuclear Project Number 3)                                Aaa/AA-         830,000         765,351
  Washington  State Health Care Facilities  Overlake  Hospital  Medical
  Center A, 5.00% due 7/1/2013                                              Aa1/AAA       1,000,000       1,036,430
  Washington  State  Public  Power  Supply  Refunding  Series C, 0% due
  7/1/2015 (Insured: MBIA-IBC)                                              Aaa/AAA       3,000,000       1,990,320
  Washington  State  Public  Power  Supply  Refunding  Series C, 0% due
  7/1/2013 (Insured: MBIA-IBC)                                              Aaa/AAA       1,760,000       1,295,835
West Virginia -- 0.27%
  Harrison  County  Nursing  Facility  Revenue  Refunding,  5.625%  due
  9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)                NR/NR          390,000         397,547
  Kanawha,  Mercer,  Nicholas,  Counties Single Family Mortgage, 0% due
  2/1/2015 pre-refunded 2/1/14                                              Aaa/NR        2,260,000       1,440,908
  Pleasants  County  Pollution  Control  Revenue,  4.70% due  11/1/2007
  (Monongahela Power Co. Project; Insured: AMBAC)                           Aaa/AAA       1,500,000       1,517,160
Wisconsin -- 0.30%
  Bradley  Pollution   Control  Revenue,   6.75%  due  7/1/2009  (Owens
  Illinois Waste Project) (ETM)                                             Ba1/BB-       1,500,000       1,615,620
  Wisconsin State Health & Educational  Facilities  Authority  Revenue,
  6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)      Aaa/AAA       2,000,000       2,082,060
Wyoming -- 0.31%
  West Park Hospital  District  Revenue,  5.90% due 7/1/2010  (Insured:
  ACA)                                                                       NR/A         1,615,000       1,640,420
  Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                           NR/AA        2,500,000       2,233,325


Total Investments -- 98.40% (Cost $1,211,973,217)                                                   $ 1,215,254,081


    OTHER ASSETS LESS LIABILITIES -- 1.60%                                                               19,765,044


    NET ASSETS -- 100.00%                                                                           $ 1,235,019,125


Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance



Thornburg California Limited Term Municipal Fund                                                      June 30, 2006


CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

                                                                         Credit Rating+    Principal
Issuer-Description                                                         Moody's/S&P      Amount            Value

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts Project)                                                    A3/NR      $    435,000  $      445,631
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts Project)                                                    A3/NR           455,000         465,592
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2006 (Insured: FGIC)                                               Aaa/AAA          295,000         297,050
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2007 (Insured: FGIC)                                               Aaa/AAA          380,000         398,058
Bay Area Toll  Bridge  Revenue San  Francisco  Bay Area Series F, 5.00%
due 4/1/2016                                                               Aa3/AA         2,075,000       2,200,620
California Health Facilities  Financing,  5.50% due 10/1/2006  (Sisters
of Providence Project)                                                     Aa3/AA         1,235,000       1,239,619
California  Health  Facilities  Financing  Authority  Revenue  Series B
Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)           A3/AAA         2,000,000       2,075,460
California Housing Finance Authority Revenue Series 1985-B,  9.875% due
2/1/2017                                                                   Aa2/AA-          670,000         672,687
California  Infrastructure & Economic  Development Bank Revenue,  5.00%
due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA) (ETM)           Aaa/AAA        1,000,000       1,043,040
California  Mobile Home Park  Financing  Series A, 4.75% due 11/15/2010
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A            500,000         507,625
California  Mobile Home Park  Financing  Series A, 5.00% due 11/15/2013
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A            570,000         581,411
California Pollution Control Solid Waste Authority,  6.75% due 7/1/2011
(ETM)                                                                      Aaa/NR         2,290,000       2,408,553
California State, 7.50% due 10/1/2007 (Insured: MBIA)                      Aaa/AAA        2,000,000       2,089,280
California State, 6.60% due 2/1/2010 (Insured: MBIA)                       Aaa/AAA          560,000         609,498
California State, 6.50% due 9/1/2010 (Insured: AMBAC)                      Aaa/AAA        1,250,000       1,370,987
California State, 5.50% due 3/1/2012 (Insured: FGIC)                       Aaa/AAA          230,000         230,596
California State Department of  Transportation  COP Refunding Series A,
5.25% due 3/1/2016 (Insured: MBIA)                                         Aaa/AAA        2,000,000       2,055,720
California  State  Department of Water  Resources Power Series A, 5.50%
due 5/1/2011 (Insured: MBIA)                                               Aaa/AAA        2,000,000       2,138,500
California  State  Department of Water Resources Power Supply Series A,
5.50% due 5/1/2008                                                          A2/A-         2,580,000       2,652,317
California  State Economic  Recovery Series C-3, 3.90% due 7/1/2023 put
7/3/2006 (Guaranty: Landesbank) (daily demand notes)                     VMIG1/A-1+       2,100,000       2,100,000
California State GO Economic Recovery Series A, 5.00% due 1/1/2008         Aa3/AA-        1,000,000       1,016,930
California State GO Economic Recovery Series A, 5.25% due 7/1/2013         Aa3/AA-        2,500,000       2,678,175
California   State  Public  Works  Board  Lease   Revenue,   5.00%  due
1/1/2015 (Department of Corrections Project; Insured: AMBAC)               Aaa/AAA        2,000,000       2,113,420
California  State Public Works Board Lease Revenue,  5.50% due 6/1/2010
(Various Universities Project)                                             Aa2/AA-          530,000         556,336
California State Public Works Board Lease Revenue, 5.00% due 11/1/2015     Aa2/AA-        1,000,000       1,049,480
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)             Aaa/AAA        1,000,000       1,071,380
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA        1,000,000       1,182,540
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (ETM)                                                            Aaa/AAA        2,600,000       2,685,982
California Statewide Community  Development  Authority Revenue,  5.125%
due  6/1/2008   (Louisiana   Orthopedic  Hospital  Foundation  Project;
Insured: AMBAC)                                                            Aaa/AAA          595,000         607,733
California  Statewide  Community  Development  Authority  Revenue  COP,
6.50% due 8/1/2012  (Cedars  Sinai Center  Hospital  Project;  Insured:
MBIA)                                                                      Aaa/AAA          860,000         915,926
California  Statewide  Community   Development  Authority  Solid  Waste
Revenue,  2.90%  due  4/1/2011  put  4/1/2007  (Waste  Management  Inc.
Project)                                                                   NR/BBB         1,000,000         991,230
California   Statewide  Community   Development  Series  E,  4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente Project)                         A3/A-1         2,000,000       2,024,500
Central Union High School  District  Imperial County  Refunding,  5.00%
due 8/1/2012 (Insured: FGIC)                                               Aaa/AAA          830,000         877,036
Central Valley School Districts  Financing  Authority,  0% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          205,000         200,457
Coachella  Valley  California  Unified  School  District COP Refunding,
5.00% due 9/1/2012 (Insured: MBIA)                                         Aaa/AAA          800,000         842,552
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2014 (Insured: RADIAN)                                   Aa3/AA           670,000         697,289
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2016 (Insured: RADIAN)                                   Aa3/AA           735,000         765,172
East Side Union High  School  District  Santa  Clara  County  Series B,
6.625% due 8/1/2006 (Insured: MBIA) (ETM)                                  Aaa/AAA          700,000         701,666
El Monte COP  Senior  Department  Public  Services  Facility  Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA        2,730,000       2,785,310
Escondido Joint Powers Financing Authority Lease Revenue Refunding,  0%
due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)      Aaa/AAA          500,000         319,380
Fresno County Housing  Authority Multi Family Revenue  Refunding Series
A, 4.90% due 11/1/2027  mandatory put 11/1/2007  (Creek Park Apartments
Project; Collateralized: FNMA)                                             NR/AAA           400,000         403,284
Fresno Unified School District Series D, 5.00% due 8/1/2009 (ETM)          Aaa/AAA          545,000         556,358
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008       NR/BBB+          575,000         593,969
Irvine  Improvement  Bond  Act  1915  Limited   Obligation   Assessment
District,  3.90% due  9/2/2025  put  7/3/2006  (LOC:  Bank of  America)
(daily demand notes)                                                     VMIG1/A-1+         600,000         600,000
Kern High School District, 7.00% due 8/1/2010 (ETM)                        Aaa/NR           165,000         184,054
Kern  High  School  District  Refunding  Series A,  6.30% due  8/1/2011
(Insured: MBIA)                                                            Aaa/AAA          500,000         552,625
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)               Aaa/AAA          680,000         682,938
Long Beach California  Community  College District 2002 election Series
B, 5.00% due 5/1/2016 (Insured: FGIC)                                      Aaa/AAA          500,000         529,360
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            835,000         851,065
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            435,000         448,611
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA        1,400,000       1,470,490
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)      Aaa/AAA        2,000,000       2,039,860
Los Angeles  Department  of Water & Power  Revenue  Series A, 5.25% due
7/1/2011 (Insured: MBIA)                                                   Aaa/AAA        3,000,000       3,188,070
Los Angeles Multi Family  Revenue,  5.85% due 12/1/2027 put  12/01/2007
(Collateralized: FNMA)                                                     NR/AAA           610,000         620,144
Los  Angeles  Unified  School  District  Series E,  5.50% due  7/1/2012
(Insured: MBIA)                                                            Aaa/AAA        2,500,000       2,706,675
Milpitas  California Agency Tax Allocation  Redevelopment  Project Area
No 1, 5.00% due 9/1/2015 (Insured: MBIA)                                   Aaa/AAA        2,000,000       2,100,200
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010  (Villa
Delaware Arroyo Project; Insured: ACA)                                      NR/A            990,000       1,022,789
New Haven  Unified  School  District  Refunding,  12.00%  due  8/1/2008
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,156,770
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A) (ETM)                                    A2/BBB+          360,000         366,847
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007                                                                   A2/BBB+          340,000         345,012
Northern  California  Power Agency Public Power Revenue Series A, 5.00%
due 7/1/2009 (Geothermal Project Number 3)                                 A2/BBB+        4,000,000       4,002,360
Norwalk  California  Redevelopment  Agency  Refunding  Tax  Allocation,
5.00% due 10/1/2014 (Insured: MBIA)                                        Aaa/AAA          625,000         661,763
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)          Aaa/AAA           20,000          20,057
Ontario California  Redevelopment  Financing  Authority Series A, 5.80%
due 9/2/2006 (Insured: FSA)                                                Aaa/AAA          995,000         996,672
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)     Aaa/AAA        1,000,000       1,019,760
Orange  County  Recovery  COP  Series A, 6.00% due  7/1/2006  (Insured:
MBIA) (ETM)                                                                Aaa/AAA          600,000         600,036
Oxnard  Financing   Authority  Solid  Refunding,   5.00%  due  5/1/2013
(Insured: AMBAC)                                                           Aaa/AAA        2,115,000       2,190,357
Piedmont   Unified   School   District   Series  B,  0%  due   8/1/2013
pre-refunded 8/1/2007                                                      Aa3/NR         1,000,000         665,920
Pittsburg  California  Redevelopment  Agency Tax Allocation  Refunding,
5.25% due  8/1/2012  (Los  Medanos  Community  Development  Project  A;
Insured: MBIA)                                                             Aaa/AAA        3,350,000       3,573,545
Pomona Unified School District  Refunding  Series A, 6.10% due 2/1/2010
(Insured: MBIA)                                                            Aaa/AAA          320,000         343,744
Puerto  Rico  Municipal  Finance  Agency  Series A, 6.00% due  7/1/2011
(Insured: FSA)                                                             Aaa/AAA          600,000         652,788
Richmond Joint Powers  Financing  Authority  Refunding  Lease & Gas Tax
Series A, 5.25% due 5/15/2013                                              NR/BBB         2,000,000       2,021,920
Sacramento  California  City  Financing  Authority,  0%  due  11/1/2014
(Insured: MBIA)                                                            Aaa/AAA        3,310,000       2,288,402
Sacramento  County  Sanitation  District  Financing  Authority  Revenue
Series A, 5.75% due 12/1/2009                                              Aa3/AA           560,000         593,270
Sacramento   Municipal  Utility  District  Electric  Revenue  Refunding
Series C, 5.75% due 11/15/2007 (ETM)                                       Aaa/AAA          330,000         330,535
Salinas  Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022
(Insured: FSA)                                                             Aaa/AAA        1,450,000         576,404
San Bernardino  County Multi Family Housing Revenue Refunding Series A,
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)                 Aaa/NR         3,000,000       3,065,160
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.10% due 9/1/2011                                                  NR/NR           190,000         194,121
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.20% due 9/1/2012                                                  NR/NR           205,000         210,221
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.30% due 9/1/2013                                                  NR/NR           300,000         309,354
San  Bernardino  County  Transportation  Authority  Sales  Tax  Revenue
Series A, 6.00% due 3/1/2010 (ETM)                                         Aaa/AAA          175,000         181,886
San Diego County California COP, 5.625% due 9/1/2012 (Insured: AMBAC)      Aaa/AAA          500,000         517,375
San Diego County  California  COP  Developmental  Services  Foundation,
5.50% due 9/1/2017                                                        Baa3/BBB-       2,000,000       2,062,320
San Diego County Regional, 5.00% due 7/1/2013 (Insured: AMBAC) (AMT)       Aaa/AAA        1,000,000       1,040,710
San Diego Public Facilities  Financing  Authority Lease Revenue,  7.00%
due 4/1/2007 (Insured: MBIA)                                               Aaa/AAA          425,000         434,932
San Francisco Bay Area Transit  Bridge Toll Notes,  5.625% due 8/1/2006
(Insured: ACA)                                                              NR/A          1,400,000       1,402,100
San  Francisco  City  &  County,  0% due  7/1/2010  (George  R  Moscone
Project)                                                                   A1/AA-         1,380,000       1,166,652
San  Francisco  Laguna  Honda  Hospital  Series I, 5.00% due  6/15/2014
(Insured: FSA)                                                             Aaa/AAA        2,320,000       2,454,537
San  Jose  Evergreen  Community  College  District  Series  C,  0%  due
9/1/2011 crossover refunded 9/1/2010 (Insured: AMBAC)                      Aaa/AAA        2,200,000       1,742,532
San Marcos Public Facilities  Authority  Revenue  Community  Facilities
District 88-1, 0% due 3/1/2008 (ETM)                                       Aaa/NR         1,900,000       1,781,725
Santa Clara Valley  Transportation  Authority Sales Tax Revenue Measure
A, 5.50% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)                       Aaa/AAA        1,810,000       1,818,018
Seal Beach  Redevelopment  Agency  Mobile Home Park  Revenue  Series A,
5.20% due 12/15/2013 (Insured: ACA)                                         NR/A            575,000         593,705
Southeast  Resources  Recovery   Facilities   Authority  Lease  Revenue
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)                  Aaa/AAA        1,060,000       1,123,059
Southern California Revenue,  5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA          350,000         374,171
Southern California Revenue,  5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA          250,000         267,265
Stanton  Multi Family  Housing  Revenue  Bond Series  1997,  5.625% due
8/1/2029 put 8/1/2009  (Continental  Gardens  Project;  Collateralized:
FNMA)                                                                      NR/AAA         4,590,000       4,731,005
Val Verde Unified  School  District COP,  5.00% due 1/1/2014  (Insured:
FGIC) (ETM)                                                                Aaa/AAA          445,000         473,004
Val  Verde  Unified  School  District  Series  B,  5.00%  due  1/1/2013
(Refunding Project; Insured: FGIC)                                         Aaa/AAA          360,000         379,591
Val  Verde  Unified  School  District  Series  B,  5.00%  due  1/1/2014
(Refunding Project; Insured: FGIC)                                         Aaa/AAA          430,000         454,493
Ventura  County   Community   College  Series  A,  5.00%  due  8/1/2012
(Insured: MBIA)                                                            Aaa/AAA          500,000         528,335
Victorville  Redevelopment  Agency  Tax  Allocation  Bear  Valley  Road
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)                  Aaa/AAA          420,000         432,701
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)            Aaa/AAA          800,000         803,456
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)            Aaa/AAA        1,000,000       1,180,220
Walnut  Valley  Unified  School  District  Series A, 6.80% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          250,000         254,365
Walnut  Valley  Unified  School  District  Series A, 6.90% due 2/1/2008
(Insured: MBIA)                                                            Aaa/AAA          250,000         261,730
Walnut  Valley  Unified  School  District  Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          100,000         106,314
Washington Township Health Care District Revenue, 5.00% due 7/1/2009        A2/NR           450,000         457,137
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2006
(Insured: MBIA)                                                            Aaa/AAA          595,000         596,607
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          655,000         696,357
Whittier  Solid Waste Revenue  Refunding  Series A, 5.375% due 8/1/2014
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,001,180


TOTAL INVESTMENTS --97.80%(Cost $ 123,489,095)                                                      $   123,717,731



    OTHER ASSETS LESS LIABILITIES -- 2.20%                                                                2,777,084


    NET ASSETS -- 100.00%                                                                           $   126,494,815

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance


Thornburg Intermediate Municipal Fund                                                                 June 30, 2006


CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P      Amount           Value

Alabama -- 1.32%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                Aaa/AAA    $    800,000  $      836,192
  Birmingham  Carraway Alabama Special,  6.25% due 8/15/2009  (Insured:
  Connie Lee)                                                               NR/AAA        2,000,000       2,065,200
  East Alabama Health Care Authority Tax  Anticipation  Series A, 4.00%
  due 9/1/2006 (Insured: MBIA)                                              Aaa/AAA       1,515,000       1,515,273
  Lauderdale  County &  Florence  Health  Group  Series  A,  5.75%  due
  7/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,600,000       1,683,408
Alaska -- 0.68%
  Alaska  Municipal  Bond Bank Series A, 5.00% due 10/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       2,470,000       2,573,789
  Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)           Aaa/AAA         500,000         542,360
Arizona -- 2.05%
  Mohave County Industrial  Development Authority Prison Project Series
  A, 5.00% due 4/1/2013 (Insured: XLCA)                                     NR/AAA        4,200,000       4,386,732
  Phoenix Street & Highway User Revenue, 6.50% due 7/1/2009 (ETM)           Aa3/AAA       1,000,000       1,046,360
  Pima  County  Industrial  Development  Authority  Series C, 6.70% due
  7/1/2021 (Arizona Charter Schools Project)                                Baa3/NR       2,715,000       2,841,329
  Tucson GO Series D, 9.75% due 7/1/2012 (ETM)                               NR/AA          400,000         518,984
  Tucson GO Series D, 9.75% due 7/1/2013 (ETM)                               NR/AA          500,000         668,365
Arkansas -- 0.54%
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2012 (Regional Medical Center Project)                                 NR/A         1,135,000       1,206,664
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2013 (Regional Medical Center Project)                                 NR/A         1,200,000       1,269,768
California -- 3.18%
  California  Department of Water  Resources  Power Series A, 5.75% due
  5/1/2017 pre-refunded 5/1/2012                                            Aaa/A-        3,000,000       3,312,120
  California  Housing Finance Authority  Revenue Series 1985-B,  9.875%
  due 2/1/2017                                                              Aa2/AA-         675,000         677,707
  California Statewide Community  Development  Authority COP, 5.50% due
  10/1/2007 (Unihealth America Project) (ETM)                               Aaa/AAA       4,500,000       4,595,760
  East Palo  Alto  Public  Financing  Series  A,  5.00%  due  10/1/2017
  (University Circle Gateway 101 Project; Insured: Radian)                  Aa3/AA          770,000         799,168
  El Camino  Hospital  District  Revenue  Series A, 6.25% due 8/15/2017
  (ETM)                                                                     Aaa/AAA       1,000,000       1,127,840
  Escondido  Joint Powers  Financing  Authority  Lease Revenue,  0% due
  9/1/2007 (Center for the Arts Project; Insured: AMBAC)                    Aaa/AAA       1,740,000       1,644,926
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  MBIA)                                                                     Aaa/AAA       2,140,000       1,115,753
  Redwood  City  California  Redevelopment  Project  Area  2a,  0%  due
  7/15/2023 (Insured: AMBAC)                                                Aaa/AAA       2,060,000         887,901
  San Diego County Water Authority  Revenue & Refunding  Series 1993-A,
  5.407% due 4/25/2007 (Insured: FGIC)                                      Aaa/AAA         500,000         515,060
Colorado -- 6.05%
  Adams County Communication Center COP Series A, 5.75% due 12/1/2016       Baa1/NR       1,265,000       1,314,449
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA        1,455,000       1,526,717
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA        1,000,000       1,050,690
  Arvada  Industrial  Development  Revenue,  5.60% due 12/1/2012 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                          NR/NR          450,000         454,482
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,048,160
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA        4,000,000       4,085,720
  Colorado  Educational  &  Cultural  Facilities  Refunding,  5.25% due
  8/15/2019 (Charter School Project; Insured: XLCA)                         Aaa/AAA       1,475,000       1,549,517
  Colorado  Educational  &  Cultural  Facilities  Refunding,  6.00% due
  4/1/2021 (Cherry Creek Charter School Project)                            Baa2/NR         500,000         513,220
  Colorado  Student  Obligation  Bond Student Loan Senior  Subordinated
  Series B, 6.20% due 12/1/2008                                              A2/A         1,570,000       1,581,429
  Denver  City & County COP  Series B Roslyn  Fire  Station,  5.00% due
  12/1/2011                                                                 Aa2/AA        2,465,000       2,569,688
  Denver  Convention Center Hotel Authority  Refunding  Series,  5.125%
  due 12/1/2017 (Insured: XLCA)                                             Aaa/AAA       4,215,000       4,452,726
  El Paso County GO School District 11, 7.10% due 12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         593,835
  Murphy  Creek Metro  District 3 Refunding  &  Improvement,  6.00% due
  12/1/2026                                                                  NR/NR        2,000,000       2,083,100
  Northwest Parkway Public Highway  Authority Senior  Convertible C, 0%
  due 6/15/2014 (Insured: FSA)                                              Aaa/AAA       1,005,000         834,281
  Plaza  Metropolitan  District 1 Colorado  Revenue Public  Improvement
  Fee/Tax Increment, 7.70% due 12/1/2017                                     NR/NR        2,500,000       2,732,350
  Southlands Metropolitan District Number 1 GO, 7.00% due 12/1/2024          NR/NR        1,370,000       1,490,574
  Thornton County SFMR Series 1992-A, 8.05% due 8/1/2009                     A3/NR           15,000          15,050
Delaware -- 0.34%
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,500,000       1,554,975
District Of Columbia -- 1.89%
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)              Aaa/AAA       2,000,000       2,123,380
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)              Aaa/AAA       2,500,000       2,574,350
  District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)         Aaa/AAA         600,000         620,736
  District  of  Columbia   Refunding   Series  B,  6.00%  due  6/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,000,000       3,375,120
Florida -- 4.73%
  Broward County Resource Recovery Revenue  Wheelabrator  South,  5.00%
  due 12/1/2007                                                              A3/AA        1,500,000       1,520,505
  Dade County School District GO, 4.75% due 7/15/2010 (Insured: MBIA)       Aaa/AAA       1,000,000       1,010,570
  Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)      Aaa/AAA       1,000,000       1,063,710
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Aaa/AAA       1,135,000       1,136,884
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2020
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,030,140
  Florida  Board  of  Education  GO  Capital  Outlay  Refunding  Public
  Education Series D, 5.75% due 6/1/2018                                    Aa1/AAA       1,460,000       1,560,550
  Florida  State  Department  of Children & Families COP South  Florida
  Evaluation Treatment, 5.00% due 10/1/2019                                 NR/AA+        2,255,000       2,323,913
  Highlands  County  Health  Facility  Authority   Refunding  Adventist
  Health Hospital A, 5.00% due 11/15/2019                                    A2/A+        1,100,000       1,114,157
  Jacksonville   Water  &  Sewer  District  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                    Aaa/AAA       1,000,000       1,022,570
  Manatee  County  Florida  Revenue  Refunding,   5.00%  due  10/1/2016
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,049,200
  Orange   County  School  Board  COP  Series  A,  6.00%  due  8/1/2008
  (Insured: MBIA)                                                           Aaa/NR        1,580,000       1,644,180
  Orlando  & Orange  County  Expressway  Revenue,  8.25%  due  7/1/2014
  (Insured: FGIC)                                                           Aaa/AAA         500,000         633,780
  Pasco County Housing Finance  Authority Multi Family Housing Revenue,
  5.50% due 6/1/2027 put 6/1/2008  (Cypress Trail  Apartments  Project;
  Guaranty: Axa Reinsurance)                                                NR/AA-        2,000,000       2,001,600
  Port Everglades  Authority Port Improvement  Revenue Refunding Series
  A, 5.00% due 9/1/2016 (Insured: FSA)                                      Aaa/AAA       3,635,000       3,646,414
  Turtle Run Community  Development District Refunding Water Management
  Benefit Special Assessment, 5.00% due 5/1/2011 (Insured: MBIA)            Aaa/AAA       1,000,000       1,028,670
Georgia -- 0.06%
  Georgia  Municipal   Electric   Authority  Power  Revenue  Unrefunded
  Balance 2005 Series Y, 10.00% due 1/1/2010                                 A1/A+          230,000         273,695
Hawaii -- 0.49%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       2,000,000       2,260,680
Idaho -- 0.44%
  Boise  City  Industrial   Development   Corp.,  5.00%  due  5/15/2020
  (Western Trailer Co. Project; LOC: Wells Fargo)                           Aaa/NR        2,000,000       2,019,220
Illinois -- 9.33%
  Champaign  County  Community  School  District  GO  Series  C, 0% due
  1/1/2011 pre-refunded 1/1/2010                                            Aaa/AAA         800,000         655,880
  Chicago Housing Authority, 5.00% due 7/1/2008 (ETM)                       Aa3/AA        3,020,000       3,084,568
  Chicago Midway Airport Revenue  Refunding Second Lien Series A, 5.00%
  due 1/1/2019 (Insured: AMBAC)                                             Aaa/AAA       1,210,000       1,230,110
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont Project; Insured: ACA)                                             NR/A         2,285,000       2,343,633
  Chicago Wastewater  Transmission Revenue Refunding Second Lien, 5.50%
  due 1/1/2013 (Insured: MBIA)                                              Aaa/AAA         650,000         698,795
  Cook County Capital  Improvement  GO, 5.50% due 11/15/2008  (Insured:
  FGIC)                                                                     Aaa/AAA         500,000         507,795
  Cook County School District GO Class A, 0% due 12/1/2022                   NR/NR        2,000,000         869,220
  Du Page County School District GO, 0% due 2/1/2010 (Insured: FGIC)        Aaa/NR          655,000         564,695
  Freeport Illinois GO, 5.375% due 1/1/2018 (Insured: MBIA)                 Aaa/AAA       1,500,000       1,590,630
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2012
  (Adventist Health Group; Insured: MBIA)                                   Aaa/AAA       2,860,000       3,091,403
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.90% due 7/1/2009                                     NR/BBB          820,000         834,325
  Illinois Educational  Facilities  Authority,  4.75% due 11/1/2036 put
  11/1/2016 (Field Museum Project)                                           A2/A         1,160,000       1,162,088
  Illinois  Educational   Facilities  Authority  Series  B,  5.50%  due
  5/15/2018 (Midwestern Univ. Revenue; Insured: ACA)                         NR/A         1,500,000       1,530,975
  Illinois  Health  Facilities  Authority,  5.00% due 7/1/2006  (Loyola
  Univ. Health Systems; Insured: MBIA)                                      Aaa/AAA       1,540,000       1,540,046
  Illinois Health Facilities  Authority,  5.50% due 10/1/2009  (Decatur
  Memorial Hospital Project)                                                 A2/A         1,055,000       1,093,455
  Illinois  Health  Facilities  Authority,  6.00% due 7/1/2011  (Loyola
  Univ. Health Systems; Insured: MBIA)                                      Aaa/AAA         770,000         837,021
  Illinois  Health  Facilities  Authority,  6.00% due 7/1/2012  (Loyola
  Univ. Health Systems; Insured: MBIA)                                      Aaa/AAA       1,080,000       1,181,002
  Illinois  Health  Facilities  Authority,  6.00% due 7/1/2012  (Loyola
  Univ. Health Systems; Insured: MBIA) (ETM)                                Aaa/AAA         230,000         253,301
  Illinois   Health   Facilities   Authority,   6.25%  due   11/15/2019
  pre-refunded 11/15/2009 (OSF Healthcare Project)                           A2/A         1,250,000       1,350,687
  Illinois Health Facilities  Authority,  5.70% due 2/20/2021  (Midwest
  Care Center Project; Collateralized: GNMA)                                Aaa/NR          990,000       1,044,163
  Illinois Health  Facilities  Authority  Series A, 5.75% due 8/15/2013
  pre-refunded   8/15/2009   (Children's   Memorial  Hospital  Project;
  Insured: AMBAC)                                                           Aaa/AAA       1,900,000       2,017,192
  Illinois University  Revenues,  5.25% due 1/15/2018 (UIC South Campus
  Development Project; Insured: FGIC)                                       Aaa/AAA       1,205,000       1,272,480
  Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                     Aaa/AAA         755,000         791,361
  Melrose Park Tax Increment  Series B, 6.50% due 12/15/2015  (Insured:
  FSA)                                                                      Aaa/AAA       1,015,000       1,117,261
  Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006         Aa3/NR          295,000         298,867
  Sangamon  County School  District Series A, 5.875% due 8/15/2018 (Hay
  Edwards Project; Insured: ACA)                                             NR/A         2,400,000       2,538,504
  Sherman   Revenue   Refunding    Mortgage,    6.10%   due   10/1/2014
  (Collateralized: GNMA)                                                    NR/AAA        1,170,000       1,235,614
  Sherman   Revenue   Refunding    Mortgage,    6.20%   due   10/1/2019
  (Collateralized: GNMA)                                                    NR/AAA        1,600,000       1,689,088
  Southern  Illinois  University  Revenues,  0% due 4/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,425,000       1,011,508
  University of Illinois Revenue, 0% due 4/1/2014 (Insured: MBIA)           Aaa/AAA       1,590,000       1,130,331
  West  Chicago  Industrial  Development  Revenue,  6.90% due  9/1/2024
  (Leggett & Platt Inc. Project)                                             NR/A+        1,000,000       1,004,540
  Will & Kendall  Counties  Community  Series B,  5.125%  due  1/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,041,340
  Will County Community School 365-U, 0% due 11/1/2011 (Insured: FSA)       Aaa/AAA       3,000,000       2,401,980
Indiana -- 7.51%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology Project)                                           NR/NR          895,000         929,959
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology Project)                                           NR/NR        1,355,000       1,423,956
  Allen County Jail  Building  Corp.  GO, 5.00% due 4/1/2018  (Insured:
  XLCA)                                                                     Aaa/AAA       2,495,000       2,580,479
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2018                                                                 A3/NR        1,560,000       1,591,949
  Allen County War  Memorial  Series A, 5.25% due  11/1/2013  (Insured:
  AMBAC)                                                                    Aaa/NR        1,000,000       1,054,810
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,071,530
  Carmel  Indiana  Redevelopment   Authority  Lease,  0%  due  2/1/2016
  (Performing Arts Center)                                                  Aa2/AA        1,730,000       1,099,986
  Carmel  Indiana  Redevelopment   Authority  Lease,  0%  due  2/1/2021
  (Performing Arts Center)                                                  Aa2/AA        2,000,000         958,060
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,634,185
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       2,065,684
  East Chicago  Elementary  School  Building First  Mortgage  Series A,
  6.25% due 7/5/2008 (State Aid Withholding)                                 NR/A           350,000         360,570
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)       Aaa/AAA       1,500,000       1,590,360
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       Aaa/AAA       1,025,000       1,081,826
  Gary  Indiana  Building  Corp. - Lake County  First  Mortgage  Series
  1994-B, 8.25% due 7/1/2010 (Sears Building Project)                        NR/NR          715,000         727,641
  Goshen  Chandler  School   Building   Refunding,   0%  due  1/15/2011
  (Insured: MBIA)                                                           Aaa/AAA       1,020,000         844,529
  Hamilton  Southeastern  Indiana,  6.25% due 7/15/2006 (North Delaware
  School Building Project) (ETM)                                            Aaa/AAA         680,000         680,659
  Huntington Economic Development  Revenue,  6.40% due 5/1/2015 (United
  Methodist Memorial Project)                                                NR/NR        1,000,000       1,034,520
  Indiana Bond Bank Special Program Hendrick's  Redevelopment Series B,
  6.20% due 2/1/2023 pre-refunded 2/1/2007                                   NR/NR        1,500,000       1,550,070
  Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)        NR/AA-          575,000         576,616
  Indiana  Health  Facility  Hospital  Revenue,   5.40%  due  2/15/2016
  (Clarian Health Obligation Group Project; Insured: MBIA)                  Aaa/AAA       1,000,000       1,066,030
  Indiana State Educational  Facilities  Authority  Revenue,  5.65% due
  10/1/2015 (University of Indianapolis Project)                             NR/A-        1,065,000       1,116,461
  Indiana State Educational  Facilities  Authority  Revenue,  5.70% due
  10/1/2016 (University of Indianapolis Project)                             NR/A-        1,025,000       1,076,496
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/AA-         740,000         655,285
  Portage   Township  Multi  School   Building,   5.50%  due  7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA         500,000         536,395
  Rockport  Pollution  Control Revenue Series A, 4.90% due 6/1/2025 put
  6/1/2007 (Indiana Michigan Power Co. Project)                            Baa2/BBB       3,165,000       3,199,245
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A-        1,000,000       1,006,890
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                     NR/AA        1,200,000       1,298,160
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,685,000       1,830,062
Iowa -- 1.45%
  Iowa Finance  Authority  Health Care  Facilities,  6.00% due 7/1/2013
  (Genesis Medical Center Project)                                           A1/NR        1,000,000       1,053,260
  Iowa Finance Authority Hospital Facility Revenue,  6.00% due 7/1/2012
  (Trinity Regional Hospital Project; Insured: FSA)                         Aaa/AAA       1,000,000       1,075,570
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.75%  due
  2/15/2016 pre-refunded 2/15/2010                                          Aa3/NR        1,000,000       1,101,440
  Iowa Finance Authority Revenue,  6.00% due 12/1/2018 (Catholic Health
  Initiatives Project)                                                      Aa2/AA        2,000,000       2,139,040
  Iowa Finance  Authority  Revenue  Refunding  Trinity Health Series B,
  5.75% due 12/1/2015                                                       Aa3/AA-       1,250,000       1,326,850
Kansas -- 1.22%
  Wichita Hospital Revenue Refunding  Improvement  Series XI, 6.75% due
  11/15/2019 (Christi Health System Project)                                 NR/A+        4,200,000       4,527,348
  Wyandotte  County Kansas School  District 204 Refunding & Improvement
  Series A, 5.00% due 9/1/2014 (Insured: FGIC)                              Aaa/NR        1,030,000       1,088,834
Kentucky -- 1.09%
  Kentucky Economic  Development  Finance Authority Series C, 5.85% due
  10/1/2015 (Norton Healthcare Project; Insured: MBIA)                      Aaa/AAA       4,000,000       4,392,200
  Wilmore Housing Facilities  Revenue,  5.55% due 7/1/2013 (LOC: Allied
  Irish Bank plc)                                                            NR/NR          595,000         611,731
Louisiana -- 1.98%
  Jefferson  Sales Tax District  Revenue  Series B, 5.50% due 12/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,595,000       1,648,592
  Louisiana  Local  Govt.  Environment  Series A,  4.10%  due  9/1/2007
  (Bellemont Apartment Housing Project)                                     Baa1/NR         260,000         260,223
  Morehouse  Parish  Pollution  Revenue  Refunding  Series A, 5.25% due
  11/15/2013 (International Paper Co. Project)                             Baa3/BBB       3,000,000       3,097,890
  New Orleans  Sewer  Service  Revenue,  5.50% due  6/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       1,000,000       1,041,070
  Orleans Levee District  Trust Receipts  Series A, 5.95% due 11/1/2007
  (Insured: FSA)                                                            Aaa/AAA         690,000         707,202
  St.  Tammany  Parish  Sales  Tax  District  No.  03  Sales  & Use Tax
  Revenue, 5.00% due 6/1/2019                                               NR/AAA        1,300,000       1,346,046
  St.  Tammany  Parish  Sales  Tax  District  No.  03  Sales  & Use Tax
  Revenue, 5.00% due 6/1/2020                                               NR/AAA        1,000,000       1,031,710
Maine -- 0.23%
  Jay  Solid  Waste  Disposal  Revenue  Series B,  6.20%  due  9/1/2019
  (International Paper Co. Project)                                        Baa3/BBB       1,000,000       1,052,690
Massachusetts -- 0.35%
  Massachusetts  HFA Housing  Development  Series A, 5.05% due 6/1/2010
  (Insured: MBIA) (AMT)                                                     Aaa/AAA         515,000         516,087
  Massachusetts   HFA   Refunding   Series  A,  6.125%  due   12/1/2011
  pre-refunded 12/1/2006 (Insured: MBIA) (AMT)                              Aaa/AAA         150,000         154,098
  Massachusetts HFA Refunding Series A, 6.125% due 12/1/2011  (Insured:
  MBIA) (AMT)                                                               Aaa/AAA         950,000         965,684
Michigan -- 1.22%
  Kalamazoo  Hospital Finance  Authority  Revenue Series 1994-A,  6.25%
  due 6/1/2014 (Borgess Medical Center Project) (ETM)                       Aaa/AAA         650,000         738,491
  Kent  Hospital  Finance  Authority  Michigan   Hospital,   7.25%  due
  1/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,000,000       1,114,400
  Michigan  State  Building  Authority  Revenue  Refunding   Facilities
  Program Series I, 5.25% due 10/15/2017 (Insured: FSA)                     Aaa/AAA       2,450,000       2,593,301
  Southfield  Economic  Development  Corp.  Refunding  Revenue  N.W. 12
  Limited Partnership, 7.25% due 12/1/2010                                   NR/NR        1,165,000       1,164,895
Minnesota -- 1.15%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligation Group Project)                                                Baa1/BBB+      1,000,000       1,073,540
  Minneapolis  St. Paul Housing &  Redevelopment  Authority,  4.75% due
  11/15/2018 (Healthspan Project; Insured: AMBAC)                           Aaa/AAA       3,500,000       3,500,595
  Southern  Minnesota  Municipal  Power Agency Supply,  pre-refunded to
  various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)               Aaa/AAA         700,000         735,756
Mississippi -- 0.76%
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2018 (Insured: XLCA)          Aaa/AAA         920,000         952,770
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2020 (Insured: XLCA)          Aaa/AAA       1,000,000       1,028,520
  Mississippi  Higher   Educational   Authority  Series  C,  7.50%  due
  9/1/2009                                                                   A2/NR        1,500,000       1,503,255
Missouri -- 1.19%
  Missouri  Development  Finance Board  Healthcare  Series A, 5.40% due
  11/1/2018 (Lutheran Home for the aged Project; LOC: Commerce Bank)        Aa3/NR        2,025,000       2,054,524
  Platte County COP, 4.00% due 9/1/2006                                     NR/AA-        1,310,000       1,310,367
  Springfield Public Utilities Revenue Series A, 5.00% due 12/1/2013        Aaa/AAA       2,000,000       2,110,540
Nebraska -- 0.19%
  Madison  County  Hospital  Authority  1 Hospital  Revenue,  5.50% due
  7/1/2014 (Faith Regional Health Services Project; Insured: Radian)         NR/AA          845,000         888,306
Nevada -- 1.08%
  Clark County  Pollution  Control Revenue Series B, 6.60% due 6/1/2019
  (Nevada Power Co. Project; Insured: FGIC)                                 Aaa/AAA         640,000         650,573
  Las  Vegas  Special  Improvement   District  Refunding  Senior  Local
  Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)                  Aaa/AAA       1,155,000       1,200,842
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000       1,016,070
  Washoe County Reno Sparks Series B, 0% due 7/1/2011 (Insured: FSA)        Aaa/AAA       2,600,000       2,109,796
New Hampshire -- 1.35%
  Manchester  Housing  &  Redevelopment  Authority  Series  B,  0%  due
  1/1/2016 (Insured: Radian)                                                 NR/A         4,990,000       3,122,093
  New Hampshire  Pollution  Refunding  Central Maine Power Co.,  5.375%
  due 5/1/2014                                                              A3/BBB+       3,000,000       3,094,140
New Jersey -- 0.33%
  New  Jersey  Economic   Development   Authority   School   Facilities
  Construction Series O, 5.00% due 3/1/2019                                 A1/AA-        1,280,000       1,322,662
  New Jersey EDA Refunding Revenue,  7.50% due 12/1/2019  (Spectrum for
  Living Development Project; LOC: PNC Bank)                                 A3/NR          220,000         220,612
New Mexico -- 1.39%
  Albuquerque  Airport Revenue Refunding,  5.00% due 7/1/2008 (Insured:
  AMBAC) (AMT)                                                              Aaa/AAA       2,380,000       2,423,530
  Farmington   Pollution  Control  Revenue,   3.99%  due  9/1/2024  put
  7/3/2006 (LOC: Barclays Bank) (daily demand notes)                        P1/A-1+         450,000         450,000
  Sandoval  County  Incentive  Payment  Revenue  Refunding,  5.00%  due
  6/1/2020                                                                   NR/A+        2,000,000       2,056,440
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation Project)                                                        NR/NR        1,515,000       1,490,275
New York -- 3.40%
  Long Island Power Authority General Series B, 5.00% due 12/1/2006          A3/A-        2,000,000       2,010,120
  Metro  Transportation  Authority New York Service  Control  Series B,
  5.25% due 7/1/2006                                                        A1/AA-        1,080,000       1,080,043
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,000,000       1,080,260
  New York City GO Series E, 6.00% due 8/1/2008 pre-refunded 8/1/2006       Aaa/AAA         910,000         925,261
  New York City GO Series E, 6.00% due 8/1/2008  pre-refunded  8/1/2006
  (Insured: FGIC)                                                           Aaa/AAA       1,025,000       1,042,056
  New York City  Industrial  Development  Agency  Series  A,  5.00% due
  6/1/2010 (Lycee Francais De New York Project; Insured: ACA)                NR/A         1,175,000       1,205,186
  New York City Municipal Water Finance Authority,  3.93% due 6/15/2023
  put 7/3/2006 (Insured: FGIC-SPI) (daily demand notes)                   VMIG1/A-1+      2,100,000       2,100,000
  New York City Transitional  Authority  Facilities  Refunding Series A
  1, 5.00% due 11/1/2020                                                    Aa1/AAA       3,000,000       3,120,090
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art Project; Insured: ACA)                                NR/A           875,000         920,010
  New York  Housing  Finance  Service  Series A,  6.375% due  9/15/2015
  pre-refunded 9/15/2007                                                    A1/AAA          220,000         226,538
  New York State Dorm Authority  Bishop Henry B Hucles  Nursing,  5.00%
  due 7/1/2017 (Insured: Sonyma)                                            Aa1/NR          850,000         884,969
  New  York  State  Dormitory   Authority  School  Districts  Financing
  Program Series E, 9.00% due 10/1/2007 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,061,220
North Carolina -- 0.75%
  North Carolina Eastern  Municipal Power Refunding Series A, 5.70% due
  1/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,200,000       1,233,696
  North  Carolina  Housing  Finance  Agency Single Family  Revenue Bond
  Series BB, 6.50% due 9/1/2026                                             Aa2/AA        1,155,000       1,182,547
  North  Carolina  Medical  Care,  5.00% due 9/1/2013  (Rowan  Regional
  Medical Center Project; Insured: FSA & FHA 242)                           Aaa/AAA       1,000,000       1,050,480
North Dakota -- 0.24%
  Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/2006
  (Altra Health Systems Obligated Group Project; Insured:
  MBIA)                                                                     Aaa/AAA         365,000         366,048
  North Dakota State Housing  Finance  Agency Home  Mortgage  Series A,
  5.70% due 7/1/2030                                                        Aa1/NR          745,000         749,455
Ohio -- 2.83%
  Butler  County   Transportation   Improvement,   6.00%  due  4/1/2010
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,054,920
  Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008          Aa2/AA+       2,530,000       2,592,592
  Cleveland   Cuyahoga  County  Development  Bond  Fund  A,  6.25%  due
  5/15/2016 (LOC: FifthThird Bank)                                           NR/NR        1,340,000       1,419,971
  Franklin  County  Health  Care  Revenue  Series  1995-A,   6.00%  due
  11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)                 Aa2/NR          945,000         965,129
  Hamilton  Wastewater Systems Revenue  Refunding,  5.25% due 10/1/2017
  (Insured: FSA)                                                            Aaa/AAA       1,500,000       1,602,420
  Marysville   School   District  COP,  5.25%  due  12/1/2017   (School
  Facilities Project; Insured: MBIA)                                        Aaa/AAA       2,000,000       2,150,200
  North   Ridgeville    Economic    Development,    0%   due   2/1/2015
  (Collateralized: FHA)                                                     NR/AAA          430,000         212,674
  Ohio State Higher  Educational  Facility Revenue,  5.05% due 7/1/2037
  put 7/1/2016 (Kenyon College Project)                                      A2/A         2,200,000       2,278,650
  Reynoldsburg  Health Care Facilities Revenue Bonds Series 1997, 5.70%
  due 10/20/2012 (Collateralized: GNMA)                                     Aa3/NR          760,000         790,620
Oklahoma -- 4.11%
  Alva  Hospital  Authority  Hospital  Revenue  Sales  Tax,  5.25%  due
  6/1/2025 (Insured: Radian)                                                Aa3/AA        1,505,000       1,566,916
  Comanche  County  Oklahoma  Hospital  Authority  Revenue,  5.25%  due
  7/1/2019 (Insured: Radian)                                                Aa3/AA        3,345,000       3,488,768
  Oklahoma  City  Municipal  Improvement  Authority,  0%  due  7/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,020,000         942,215
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2006
  (Insured: AMBAC)                                                          Aaa/AAA         500,000         499,950
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2011
  (Insured: AMBAC)                                                          Aaa/AAA       1,125,000         915,581
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,485,000       1,099,375
  Oklahoma  Development  Finance Authority Hospital  Association Pooled
  Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)                           Aaa/AAA         825,000         873,238
  Oklahoma Industrial Authority Revenue Refunding,  6.00% due 8/15/2010
  (Integris Baptist Project; Insured: AMBAC)                                Aaa/AAA         750,000         803,475
  Tulsa County Independent School District Combined Purpose,  4.50% due
  8/1/2007                                                                  Aa3/AA-       2,800,000       2,820,580
  Tulsa Industrial  Authority  Hospital Revenue  Refunding,  5.375% due
  2/15/2017 (St. John Medical Center Project)                               Aa3/AA        4,000,000       4,043,240
  Tulsa  Industrial  Authority  Revenue  Refunding  University of Tulsa
  Series A, 6.00% due 10/1/2016 (Insured: MBIA)                             Aaa/AAA       1,250,000       1,384,200
  Tulsa Public  Facilities  Authority  Solid Waste  Revenue,  5.65% due
  11/1/2006 (Ogden Martin Project; Insured: AMBAC)                          Aaa/AAA         500,000         502,840
Oregon -- 0.36%
  Forest  Grove  Campus  Improvement  & Refunding  Pacific  University,
  6.00% due 5/1/2015 pre-refunded 5/1/2010 (Insured: Radian)                 NR/AA          800,000         858,592
  Oregon State Housing & Community  Services  Department  Single Family
  Mortgage Program Series B, 5.35% due 7/1/2018                             Aa2/NR          810,000         816,950
Pennsylvania -- 1.95%
  Allegheny  County  Hospital  Development  Health  Series B, 6.50% due
  5/1/2012 (South Hills Health Systems Project)                             Baa1/NR       1,400,000       1,499,218
  Carbon County Industrial  Development Authority Refunding,  6.65% due
  5/1/2010 (Panther Creek Partners Project)                                 NR/BBB-       1,370,000       1,442,473
  Chester  County School  Authority,  5.00% due 4/1/2020  (Intermediate
  Unit Project; Insured: AMBAC)                                             NR/AAA        2,310,000       2,385,860
  Lancaster County Series B, 0% due 5/1/2014 (Insured: FGIC)                Aaa/NR          795,000         553,813
  Lancaster County Series B, 0% due 5/1/2015 (Insured: FGIC)                Aaa/NR          800,000         532,024
  Lehigh County  General  Purpose  Shepard Rehab.  Hospital,  6.00% due
  11/15/2007 (Insured: AMBAC)                                               Aaa/AAA         785,000         807,090
  Pennsylvania  Higher Education  University Series 14, 0% due 7/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,032,839         724,809
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)                 Aaa/AAA         500,000         522,750
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2010 (Insured: MBIA)                 Aaa/AAA         480,000         507,029
Rhode Island -- 0.77%
  Rhode Island Health & Education  Building Hospital  Financing,  5.25%
  due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)                  NR/AA        1,325,000       1,372,859
  Rhode  Island  Health  &  Education  Building  Refunding,  6.00%  due
  8/1/2014 (Credit Support: FHA)                                             NR/AA        1,000,000       1,052,060
  Rhode Island Health & Education  Building  Refunding Higher Education
  State University, 5.00% due 3/15/2014 (Insured: Radian)                    NR/AA        1,065,000       1,106,940
South Carolina -- 2.58%
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District Project)                     A1/AA-        1,855,000       1,934,728
  Darlington County Industrial Development,  6.00% due 4/1/2026 (Sonoco
  Products Co. Project)                                                     A3/BBB+       3,255,000       3,308,122
  Lexington  One  School  Facilities  Corp.   Lexington  County  School
  District No 1, 5.00% due 12/1/2019                                         A1/NR        1,000,000       1,029,440
  Lexington  One  School  Facilities  Corp.   Lexington  County  School
  District No 1, 5.25% due 12/1/2021                                         A1/NR        1,700,000       1,756,049
  Scago  Educational  Facilities Corp. School District No 5 Spartanburg
  County, 5.00% due 4/1/2019 (Insured: FSA)                                 Aaa/AAA       2,740,000       2,836,256
  Scago  Educational  Facilities Corp. School District No 5 Spartanburg
  County, 5.00% due 4/1/2021 (Insured: FSA)                                 Aaa/AAA       1,000,000       1,027,520
South Dakota -- 0.22%
  South Dakota Housing Development  Authority  Homeownership  Series B,
  4.85% due 5/1/2009                                                        Aa1/AAA       1,000,000       1,012,160
Tennessee -- 0.43%
  Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized:
  FNMA)                                                                     NR/AAA        2,000,000       1,999,740
Texas -- 16.13%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 (Army Retirement Residence Project)                              NR/BBB-       1,250,000       1,314,150
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (Insured:
  MBIA)                                                                     Aaa/NR          600,000         626,286
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (Insured:
  MBIA)                                                                     Aaa/NR        1,035,000       1,083,448
  Bexar County Housing Finance Corp., 6.50% due 12/1/2021                   Baa1/NR       2,000,000       2,061,460
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.40% due
  8/1/2012 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR        1,005,000       1,021,341
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.95% due
  8/1/2020 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR        1,270,000       1,344,473
  Bexar  County  Housing  Finance  Corp.  Series A, 5.875% due 4/1/2014
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          975,000       1,008,004
  Bexar  County  Housing  Finance  Corp.  Series A, 6.125% due 4/1/2020
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          800,000         827,672
  Birdville  Independent  School District  Refunding,  0% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,800,000       2,210,768
  Carroll  Independent  School  District  Refunding,  0% due  2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,130,000         918,622
  Cedar  Park  Texas  Refunding  &  Improvement,  5.00%  due  2/15/2016
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,042,140
  Central  Regional  Mobility  Authority  Revenue  Anticipation  Notes,
  5.00% due 1/1/2008                                                        Aa3/AA        1,100,000       1,118,139
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2013
  (Guaranty: PSF)                                                           NR/AAA        5,000,000       3,492,300
  Donna  Independent  School  District  Refunding,  5.00% due 2/15/2015
  (Guaranty: PSF)                                                           Aaa/AAA         980,000       1,032,205
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  pre-refunded 2/15/2012 (Insured: PSF)                                     Aaa/AAA       2,985,000       1,873,267
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  (Insured: PSF)                                                            Aaa/AAA          15,000           9,219
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2010
  (Guaranty: PSF)                                                           Aaa/AAA       3,750,000       3,092,400
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       2,500,000       1,950,950
  Ennis Texas Independent School District,  0% due 8/15/2012 (Guaranty:
  PSF)                                                                      Aaa/NR          835,000         631,652
  Ennis Texas Independent School District,  0% due 8/15/2013 (Guaranty:
  PSF)                                                                      Aaa/NR          845,000         599,316
  Ennis Texas Independent School District,  0% due 8/15/2014 (Guaranty:
  PSF)                                                                      Aaa/NR          855,000         568,558
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2012
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,625,000       1,243,125
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2013
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,645,000       1,181,028
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2014
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,670,000       1,124,127
  Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA        1,000,000       1,032,320
  Gulf  Coast  Center  Revenue,   6.75%  due  9/1/2020  (Mental  Health
  Retardation Center Project)                                               NR/BBB        1,320,000       1,396,507
  Hays  Consolidated  Independent  School  District,  0% due  8/15/2013
  pre-refunded 8/15/2011 (Guaranty: PSF)                                    Aaa/AAA       6,245,000       4,531,060
  Irving  Waterworks & Sewer Revenue  Refunding &  Improvement,  5.375%
  due 8/15/2014                                                             Aa2/AA        1,500,000       1,574,610
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2018 (Insured: AMBAC)                                                Aaa/AAA       2,040,000       2,109,707
  Lewisville  Combination Contract Revenue Refunding Special Assessment
  District 2, 4.75% due 9/1/2012 (Insured: ACA)                              NR/A         2,055,000       2,075,221
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2012
  (Guaranty: PSF)                                                           NR/AAA        1,420,000       1,072,654
  Midlothian Texas Independent School District, 0% due 2/15/2012 (ETM)      Aaa/NR          500,000         394,560
  Midlothian  Texas  Independent  School  District,  0%  due  2/15/2012
  (Guaranty: PSF)                                                           Aaa/NR          500,000         394,780
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                    NR/AA          735,000         784,421
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                    NR/AA          500,000         531,520
  Pharr  San  Juan  Alamo  Independent  Building,  5.75%  due  2/1/2013
  (Guaranty: PSF)                                                           Aaa/AAA       1,000,000       1,056,110
  Port Arthur Refunding, 5.00% due 2/15/2019 (Insured: MBIA)                Aaa/AAA       1,000,000       1,026,730
  Sabine River Authority Texas Pollution  Refunding Series A, 5.80% due
  7/1/2022 (TXU Energy Co. Project)                                        Baa2/BBB-      1,000,000       1,061,030
  Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016         Baa2/NR       3,000,000       3,149,280
  Sam Rayburn  Municipal  Power  Agency  Refunding  Series A, 6.00% due
  10/1/2021                                                                 Baa2/NR         675,000         704,545
  San Antonio Hotel  Occupancy  Revenue  Refunding  Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                   Aaa/AAA       1,350,000       1,377,958
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA       1,775,000       1,999,679
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt Project)                                     A2/NR        3,500,000       3,884,965
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2009 (Wadley Regional Medical Center Project; Insured: MBIA)         Aaa/AAA         500,000         525,005
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2011 (Insured: MBIA)                                                 Aaa/AAA       2,500,000       2,685,650
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,064,680
  Travis  County  Health  Facilities  Development  Series A,  5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,118,600
  Travis  County  Health  Facilities  Development  Series A,  6.25% due
  11/15/2014   pre-refunded   11/15/2009   (Ascension  Health  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,240,660
  Upper Trinity  Regional Water District  Regional Treated Water Supply
  Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)                     Aaa/AAA         600,000         630,282
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2015 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA          870,000         934,128
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2016 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA        1,050,000       1,127,396
  West Harris County Municipal  Utility  Refunding,  6.00% due 3/1/2017
  (Insured: Radian)                                                          NR/AA          500,000         513,560
Utah -- 0.93%
  Salt Lake City  Municipal  Building  Series B,  5.30% due  10/15/2012
  pre-refunded 10/15/2009 (Insured: AMBAC)                                  Aaa/AAA       1,085,000       1,140,921
  Utah  Board of  Regents  Auxiliary  Refunding  Series  A,  5.25%  due
  5/1/2013                                                                   NR/AA          595,000         626,059
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aaa/NR        1,000,000       1,070,880
  Utah Housing  Finance  Agency,  6.05% due 7/1/2016  (Credit  Support:
  FHA)                                                                      NR/AAA          405,000         415,554
  Utah Housing Finance Agency SFMR D-2 Class I, 5.85% due 7/1/2015          Aa2/AA           60,000          60,830
  Utah Water  Finance  Agency  Revenue  Pooled Loan  Financing  Program
  Series A, 5.00% due 10/1/2012 (Insured: AMBAC)                            Aaa/NR          940,000         984,866
Virginia -- 2.69%
  Alexandria  Industrial  Development  Authority,  5.90% due  10/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,000,000       2,170,060
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis Series A, 6.00% due 10/1/2014 (Insured: AMBAC)                   Aaa/AAA       1,500,000       1,633,125
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis Series A, 6.00% due 10/1/2015 (Insured: AMBAC)                   Aaa/AAA       1,590,000       1,731,112
  Fauquier  County   Industrial   Development   Authority,   5.50%  due
  10/1/2016 (Insured: Radian)                                                NR/AA        1,000,000       1,067,870
  Hanover County Industrial  Development  Authority Medical  Facilities
  Revenue, 6.00% due 10/1/2021 (ETM)                                        Aaa/AAA         795,000         795,978
  Norfolk Industrial  Development Authority Lease, 5.625% due 9/15/2017
  pre-refunded 9/15/2006 (Norfolk Public Health Center Project)             Aa1/AA+       1,000,000       1,023,500
  Norton Industrial  Development  Authority Hospital  Refunding,  6.00%
  due 12/1/2014 (Norton Community Hospital Project; Insured: ACA)            NR/A         1,635,000       1,758,606
  Spotsylvania  County Industrial  Development,  6.00% due 9/1/2019 put
  9/1/2008 (Walter Grinders Project; LOC: Deutsche Bank)                     NR/NR        2,210,000       2,200,011
Washington -- 5.48%
  Benton County Public Utility District  Refunding Series A, 5.625% due
  11/1/2012 (Insured: FSA)                                                  Aaa/AAA       1,500,000       1,611,900
  Energy   Northwest   Washington   Series  A,   5.60%   due   7/1/2015
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-        1,000,000       1,038,110
  Energy   Northwest   Washington   Series  B,   5.10%   due   7/1/2009
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-          745,000         771,559
  Port  Longview  Industrial  Development  Corp.  Solid Waste  Disposal
  Revenue, 6.875% due 10/1/2008                                             NR/BBB        1,500,000       1,578,825
  Tacoma  Electric   Systems  Revenue  Series  A,  5.50%  due  1/1/2012
  (Insured: FSA)                                                            Aaa/AAA         750,000         801,255
  Vancouver Downtown  Redevelopment Senior Series A, 5.50% due 1/1/2018
  (Conference Center Project; Insured: ACA)                                  NR/A         3,500,000       3,628,310
  Washington  Health Care  Facilities,  5.50% due  12/1/2010  (Insured:
  MBIA)                                                                     Aaa/AAA       2,690,000       2,845,859
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,735,000       1,864,847
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Insured:
  MBIA)                                                                     Aaa/AAA       1,945,000       2,081,811
  Washington  Health Care  Facilities  Refunding,  6.375% due 10/1/2010
  (Insured: FGIC)                                                           Aaa/AAA       1,500,000       1,630,305
  Washington  Health Care  Facilities Sea Mar Community  Health Center,
  5.60% due 1/1/2018 (LOC: U.S. Bancorp)                                    Aa1/NR        1,025,000       1,071,392
  Washington  Nonprofit  Housing,  5.60% due  7/1/2011  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA          500,000         523,390
  Washington  Nonprofit  Housing,  5.875% due 7/1/2019  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA        1,000,000       1,052,730
  Washington   Public  Power  Supply  Refunding  Series  A,  5.00%  due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       3,030,000       3,136,504
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2010        Aaa/AA-         960,000         812,861
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2011        Aaa/AA-       1,000,000         810,660
West Virginia -- 0.34%
  West Virginia State Hospital  Finance  Authority  Series A, 5.00% due
  6/1/2020 (United Hospital Center Project; Insured: AMBAC)                 Aaa/AAA       1,530,000       1,583,183
Wisconsin -- 1.33%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc. Project; Insured: Radian)              NR/AA        1,000,000       1,056,780
  Wisconsin  Housing  &  Economic  Development  Series  A,  5.875%  due
  11/1/2016 (Insured: AMBAC)                                                Aaa/AAA       1,980,000       2,058,586
  Wisconsin State Health & Educational Facilities,  4.50% due 12/1/2023
  put 12/1/2007 (Hospital Sisters Services, Inc.; Insured: FSA)             Aaa/NR        3,000,000       3,021,270


Total Investments -- 98.13% (Cost $441,798,932)                                                     $   452,399,568


    OTHER ASSETS LESS LIABILITIES -- 1.87%                                                                8,629,985


    NET ASSETS -- 100.00%                                                                           $   461,029,553

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Housing Finance Authority
MBIA       Insured by Municipal Bond Investors Assurance
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance



Thornburg New Mexico Intermediate Municipal Fund                                                      June 30, 2006


CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX


                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount             Value

Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)           NR/AA      $  3,000,000  $    3,038,400
Albuquerque Airport Revenue, 5.00% due 7/1/2007 (Insured: AMBAC)           Aaa/AAA        1,000,000       1,010,130
Albuquerque  Airport  Revenue Senior Lien  Improvement  Series B, 5.00%
due 7/1/2012 (Insured: MBIA)                                               Aaa/AAA        1,670,000       1,729,485
Albuquerque  Gross  Receipts  Series  B, 0% due  7/1/2012  pre-refunded
7/1/2011                                                                   Aaa/AAA        1,775,000       1,388,316
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 (Insured: FSA)        Aaa/AAA          225,000         175,214
Albuquerque  Industrial  Revenue  Refunding,  5.15% due  4/1/2016  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         1,170,000       1,195,869
Albuquerque  Industrial  Revenue  Refunding,  5.25% due  4/1/2017  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         2,140,000       2,192,344
Albuquerque  Joint  Water & Sewage  Revenue  Series A, 0% due  7/1/2008
(Insured: FGIC)                                                            Aaa/AAA        1,600,000       1,476,832
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2006       Aa2/AA         1,500,000       1,500,090
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008       Aa3/AA            60,000          60,037
Albuquerque  Municipal  School District Number 12 Refunding,  5.10% due
8/1/2014                                                                   Aa2/AA           760,000         775,937
Albuquerque  Municipal  School District Number 12 Refunding,  5.00% due
8/1/2015                                                                   Aa2/AA         1,175,000       1,215,620
Albuquerque  Refuse  Removal &  Disposal  Revenue  Refunding  Series B,
5.00% due 7/1/2010 (Insured: FSA)                                          Aaa/AAA          415,000         431,297
Albuquerque Series B, 5.00% due 7/1/2006                                   Aa3/AA         2,200,000       2,200,066
Artesia Hospital District, 4.50% due 8/1/2008 (Insured: AMBAC)             Aaa/NR           810,000         820,060
Belen  Consolidated  School  District  No 2 Ref  Series  A,  4.00%  due
8/1/2007 (Insured: MBIA)                                                   Aaa/NR         1,000,000       1,002,290
Belen  Consolidated  School  District  No 2 Ref  Series  A,  4.00%  due
8/1/2008 (Insured: MBIA)                                                   Aaa/NR         1,000,000       1,003,090
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011      NR/NR           585,000         594,530
Bernalillo County Government, 7.00% due 2/1/2007                           Aa1/AA+          410,000         417,524
Bernalillo  County Gross  Receipts,  5.10% due  10/1/2010  pre-refunded
10/01/2009                                                                 Aa3/AA           525,000         544,042
Bernalillo   County  Gross  Receipts   Series  B,  5.00%  due  4/1/2021
(Insured: MBIA)                                                            Aaa/AAA        3,000,000       3,163,560
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.50% due  10/1/2011
pre-refunded 10/01/2009                                                    Aa3/AA           495,000         518,943
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012          Aa3/AA         1,000,000       1,065,350
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.75% due  10/1/2015
pre-refunded 10/01/2009                                                    Aa3/AA         2,000,000       2,111,880
Bernalillo  County Multi Family Housing Revenue Series 1988,  4.60% due
11/1/2025 put 11/1/2006  (Sunchase  Apartments  Project;  Insured:  AXA
Reinsurance Co.)                                                           NR/AA-         2,300,000       2,305,244
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2017 (Insured:
FGIC)                                                                      Aaa/NR         1,000,000       1,029,940
Chaves County Gross Receipts Tax Revenue,  5.05% due 7/1/2019 (Insured:
FGIC)                                                                      Aaa/NR         1,030,000       1,062,713
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2021 (Insured:
FGIC)                                                                      Aaa/NR           455,000         467,103
Cibola  County  Gross  Receipts  Tax  Revenue,   5.875%  due  11/1/2008
(Insured: AMBAC)                                                           Aaa/AAA          495,000         516,562
Cibola  County  Gross   Receipts  Tax  Revenue,   6.00%  due  11/1/2010
(Insured: AMBAC)                                                           Aaa/AAA          555,000         599,050
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2018  (San Juan
Regional Medical Center Project)                                            A3/NR           570,000         580,408
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2019  (San Juan
Regional Medical Center Project)                                            A3/NR           645,000         655,333
Farmington  Utility  Systems  Revenue  Refunding  Series  A,  5.00% due
5/15/2012 (Insured: FSA)                                                   Aaa/AAA        6,095,000       6,353,489
Gallup Pollution Control Revenue Refunding Tri-State Generation,  5.00%
due 8/15/2013 (Insured: AMBAC)                                             Aaa/AAA        2,060,000       2,150,805
Gallup Pollution Control Revenue Refunding Tri-State Generation,  5.00%
due 8/15/2017 (Insured: AMBAC)                                             Aaa/AAA        3,540,000       3,673,246
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2009  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,310,000       1,357,881
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2010  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,385,000       1,448,627
Las Cruces Joint  Utility  Refunding & Improvement  Revenue,  6.50% due
7/1/2007 (ETM)                                                              A1/A            120,000         121,025
Las Cruces School District 2, 5.50% due 8/1/2010                           Aa3/NR         1,000,000       1,045,410
New  Mexico  Educational   Assistance  Foundation  Revenue  (Guaranteed
Student Loans), 6.65% due 3/1/2007                                         Aaa/NR           975,000         982,410
New Mexico  Educational  Assistance  Foundation  Series A 3 (Guaranteed
Student Loans), 4.95% due 3/1/2009                                         Aaa/NR         2,000,000       2,031,980
New Mexico  Finance  Authority  Revenue  Court  Facilities  Fee Revenue
Series A, 5.50% due 6/15/2020 pre-refunded 6/15/2011 (Insured: MBIA)       Aaa/AAA        2,000,000       2,131,820
New  Mexico  Finance  Authority  Revenue  Public  Project,   5.00%  due
6/15/2019 (Insured: MBIA)                                                  Aaa/NR         1,215,000       1,262,993
New Mexico  Finance  Authority  Revenue  Refunding,  5.00% due 6/1/2014
(Public Project Revolving Fund B; Insured: MBIA)                           Aaa/AAA        2,660,000       2,787,042
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2018
(Public Project Revolving Fund C; Insured: AMBAC)                          Aaa/NR         2,915,000       3,038,887
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2013 (Insured: AMBAC)                                                 Aaa/NR         2,280,000       2,396,462
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2015 (Insured: AMBAC)                                                 Aaa/NR         2,360,000       2,489,257
New Mexico  Finance  Authority  Revenue  Series A,  4.00% due  4/1/2010
(Cigarette Tax UNM Health Project; Insured: MBIA)                          Aaa/AAA        2,300,000       2,305,060
New Mexico  Finance  Authority  Revenue  Series B,  5.00% due  6/1/2020
(Insured: MBIA)                                                            Aaa/AAA        1,625,000       1,693,347
New Mexico  Finance  Authority  Revenue  Series B-1, 5.25% due 6/1/2015
(Public Project; Insured: AMBAC)                                           Aaa/AAA        1,000,000       1,066,130
New Mexico  Finance  Authority  Revenue  Series C,  5.15% due  6/1/2012
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          255,000         262,698
New Mexico  Finance  Authority  Revenue  Series C,  5.25% due  6/1/2013
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         134,250
New Mexico  Finance  Authority  Revenue  Series C,  5.35% due  6/1/2014
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         134,633
New Mexico  Finance  Authority  Revenue  Series C,  5.45% due  6/1/2015
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          145,000         150,572
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2012                                                      Aa1/AAA        1,725,000       1,799,330
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2013                                                      Aa1/AAA        1,325,000       1,378,729
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2014                                                      Aa1/AAA        1,875,000       1,947,900
New Mexico  Finance  Authority  Revenue  Subordinated  Lien,  5.00% due
6/15/2020 (Public Project Revolving Fund F; Insured: MBIA)                 Aaa/NR         1,395,000       1,443,853
New Mexico Finance Authority State  Transportation  Series A, 5.00% due
6/15/2014 (Insured: MBIA)                                                  Aaa/AAA        2,100,000       2,220,183
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2013 pre-refunded 6/15/2011                       Aa2/AA+        2,000,000       2,128,140
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2014                                              Aa2/AA+        2,000,000       2,125,460
New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010            Aa2/AA+        4,355,000       4,452,987
New Mexico Highway  Commission Tax Senior  Subordinated Lien, 6.00% due
6/15/2011 pre-refunded 6/15/2009                                           Aa2/AA+        5,000,000       5,285,150
New Mexico Hospital  Equipment Loan,  5.20% due 12/1/2010  pre-refunded
12/1/2007 (Catholic Health Initiatives Project)                             NR/AA         1,140,000       1,172,194
New  Mexico  Hospital  Equipment  Loan  Series A,  5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare Project)                    Aa3/AA-        5,205,000       5,637,067
New Mexico Housing  Authority  Region III Multi Family Housing  Revenue
Series A,  5.30% due  12/1/2022  (Senior El Paseo  Apartments  Project;
Insured: AMBAC)                                                            Aaa/AAA        1,140,000       1,165,821
New  Mexico  MFA  Forward   Mortgage   Series  C,  6.50%  due  7/1/2025
(Collateralized: FNMA/GNMA)                                                 NR/NR           195,000         199,107
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         817,532
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA           100,000         100,208
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           255,000         255,551
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA           335,000         278,097
New Mexico  MFA SFMR  Series A3,  6.15% due  9/1/2017  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            85,000          85,238
New Mexico  MFA SFMR  Series B2,  5.80% due  7/1/2009  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            15,000          15,103
New Mexico  MFA SFMR  Series B3,  5.80% due  9/1/2016  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           235,000         244,299
New Mexico  MFA SFMR  Series C2,  6.05% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           345,000         355,236
New Mexico MFA SFMR  Series D2,  5.875% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           545,000         546,292
New  Mexico  MFA SFMR  Series H,  5.45% due  7/1/2006  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           175,000         175,005
New Mexico MFA Single Family Series E2, 5.875% due 9/1/2020                NR/AAA           350,000         359,793
New Mexico Mortgage  Finance Multi Family Refunding Series B, 5.00% due
7/1/2031   put   7/1/2011   (Sombra   Del   Oso   Apartments   Project;
Collateralized: FNMA)                                                      Aaa/NR         1,000,000       1,013,900
New Mexico Mortgage  Finance Multi Family Refunding Series C, 5.00% due
7/1/2031 put 7/1/2011 (Riverwalk  Apartments  Project;  Collateralized:
FNMA)                                                                      Aaa/NR         1,910,000       1,936,549
New Mexico Mortgage  Finance Multi Family Refunding Series D, 5.00% due
7/1/2031   put   7/1/2011   (Tierra   Pointe  I   Apartments   Project;
Collateralized: FNMA)                                                      Aaa/NR         2,785,000       2,823,711
New Mexico  Mortgage  Finance Multi Family Series A, 6.05% due 7/1/2028
(Sandpiper Apartments Project; Insured: FHA)                               NR/AAA         2,335,000       2,456,116
New Mexico  State  Highway  Commission  Revenue  Infrastructure  Senior
Subordinated Lien C, 5.00% due 6/15/2012 (ETM)                             Aa2/AA+        1,000,000       1,046,700
New Mexico State Highway  Commission  Tax Series A, 5.00% due 6/15/2010
(ETM)                                                                      Aa2/AA+          255,000         264,927
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010      Aa2/AA+          245,000         254,256
New Mexico  State  Hospital  Equipment  Loan Council  Hospital  Revenue
Series A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)             Aa3/AA-          500,000         510,480
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2017 (Insured: Radian)                                    Aa3/AA         1,730,000       1,780,533
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2019 (Insured: Radian)                                    Aa3/AA         1,000,000       1,023,290
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2021 (Insured: Radian)                                    Aa3/AA         1,185,000       1,204,754
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.25% due 7/1/2025 (Insured: Radian)                                    Aa3/AA         1,000,000       1,037,020
New Mexico State Severance Tax, 5.00% due 7/1/2007                         Aa2/AA        1,475,000        1,492,257
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007      Aa2/AA         1,645,000       1,664,246
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008      Aa2/AA           675,000         682,432
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2009      Aa2/AA         2,500,000       2,576,500
New Mexico State  Supplemental  Severance  Series A, 5.00% due 7/1/2011
pre-refunded 7/1/2007                                                      Aa3/A+         1,000,000       1,011,890
New Mexico State  University  Revenues  Refunding & Improvement,  5.00%
due 4/1/2013 (Insured: FSA)                                                Aaa/AAA        1,000,000       1,052,260
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008             Aa3/A+         5,000,000       5,052,600
Puerto Rico Public Buildings  Authority  Revenue  Refunding  Government
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)                    Aaa/AAA        1,000,000       1,072,200
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2014 (Insured: FGIC)          Aaa/AAA          955,000       1,006,188
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2016 (Insured: FGIC)          Aaa/AAA          555,000         583,005
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2017 (Insured: FGIC)          Aaa/AAA        1,110,000       1,161,326
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2022 (Insured: FGIC)          Aaa/AAA        1,000,000       1,031,910
Rio Rancho Water & Wastewater  System,  5.25% due  5/15/2007  (Insured:
AMBAC)                                                                     NR/AAA         1,695,000       1,716,391
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2014                                            A1/NR           400,000         422,024
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2022                                            A1/NR         1,725,000       1,789,325
San Juan County Gross Receipts, 5.30% due 9/15/2009                         A1/NR           410,000         418,799
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2014
(Insured: MBIA)                                                            Aaa/AAA        1,225,000       1,290,856
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2017
(Insured: MBIA)                                                            Aaa/AAA        1,370,000       1,433,486
San Juan County Gross  Receipts Tax Revenue  Senior Series B, 5.50% due
9/15/2016 (Insured: AMBAC)                                                 Aaa/AAA        1,180,000       1,267,733
San Juan  County  Gross  Receipts  Tax Revenue  Subordinated  Series A,
5.75% due 9/15/2021 (Insured: AMBAC)                                       Aaa/AAA        1,000,000       1,083,230
Sandoval County Incentive Payment, 4.25% due 12/1/2006 (ETM)                NR/NR         2,600,000       2,605,642
Sandoval  County  Incentive  Payment  Revenue   Refunding,   5.00%  due
6/1/2020                                                                    NR/A+         4,390,000       4,513,886
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.50% due
8/15/2015                                                                  Baa2/NR        1,420,000       1,460,924
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.75% due
8/15/2018                                                                  Baa2/NR        1,335,000       1,385,209
Sandoval County Revenue  Refunding  Series B, 5.75% due 2/1/2010 (Intel
Project)                                                                    NR/A+           690,000         697,687
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                        Aaa/NR           640,000         640,563
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR           785,000         785,652
Santa Fe County,  7.25% due 7/1/2029 (Rancho Viejo Improvement District
Project)                                                                    NR/NR         1,815,000       1,913,627
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation Project)                                                         NR/NR         1,000,000         983,680
Santa Fe County Charter School Foundation, 6.625% due 1/15/2036             NR/NR         1,030,000       1,010,337
Santa Fe  County  Correctional  Systems  Revenue,  5.20%  due  2/1/2012
(Insured: FSA)                                                             Aaa/AAA          515,000         543,928
Santa Fe  County  Correctional  Systems  Revenue,  5.00%  due  2/1/2018
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,048,410
Santa Fe  County  Correctional  Systems  Revenue,  6.00%  due  2/1/2027
(Insured: FSA)                                                             Aaa/AAA        1,500,000       1,712,985
Santa Fe County  Revenue  Series  1990,  9.00% due  1/1/2008  (Office &
Training Facilities Project) (ETM)                                         Aaa/NR           626,000         672,255
Santa Fe County  Revenue  Series A, 5.50% due  5/15/2015  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,250,000       1,251,763
Santa Fe County  Revenue  Series A, 5.80% due  5/15/2018  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,835,000       1,835,092
Santa Fe  Educational  Facilities  Revenue,  5.00%  due  3/1/2007  (St.
John's College Project)                                                    NR/BBB-          200,000         200,702
Santa Fe  Educational  Facilities  Revenue,  5.10%  due  3/1/2008  (St.
John's College Project)                                                    NR/BBB-          210,000         211,917
Santa Fe  Educational  Facilities  Revenue,  5.40%  due  3/1/2017  (St.
John's College Project)                                                    NR/BBB-        1,215,000       1,226,664
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)             Aaa/NR            70,000          71,648
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)             Aaa/NR           130,000         131,660
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)             Aaa/NR           115,000         116,654
Santa Fe Solid Waste  Management  Agency  Facility  Revenue,  6.10% due
6/1/2007                                                                    NR/NR           875,000         889,779
Taos County Gross  Receipts  County  Education  Improvement,  4.75% due
10/1/2012                                                                  Baa1/NR        1,500,000       1,524,225
Taos  Municipal  School  District  1  Refunding,   5.00%  due  9/1/2008
(Insured: FSA)                                                             Aaa/NR           450,000         460,647
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA          500,000         522,970
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA        1,500,000       1,572,000
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2016 (Insured: FSA & FHA)                                              Aaa/AAA        2,920,000       3,051,137
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2017 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,081,580
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2018 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,073,380
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,101,910
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,101,910
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2020 (Insured: FSA & FHA)                                              Aaa/AAA        2,310,000       2,382,211
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2017                                  Aa3/AA         1,730,000       1,823,351
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2021                                  Aa3/AA         1,000,000       1,051,280
University  of New  Mexico  Revenue  Refunding  &  Systems  Improvement
Subordinated Lien, 5.00% due 6/1/2015 (Insured: AMBAC)                     Aaa/AAA        1,590,000       1,674,445
University of New Mexico Revenue  Refunding  Subordinated  Lien,  5.25%
due 6/1/2016                                                               Aa3/AA           645,000         680,772
University of New Mexico Revenue  Refunding  Subordinated Lien A, 5.25%
due 6/1/2018                                                               Aa3/AA         1,825,000       1,923,477
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2015                                               Aa3/AA         1,195,000       1,269,556
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2018                                               Aa3/AA         1,200,000       1,270,908
University of New Mexico Revenue Series A, 5.25% due 6/1/2013              Aa3/AA           665,000         704,415
University of New Mexico Revenue Series A, 5.25% due 6/1/2014              Aa3/AA           335,000         354,296
University of New Mexico Revenue Series A, 6.00% due 6/1/2021              Aa3/AA           610,000         689,605
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,101,220
Villa  Hermosa  Multi  Family  Housing  Revenue,  5.85% due  11/20/2016
(Collateralized: GNMA)                                                     NR/AAA         1,105,000       1,134,194


TOTAL INVESTMENTS --100.14%(Cost $ 212,053,746)                                                     $   213,674,606


    LIABILITIES NET OF OTHER ASSETS -- (0.14)%                                                            (296,188)


    NET ASSETS -- 100.00%                                                                           $   213,378,418

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance



Thornburg Florida Intermediate Municipal Fund                                                         June 30, 2006


CUSIPS: CLASS A - 885-215-707
NASDAQ SYMBOLS: CLASS A - THFLX

                                                                         Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P       Amount            Value

Broward  County Multi Family  Housing,  5.40% due  10/1/2011  (Pembroke
Park Apts Project; Guaranty: Florida Housing Finance Corp.)                 NR/NR      $    635,000  $      642,512
Broward  County  Resource  Recovery  Revenue   Refunding,   5.375%  due
12/1/2009 (Wheelabrator South Project)                                      A3/AA         1,240,000       1,287,554
Broward  County  Resource   Recovery  Series  A,  5.50%  due  12/1/2008
(Wheelabrator South Project)                                                A3/AA           500,000         517,115
Broward  County  School Board  Series A, 5.00% due  7/1/2020  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,037,470
Capital Trust Agency Multi Family  Housing  Revenue Series A, 5.15% due
11/1/2030 put 11/1/2010 (Shadow Run Project; Collateralized: FNMA)         Aaa/NR         1,000,000       1,022,200
Collier  County  Housing  Finance  Authority  Multi Family Revenue A-1,
4.90%  due   2/15/2032   put   2/15/2012   (Goodlette   Arms   Project;
Collateralized: FNMA)                                                      Aaa/NR           800,000         817,024
Cooper  City  Utility  Systems  Refunding  Series  A, 0% due  10/1/2013
(Insured: AMBAC)                                                           Aaa/AAA        3,000,000       1,802,280
Crossings at Fleming Island Community  Development  Refunding Series A,
5.60% due 5/1/2012 (Insured: MBIA)                                         Aaa/AAA          310,000         330,042
Crossings at Fleming Island Community  Development  Refunding Series B,
5.45% due 5/1/2010 (Insured: MBIA)                                         Aaa/AAA          584,000         603,091
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)       Aaa/AAA        1,185,000       1,260,496
Escambia  County  Florida   Pollution   Control,   6.40%  due  9/1/2030
(Champion International Corp. Project) (AMT)                               Baa3/NR        1,500,000       1,536,840
Escambia County Health Facilities Revenue,  5.95% due 7/1/2020 (Florida
Health Care Facility Loan Project; Insured: AMBAC)                         Aaa/NR           560,000         583,934
Escambia County Health  Facilities  Revenue  (Baptist  Hospital/Baptist
Manor), 5.125% due 10/1/2014                                              Baa1/BBB+       1,000,000       1,017,370
First Florida Govt.  Financing  Commission  Revenue Refunding Series B,
5.50% due 7/1/2016 (Insured: AMBAC)                                        Aaa/NR           300,000         328,506
Flagler County School Board COP Series A, 5.00% due 8/1/2020  (Insured:
FSA)                                                                       Aaa/AAA        1,560,000       1,607,018
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014             Aa1/AAA          905,000       1,113,440
Florida Finance Corp.  Revenue  Homeowner  Mortgage Series 1, 4.80% due
1/1/2016                                                                   Aa2/AA           360,000         364,190
Florida  Housing  Finance  Agency,  3.90% due  12/1/2007  (Multi Family
Guaranteed Mortgage; LOC: Wachovia Bank)                                   NR/AA-         1,000,000         996,480
Florida Housing Finance Corp.  Revenue Housing D 1, 5.10% due 10/1/2011
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR           200,000         201,246
Florida Housing  Finance Corp.  Revenue Housing D 1, 5.40% due 4/1/2014
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR           415,000         421,291
Florida State Board of Education Series C, 6.00% due 5/1/2007 (ETM)         NR/NR           300,000         301,701
Florida  State  Board  of  Education   Series  D,  6.20%  due  5/1/2007
(Insured: MBIA) (ETM)                                                      Aaa/AAA          220,000         221,393
Florida  State  Department  of  Children & Families  COP South  Florida
Evaluation Treatment, 5.00% due 10/1/2018                                  NR/AA+         2,090,000       2,160,245
Florida State Department of Environmental  Protection Revenue Series A,
5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)                Aaa/AAA        1,000,000       1,046,290
Grand Haven Community  Development  District Florida Special Assessment
Series A, 6.90% due 5/1/2019                                                NR/NR           275,000         275,380
Gulf Breeze Revenue, 4.70% due 12/1/2015 put 12/1/2010 (Insured: FGIC)     Aaa/AAA          375,000         383,460
Highlands  County  Health  Facilities  Refunding  Series  B,  5.00% due
11/15/2019 put 11/15/15 (Adventist Health Hospital Project)                 A2/A+         1,000,000       1,012,870
Hillsborough County Assessment  Capacity,  5.00% due 3/1/2017 (Insured:
FGIC)                                                                      Aaa/AAA        1,000,000       1,040,220
Hillsborough  County  Aviation  Authority  Revenue Tampa  International
Airport Series A, 5.25% due 10/1/2009 (Insured: MBIA)                      Aaa/AAA        1,000,000       1,035,550
Hillsborough  County  Industrial  Development   Authority,   5.10%  due
10/1/2013 (Tampa Electric Co. Project)                                    Baa2/BBB-       1,000,000       1,019,260
Jacksonville  Health Facilities  Authority Hospital Revenue,  5.75% due
8/15/2014 pre-refunded 8/15/2011                                           Aa2/NR         1,000,000       1,060,560
Lee County COP,  4.90% due 10/1/2006  (Master Lease  Project;  Insured:
AMBAC)                                                                     Aaa/AAA          500,000         500,420
Miami  Dade  County  Special  Housing  Revenue  Refunding,   5.80%  due
10/1/2012 (HUD Section 8)                                                  Baa3/NR          925,000         916,323
Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)                       Aaa/AAA        1,000,000       1,066,580
North Miami Health Facilities  Authority  Revenue,  6.00% due 8/15/2024
(Catholic  Health  Services  Obligation  Group Project;  LOC:  Suntrust
Bank)                                                                      Aa3/NR           300,000         306,519
Northern   Palm  Beach  County  Water   Control  &   Improvement   Unit
Development 5A, 6.00% due 8/1/2010                                          NR/NR           440,000         452,949
Orange  County  Health  Facilities  Authority  2006 Series A, 6.25% due
10/1/2016 (ETM)                                                            Aaa/AAA           20,000          22,944
Orange County Health  Facilities  Authority Revenue  Refunding,  5.125%
due 6/1/2014 (Mayflower Retirement Project; Insured: Radian)                NR/AA         1,000,000       1,028,240
Orange County Health  Facilities  Authority Revenue  Refunding,  6.375%
due  11/15/2020   pre-refunded   11/15/10   (Adventist  Health  Systems
Project)                                                                    A2/NR         1,000,000       1,098,800
Orange County Health Facilities  Authority Revenue  Unrefunded  Balance
Series A,  6.25% due  10/1/2013  (Orlando  Regional  Hospital  Project;
Insured: MBIA)                                                             Aaa/AAA          440,000         492,360
Orange  County  Health  Facilities  Authority  Unrefunded  Balance 2006
Series A, 6.25% due 10/1/2016 (Insured: MBIA)                              Aaa/AAA          280,000         319,192
Orange   County   School   Board  COP  Series  A,  5.50%  due  8/1/2017
pre-refunded 8/01/2012 (Insured: MBIA)                                     Aaa/AAA          735,000         793,881
Palm Beach County  Industrial  Development  Revenue Series 1996,  6.10%
due 12/1/2007 pre-refunded 12/1/2006  (Lourdes-Noreen  McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/NR           515,000         530,002
Palm Beach County  Industrial  Development  Revenue Series 1996,  6.20%
due 12/1/2008 pre-refunded 12/1/2006  (Lourdes-Noreen  McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/NR           270,000         277,979
Palm  Beach  County  School  Board  COP  Series D,  5.00% due  8/1/2012
(Insured: FSA)                                                             Aaa/AAA          400,000         418,436
Pasco County Housing Finance  Authority  Multi Family Housing  Revenue,
5.50% due 6/1/2027  put 6/1/2008  (Cypress  Trail  Apartments  Project;
Guaranty: Axa Reinsurance)                                                 NR/AA-         1,020,000       1,020,816
Pensacola  Airport  Revenue  Series B,  5.40% due  10/1/2007  (Insured:
MBIA)                                                                      Aaa/AAA          275,000         278,022
Port Everglades  Authority Port Improvement Revenue Refunding Series A,
5.00% due 9/1/2016 (Insured: FSA)                                          Aaa/AAA        2,000,000       2,006,280
Sarasota  County  Public  Hospital  Series A,  4.05% due  7/1/2037  put
7/3/2006  (Sarosota Memorial Hospital Project;  Insured:  AMBAC) (daily
demand notes)                                                             VMIG1/NR          595,000         595,000
St. John's County Florida  Industrial  Development  Authority Series A,
5.50% due 8/1/2014 (Presbyterian Retirement Project)                        NR/NR         1,000,000       1,037,660
Tampa Revenue,  5.50% due 11/15/2012  (Catholic Health Systems Project;
Insured: MBIA)                                                             Aaa/AAA          300,000         321,738
Tampa Revenue,  5.50% due 11/15/2013  (Catholic Health Systems Project;
Insured: MBIA)                                                             Aaa/AAA        1,050,000       1,129,884
University of Central  Florida COP  Convocation  Corp.  Series A, 5.00%
due 10/1/2019 (Insured: FGIC)                                              Aaa/AAA        1,135,000       1,176,620
USF  Financing  Corp.  COP  Master  Lease  Program  Series A, 5.00% due
7/1/2018 (Insured: AMBAC)                                                  Aaa/AAA        1,000,000       1,032,940


TOTAL INVESTMENTS --98.16%(Cost $ 43,580,547)                                                       $    43,870,613


    OTHER ASSETS LESS LIABILITIES -- 1.84%                                                                  821,306


    NET ASSETS -- 100.00%                                                                           $    44,691,919

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance



Thornburg New York Intermediate Municipal Fund                                                        June 30, 2006


CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                         Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P       Amount            Value

Amherst  Industrial  Development  Agency Civic Facility Revenue,  5.75%
due 4/1/2015 (Insured: ACA)                                                 NR/A       $    465,000  $      490,640
Bethlehem  Central  School  District GO, 7.10% due 11/1/2006  (Insured:
AMBAC)                                                                     Aaa/AAA          700,000         707,490
Brookhaven Industrial Development Agency Revenue,  4.375% due 11/1/2031
put 11/1/2006 (Methodist  Retirement Community Project;  LOC: Northfork
Bank)                                                                       A1/A-         1,060,000       1,060,827
Canastota Central School District GO, 7.10% due 6/15/2007 (ETM)             A2/NR           215,000         221,757
Canastota Central School District GO, 7.10% due 6/15/2008 (ETM)             A2/NR           205,000         217,765
Hempstead  Industrial  Development  Agency Resource  Recovery  Revenue,
5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)               Ba1/BB+        1,000,000       1,020,340
Monroe  County  Industrial   Development  Agency  Revenue,   6.45%  due
2/1/2014 (DePaul Community Facility Project; Insured: Sonyma)              Aa1/NR           805,000         806,570
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          530,000         572,538
New York City,  3.93% due  8/1/2017  put  7/3/2006  (LOC:  JPM)  (daily
demand notes)                                                            VMIG1/A-1+         500,000         500,000
New York City  Municipal  Water Finance  Authority  Series B, 5.75% due
6/15/2013 (ETM)                                                            Aaa/AAA        1,000,000       1,027,230
New York City Transitional  Authority  Facilities Refunding Series A 1,
5.00% due 11/1/2020                                                        Aa1/AAA        1,000,000       1,040,030
New York City  Transitional  Refunding  Future Tax Secured C, 5.25% due
8/1/2016 (Insured: AMBAC)                                                  Aaa/AAA        1,365,000       1,443,624
New York City Trust  Cultural  Resources  Revenue,  5.75% due  7/1/2014
(Museum of American Folk Art Project; Insured: ACA)                         NR/A            920,000         968,355
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                Aaa/AAA        1,000,000       1,048,060
New  York  Dormitory  Authority  Lease  Revenue  Series  A,  5.25%  due
8/15/2013 (Insured: FSA)                                                   Aaa/AAA        1,000,000       1,049,700
New York  Dormitory  Authority  Revenue,  5.25% due 7/1/2010  (Insured:
Radian)                                                                     NR/AA           350,000         364,850
New York  Dormitory  Authority  Revenue,  5.25% due 7/1/2011  (Insured:
Radian)                                                                     NR/AA           370,000         388,215
New York Dormitory  Authority  Revenue Mental Health  Services A, 5.50%
due 2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                       Aaa/AAA        1,085,000       1,164,107
New York Dormitory  Authority Revenue Mental Health Services Facilities
Improvement A, 5.00% due 2/15/2015 (Insured: AMBAC)                        Aaa/AAA        1,900,000       2,002,619
New York  Dormitory  Authority  Revenue  Refunding,  6.10% due 7/1/2019
(Ryan Clinton Community Health Center Project; Insured: Sonyma)            Aa1/NR         1,000,000       1,071,420
New York Dormitory  Authority  School  District Bond Financing  Program
Series A, 5.50% due 7/1/2009 (State Aid Withholding)                        NR/A+           575,000         600,168
New York  Environmental  Facilities  Corp.  PCRB Water Series E, 6.875%
due 6/15/2014 (State Revolving Fund)                                       Aaa/AAA          400,000         400,960
New York  Housing  Finance  Service  Series  A,  6.375%  due  9/15/2015
pre-refunded 9/15/2007                                                     A1/AAA           665,000         684,764
New York Refunded Series G, 6.75% due 2/1/2009 (ETM)                       Aaa/AAA           50,000          53,582
New York Refunding Series H, 5.00% due 8/1/2018                            A1/AA-         1,000,000       1,029,440
New York State Dormitory Authority,  5.00% due 7/1/2016 (Bishop Henry B
Hucles nursing home Project; Insured: SONYMA)                              Aa1/NR           400,000         418,264
New York State Dormitory Authority,  5.00% due 7/1/2024 (Bishop Henry B
Hucles nursing home Project; Insured: SONYMA)                              Aa1/NR         1,000,000       1,022,120
New York State Dormitory  Authority  Revenue Personal Income Tax, 5.50%
due 3/15/2012                                                              Aa3/AAA        1,000,000       1,071,700
New York State  Dormitory  Authority  State Personal Income Tax Revenue
Education Series F, 5.00% due 3/15/2019 (Insured: FSA)                     Aaa/AAA        1,000,000       1,040,020
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017     Aa1/NR           300,000         304,887
New York State Thruway  Authority  General  Revenue Series F, 5.00% due
1/1/2018 (Insured: AMBAC)                                                  Aaa/AAA        2,000,000       2,087,240
New York State Thruway  Authority  Service Contract Revenue  Refunding,
5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)         Aaa/AAA        1,000,000       1,070,130
New York Unrefunded Series G, 6.75% due 2/1/2009 (Insured: MBIA-IBC)       Aaa/AAA          950,000       1,015,398
New York Urban Development Corp.  Correctional  Facilities  Revenue, 0%
due 1/1/2008                                                               A1/AA-         2,000,000       1,882,780
Newark Wayne Community  Hospital Revenue Series B, 5.875% due 1/15/2033
(Insured: AMBAC)                                                           Aaa/AAA        1,420,000       1,422,329
Oneida  County  Industrial   Development  Agency  Revenue,   6.00%  due
1/1/2010 (Insured: Radian)                                                  NR/AA           375,000         396,900
Oneida  County  Industrial   Development  Agency  Revenue,   6.10%  due
6/1/2020  (Civic  Facility  Presbyterian  Home Project;  LOC: HSBC Bank
USA)                                                                       Aa2/NR           450,000         477,202
Port  Chester  Industrial  Development  Agency  Refunding,   4.75%  due
7/1/2031 put 7/1/2011  (American  Foundation  Project;  Collateralized:
FNMA)                                                                      NR/AAA           750,000         767,587
Puerto  Rico  Electric  Power  Authority  Revenue  Refunding  Series J,
5.375% due 7/1/2017 (Insured: XLCA)                                        Aaa/AAA        1,045,000       1,132,634
Utica Industrial  Development Agency Civic Facility Revenue,  5.25% due
7/15/2016 (Munson Williams Proctor Institute Project)                       A1/NR           210,000         222,275
Valley  Central  School  District   Montgomery,   7.15%  due  6/15/2007
(Insured: AMBAC)                                                           Aaa/AAA          625,000         644,125


TOTAL INVESTMENTS --98.52%(Cost $ 34,576,588)                                                       $    34,910,643


    OTHER ASSETS LESS LIABILITIES -- 1.48%                                                                  523,642


    NET ASSETS -- 100.00%                                                                           $    35,434,285

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCRB       Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance



Thornburg Limited Term U.S. Government Fund                                                           June 30, 2006


CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699,
CLASS R1 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R1 - LTURX


                                                                                         Principal            Value
Security Name                                                                             Amount

    U.S. TREASURY SECURITIES -- 45.81%
        United States Treasury Notes, 7.00% due 7/15/2006                              $  2,000,000  $    2,001,094
        United States Treasury Notes, 2.375% due 8/15/2006                                2,890,000       2,881,194
        United States Treasury Notes, 4.375% due 5/15/2007                                9,000,000       8,931,094
        United States Treasury Notes, 6.125% due 8/15/2007                                4,000,000       4,035,938
        United States Treasury Notes, 2.625% due 5/15/2008                                9,000,000       8,593,594
        United States Treasury Notes, 5.50% due 5/15/2009                                10,000,000      10,100,000
        United States Treasury Notes, 6.50% due 2/15/2010                                15,000,000      15,676,171
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000       6,148,594
        United States Treasury Notes, 3.625% due 5/15/2013                               15,000,000      13,725,000


    TOTAL U.S. TREASURY SECURITIES (Cost $76,319,058)                                                    72,092,679


    U.S. GOVERNMENT AGENCIES -- 52.83%
        Federal Agricultural Mtg Corp., 8.07% due 7/17/2006                               1,000,000       1,001,364
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         214,665
        Federal Farm Credit Bank, 1.875% due 1/16/2007                                    4,650,000       4,558,381
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000       1,912,529
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000       1,308,962
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000         199,243
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         302,135
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         361,832
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         247,235
        Federal Home Loan Bank, 4.86% due 7/3/2006                                        2,500,000       2,499,325
        Federal Home Loan Bank, 3.05% due 10/12/2006                                      3,975,000       3,948,115
        Federal Home Loan Bank, 7.76% due 11/21/2006                                        200,000         201,668
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000         153,335
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,248,746
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,011,778
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         201,394
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,732,149
        Federal Home Loan Bank, 3.40% due 11/12/2010                                      2,750,000       2,657,507
        Federal Home Loan Bank Floating Rate Note, 4.65% due 2/22/2007                    5,000,000       4,995,030
        Federal Home Loan Mtg Corp., 6.80% due 3/19/2007                                    300,000         302,505
        Federal Home Loan Mtg Corp.  CMO Series 1616 Class E, 6.50% due
        11/15/2008                                                                        1,307,483       1,312,931
        Federal  Home Loan Mtg Corp.  CMO Series  2592 Class PD,  5.00%
        due 7/15/2014                                                                     1,000,000         987,567
        Federal  Home Loan Mtg Corp.  CMO Series  2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,376,868       1,307,938
        Federal  Home Loan Mtg Corp.  CMO Series  2821 Class YI,  5.50%
        due 9/15/2014                                                                     1,758,153       1,751,573
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  141016,   9.25%  due
        11/1/2016                                                                            22,166          23,835
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       78,048          81,713
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                        6,144           6,182
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                        5,797           5,846
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                             21,410          22,607
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  256764,   8.75%  due
        10/1/2014                                                                             3,413           3,428
        Federal Home Loan Mtg Corp., Pool # 273822, 8.50% due 4/1/2009                        7,400           7,387
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             26,727          29,770
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            42,677          43,183
        Federal Home Loan Mtg Corp., Pool # D06908, 9.50% due 9/1/2017                        5,965           6,143
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       48,081          49,626
        Federal Home Loan Mtg Corp., Pool # E00170, 8.00% due 7/1/2007                       17,425          17,566
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                       16,712          16,917
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                       19,007          19,240
        Federal National Mtg Assoc, 2.15% due 7/21/2006                                     750,000         748,722
        Federal National Mtg Assoc, 5.125% due 12/8/2008                                  3,665,000       3,632,390
        Federal National Mtg Assoc, 4.25% due 6/29/2012                                   3,250,000       3,165,720
        Federal  National Mtg Assoc CMO Series  1992-22 Class HC, 7.00%
        due 3/25/2007                                                                        35,784          35,859
        Federal  National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                       302,131         303,380
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                       105,812         106,097
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                       143,124         142,575
        Federal  National Mtg Assoc CPI Floating Rate Note,  4.503% due
        2/17/2009                                                                         3,000,000       2,911,890
        Federal  National  Mtg Assoc  Remic  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               5,000,000       4,983,368
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                        33,757          34,031
        Federal National Mtg Assoc, Pool # 033356, 9.25% due 8/1/2016                        11,342          11,520
        Federal National Mtg Assoc, Pool # 040526, 9.25% due 1/1/2017                         1,868           1,877
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        46,180          48,085
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       40,301          41,251
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        52,939          54,120
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        74,794          80,344
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                       18,452          19,078
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                       102,413         103,530
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       52,519          56,833
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        41,718          42,915
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        36,501          37,166
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                        22,304          22,475
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                        56,836          57,321
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       54,005          54,782
        Federal National Mtg Assoc, Pool # 250481, 6.50% due 11/1/2015                        5,629           5,677
        Federal National Mtg Assoc, Pool # 251258, 7.00% due 9/1/2007                        15,453          15,478
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        87,308          87,659
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       164,140         166,064
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                       36,513          36,747
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        49,730          50,594
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                        63,969          64,377
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        60,089          60,967
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       398,550         413,566
        Federal National Mtg Assoc, Pool # 345775, 8.50% due 12/1/2024                       36,009          36,832
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                       30,984          31,422
        Federal National Mtg Assoc, Pool # 382926, 7.37% due 12/1/2010                      333,989         344,673
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      611,384         614,983
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,045,330       1,048,318
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,142,165       3,073,840
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      192,595         200,947
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                       199,442         202,066
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006                    3,500,000       3,480,973
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       248,368         240,150
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       88,015          89,724
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                                 732,402         728,130
        Government  National  Mtg Assoc CMO  Series  2002-67  Class VA,
        6.00% due 3/20/2013                                                                 378,194         377,299
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            65,917          68,447
        Government  National  Mtg  Assoc,  Pool  #  016944,  7.50%  due
        5/15/2007                                                                            19,375          19,417
        Government  National  Mtg  Assoc,  Pool  #  306636,  8.25%  due
        12/15/2006                                                                            3,945           3,957
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                            69,906          70,404
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            37,797          38,503
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           40,613          41,144
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            36,646          37,368
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           62,870          63,707
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           71,168          74,286
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            81,249          84,369
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                            14,773          14,852
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                           116,202         118,208
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           2,126,400       1,988,269
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,040,490
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,606,342
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       2,880,696
        Tennessee Valley Authority Principal Inflation Indexed,  3.375%
        due 1/15/2007                                                                     6,357,250       6,363,289
        United States Department of Housing & Urban Development,  3.51%
        due 8/1/2008                                                                        850,000         816,471


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $85,059,870)                                                    83,147,384


    TOTAL INVESTMENTS -- 98.64% (Cost $161,378,928)                                                 $   155,240,063


    OTHER ASSETS LESS LIABILITIES -- 1.36%                                                                2,146,056


    NET ASSETS -- 100.00%                                                                           $   157,386,119


 Footnote Legend

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
REMIC      Real Estate Mortgage Investment Conduit



Thornburg Limited Term Income Fund                                                                    June 30, 2006


CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R1 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R1 - THIRX


                                                                         Credit Rating+   Principal
Security Name                                                               Moody's/S&P    Amount             Value

    U.S. TREASURY SECURITIES -- 3.58%
        United States Treasury Notes, 3.00% due 2/15/2008                   Aaa/AAA    $  4,000,000  $    3,864,688
        United States Treasury Notes, 4.75% due 11/15/2008                  Aaa/AAA       1,500,000       1,486,523
        United States Treasury Notes, 5.75% due 8/15/2010                   Aaa/AAA       2,500,000       2,561,914
        United States Treasury Notes, 3.625% due 5/15/2013                  Aaa/AAA       5,000,000       4,575,000


    TOTAL U.S. TREASURY SECURITIES (Cost $13,036,277)                                                    12,488,125


    U.S. GOVERNMENT AGENCIES -- 5.83%
        Federal Home Loan Bank, 4.875% due 5/15/2007                        Aaa/AAA         150,000         149,098
        Federal Home Loan Bank, 5.833% due 1/23/2008                        Aaa/AAA         500,000         502,163
        Federal Home Loan Bank, 5.785% due 4/14/2008                        Aaa/AAA          75,000          75,306
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         301,708
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         247,709
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         197,957
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          74,742
        Federal Home Loan Bank, 4.50% due 12/15/2008                        Aaa/AAA       3,000,000       2,930,661
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          86,001
        Federal Home Loan Bank, 4.00% due 9/22/2009                         Aaa/AAA       1,500,000       1,481,579
        Federal Home Loan Bank Floating Rate Note, 4.65% due 2/22/2007      Aaa/AAA       1,370,000       1,368,638
        Federal  Home Loan Mtg Corp.  CMO Series  2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,376,868       1,307,938
        Federal  Home Loan Mtg Corp.  CMO Series  2821 Class YI,  5.50%
        due 9/15/2014                                                       Aaa/AAA       1,758,733       1,752,151
        Federal National Mtg Assoc, 3.50% due 12/28/2006                    Aaa/AAA         325,000         321,823
        Federal National Mtg Assoc, 5.185% due 11/1/2008                    Aaa/AAA         454,427         447,934
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA          54,561          54,755
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          26,451          27,126
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          34,267          34,743
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,356,807       2,372,354
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         125,333         121,744
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          34,878          35,793
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         750,182         740,165
        Federal  National Mtg Assoc CPI Floating Rate Note,  4.503% due
        2/17/2009                                                           Aaa/AAA       5,000,000       4,853,150
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006      Aaa/AAA         800,000         795,651
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          26,866          27,986
        Government  National  Mtg  Assoc,  Pool #  827148,  5.375%  due
        2/20/2024                                                           Aaa/AAA          39,406          39,707


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $20,780,446)                                                    20,348,582


    ASSET BACK SECURITIES -- 3.86%
        Associates  Manufactured  Housing  Trust  1996-1 A5,  7.60% due
        3/15/2027                                                           Aaa/AAA         132,235         132,847
        GSR Mtg Loan  Trust  Series  2004-3F  Class  2-A10,  3.238% due
        2/25/2034                                                           NR/AAA          850,343         761,706
        Small Business Administration, 4.638% due 2/10/2015                               3,116,786       2,937,317
        Washington   Mutual  Series  02-AR10,   Class-A6,   4.816%  due
        10/25/2032                                                          Aaa/AAA          36,667          36,289
        Washington   Mutual  Series  03-AR10,   Class-A4,   4.065%  due
        10/25/2033                                                          Aaa/AAA       1,915,927       1,892,830
        Washington   Mutual  Series  03-AR12,   Class-A4,   3.743%  due
        2/25/2034                                                           Aaa/AAA       1,366,661       1,351,008
        Washington   Mutual  Series   03-AR5,   Class-A6,   3.695%  due
        6/25/2033                                                           Aaa/AAA       3,200,000       3,070,502
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.677%  due
        4/25/2035                                                           Aaa/AAA         830,000         803,571
        Wells  Fargo   Mortgage   Backed   Securities   Series   2005-3
        Class-A10, 5.50% due 5/25/2035                                      Aaa/NR        2,528,893       2,504,511


    TOTAL ASSET BACK SECURITIES (Cost $13,987,812)                                                       13,490,581


    CORPORATE BONDS -- 68.30%
    BANKS -- 2.41%
      Commercial Banks -- 2.41%
        Bank of America Corp., 4.375% due 12/1/2010                         Aa2/AA-       1,675,000       1,591,466
        Capital One Bank, 6.70% due 5/15/2008                               A3/BBB        1,665,000       1,693,442
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa1/AA-       2,500,000       2,389,070
        HSBC USA, Inc., 8.375% due 2/15/2007                                Aa3/A+          700,000         710,086
        National Westminster Bank, 7.375% due 10/1/2009                     Aa2/AA-         715,000         757,094
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa2/AA-         250,000         264,058
        Northern Trust Co., 6.25% due 6/2/2008                               A1/A+          500,000         505,905
        PNC Funding Corp., 6.875% due 7/15/2007                              A3/A-           95,000          95,733
        US Bank, 6.30% due 7/15/2008                                        Aa2/AA-         400,000         406,650


                                                                                                          8,413,504

    CAPITAL GOODS -- 4.71%
      Machinery -- 4.71%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A           250,000         250,684
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         805,141
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          202,188         210,795
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,033,571
        Illinois Tool Works, Inc., 5.75% due 3/1/2009                       Aa3/AA        4,595,000       4,620,787
        John Deere Capital Corp., 5.125% due 10/19/2006                      A3/A-          450,000         449,432
        John  Deere  Capital  Corp.  Floating  Rate  Note,  5.425%  due
        6/10/2008                                                            A3/A-        4,415,000       4,419,936
        Johnson Controls, Inc., 5.00% due 11/15/2006                        Baa1/A-       1,000,000         996,549
        Pentair, Inc., 7.85% due 10/15/2009                                Baa3/BBB       1,000,000       1,053,114
        Pitney Bowes, Inc., 4.625% due 10/1/2012                            Aa3/A+          900,000         844,565
        Pitney Bowes, Inc., 3.875% due 6/15/2013                            Aa3/A+        2,000,000       1,776,252


                                                                                                         16,460,826
    COMMERCIAL SERVICES & SUPPLIES -- 2.60%
      Commercial Services & Supplies -- 2.60%
        Aramark Services, Inc., 7.00% due 7/15/2006                        Baa3/BBB-        250,000         250,061
        Science Applications International Corp., 6.75% due 2/1/2008         A3/A-          250,000         253,833
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,004,439
        Valassis Communications, 6.625% due 1/15/2009                      Baa3/BB+       4,700,000       4,732,477
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         745,427
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         527,414
        Waste Management, Inc., 6.50% due 11/15/2008                       Baa3/BBB       1,000,000       1,015,630
        WMX Technologies, Inc., 7.00% due 10/15/2006                       Baa3/BBB         550,000         551,877


                                                                                                          9,081,158
    DIVERSIFIED FINANCIALS -- 25.18%
      Capital Markets -- 7.21%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                         A1/A         1,500,000       1,430,868
        Jefferies   Group,   Inc.  Senior  Note  Series  B,  7.50%  due
        8/15/2007                                                          Baa1/BBB+      2,600,000       2,632,100
        Legg Mason Mortgage Capital Corp., 6.74% due 6/1/2009                 A/A         1,714,286       1,714,286
        Lehman Brothers Holdings, Inc., 3.50% due 8/7/2008                   A1/A+          700,000         670,058
        Lehman Brothers  Holdings,  Inc. CPI Floating Rate Note,  5.36%
        due 5/12/2014                                                        A1/A+        5,190,000       4,926,711
        Merrill Lynch & Co. CPI Floating Rate Note, 4.52% due 3/2/2009      Aa3/A+        3,000,000       2,912,760
        Merrill Lynch & Co. CPI Floating Rate Note, 5.41% due 5/5/2014      Aa3/A+        1,000,000         946,310
        Merrill  Lynch  &  Co.  CPI  Floating  Rate  Note,   4.16%  due
        3/12/2007                                                           Aa3/A+        5,000,000       4,933,300
        Morgan Stanley Group, Inc., 5.193% due 1/18/2008                    Aa3/A+        5,000,000       5,007,935
      Consumer Finance -- 4.73%
        SLM Corp. CPI Floating Rate Note, 5.48% due 1/31/2014                A2/A         9,500,000       8,988,425
        SLM Corp. CPI Floating Rate Note, 4.56% due 3/2/2009                 A2/A         3,000,000       2,861,220
        SLM Corp. Floating Rate Note, 5.636% due 9/15/2008                   A2/A         1,675,000       1,676,477
        SLM Corp. Floating Rate Note, 5.31% due 7/25/2008                    A2/A         3,000,000       3,009,309
      Diversified Financial Services -- 13.24%
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         191,513
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000         929,991
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         209,958
        General Electric Capital Corp., 4.25% due 12/1/2010                 Aaa/AAA       2,000,000       1,893,504
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         420,306
        General Electric Capital Corp., 5.00% due 2/15/2007                 Aaa/AAA       2,900,000       2,889,809
        General Electric Capital Corp., 4.375% due 11/21/2011               Aaa/AAA       1,500,000       1,409,024
        General  Electric  Capital Corp.  Floating Rate Note, 4.80% due
        5/30/2008                                                           Aaa/AAA         494,000         490,814
        General Electric Capital Corp.  Floating Rate Note,  5.449% due
        12/15/2009                                                          Aaa/AAA       1,000,000       1,002,490
        General Electric Capital Corp.  Floating Rate Note,  4.785% due
        3/2/2009                                                            Aaa/AAA       5,000,000       4,906,250
        Household Finance Corp., 7.20% due 7/15/2006                        Aa3/AA-         550,000         550,212
        Household Finance Corp., 5.75% due 1/30/2007                        Aa3/AA-         400,000         400,354
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         401,150
        Household  Finance  Corp.  CPI  Floating  Rate Note,  4.92% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,792,100
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-        2,500,000       2,408,810
        International Lease Finance Corp., 5.00% due 9/15/2012              A1/AA-        4,000,000       3,808,596
        International  Lease Finance Corp.  Floating Rate Note,  5.468%
        due 1/15/2010                                                       A1/AA-        4,050,000       4,075,713
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa3/A+        1,465,000       1,391,734
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   5.09%  due
        6/28/2009                                                           Aa3/A+        5,000,000       4,879,000
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         746,785
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         758,394
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         768,285
        Toyota Motor Credit Corp., 2.70% due 1/30/2007                      Aaa/AAA       3,300,000       3,246,731
        Toyota Motor Credit Corp., 4.25% due 3/15/2010                      Aaa/AAA       3,450,000       3,294,643
        US Central Credit Union, 2.75% due 5/30/2008                        Aa1/AAA         375,000         355,901


                                                                                                         87,931,826

    ENERGY -- 2.98%
      Energy Equipment & Services -- 2.82%
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB       2,000,000       2,039,000
        Commonwealth Edison Co., 4.74% due 8/15/2010                        Baa1/A-         975,000         936,609
        El Paso Corp., 7.00% due 5/15/2011                                   B2/B           700,000         690,375
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BB+         250,000         262,341
        Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007              Baa1/BBB         290,000         293,875
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa2/BBB         750,000         759,835
        Panenergy Corp., 7.00% due 10/15/2006                              Baa3/BBB-      1,100,000       1,101,452
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A-          900,000       1,027,221
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A-          250,000         276,293
        Questar Pipeline Co., 6.05% due 12/1/2008                            A2/A-          425,000         427,482
        Rio Tinto Finance, 5.75% due 7/3/2006                               Aa3/A+          925,000         925,000
        Smith International Inc. Senior Note, 7.00% due 9/15/2007          Baa1/BBB+        600,000         607,577
        Sonat, Inc., 7.625% due 7/15/2011                                    B2/B           500,000         505,000
      Oil, Gas & Consumable Fuels -- 0.16%
        Occidental Petroleum Corp., 10.125% due 9/15/2009                    A3/A-          315,000         356,382
        Union Oil Co. California, 7.90% due 4/18/2008                       A1/BBB+         200,000         209,097


                                                                                                         10,417,539

    FOOD & DRUG RETAILING -- 0.08%
      Food & Staples Retailing -- 0.08%
        General Mills, 5.50% due 1/12/2009                                 Baa2/BBB+        300,000         298,160


                                                                                                            298,160

    FOOD BEVERAGE & TOBACCO -- 1.76%
      Beverages -- 0.95%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                       A1/A+        2,000,000       1,847,894
        Anheuser Busch Co., Inc., 5.625% due 10/1/2010                       A1/A+        1,150,000       1,150,168
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         200,877
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         106,997
      Food Products -- 0.81%
        Diageo Finance BV, 3.00% due 12/15/2006                              A3/A-          925,000         914,553
        Sara Lee Corp., 6.00% due 1/15/2008                                Baa1/BBB+        900,000         900,562
        Sysco International Co., 6.10% due 6/1/2012                          A1/A+        1,000,000       1,018,243


                                                                                                          6,139,294

    HOUSEHOLD & PERSONAL PRODUCTS -- 0.92%
      Personal Products -- 0.92%
        Nike, Inc., 5.50% due 8/15/2006                                      A2/A+          900,000         899,311
        Procter & Gamble Co., 4.75% due 6/15/2007                           Aa3/AA-         350,000         347,201
        Procter & Gamble Co., 4.30% due 8/15/2008                           Aa3/AA-       2,000,000       1,952,542


                                                                                                          3,199,054

    INSURANCE -- 8.34%
      Insurance -- 8.34%
        AIG Sunamerica Global Financing, 5.10% due 1/17/2007                Aa2/AA+         800,000         797,789
        Allstate Corp., 5.375% due 12/1/2006                                 A1/A+          900,000         898,521
        Allstate Life Global  Funding,  CPI Floating  Rate Note,  4.21%
        due 4/2/2007                                                        Aa2/AA        5,000,000       4,926,200
        Hartford  Financial  Services Group,  Inc. Senior Note,  4.625%
        due 7/15/2013                                                        A3/A         1,000,000         920,775
        Hartford Life, Inc., 7.10% due 6/15/2007                             A3/A           300,000         303,660
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa3/BBB       1,000,000         939,269
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         922,260
        Metlife, Inc., 5.25% due 12/1/2006                                   A2/A           450,000         449,092
        Old Republic International Corp., 7.00% due 6/15/2007               Aa3/A+        1,800,000       1,810,107
        Pacific Life Global  Funding CPI Floating Rate Note,  5.73% due
        2/6/2016                                                            Aa3/AA        8,000,000       7,485,040
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       3,784,456
        Principal  Life Income  Funding  Floating Rate Note,  5.24% due
        4/1/2016                                                            Aa2/AA        5,000,000       4,594,950
        Unumprovident Corp., 7.625% due 3/1/2011                            Ba1/BB+       1,257,000       1,309,777


                                                                                                         29,141,896

    MATERIALS -- 1.31%
      Chemicals -- 1.31%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         518,885
        Chevron Phillips Chemical, 5.375% due 6/15/2007                    Baa1/BBB+         75,000          74,655
        Chevrontexaco Capital Co., 3.50% due 9/17/2007                      Aa2/AA        1,400,000       1,365,799
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         350,834
        E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006                   A2/A           200,000         200,993
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000         940,821
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         293,665
        Hoechst Celanese Corp., 7.125% due 3/15/2009                         B2/NR          200,000         200,942
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BBB-        635,000         633,560


                                                                                                          4,580,154

    MEDIA -- 1.44%
      Media -- 1.44%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         768,905
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A            80,000          78,522
        New York Times Co., 4.625% due 6/25/2007                            Baa1/A          300,000         297,075
        Scholastic Corp., 5.75% due 1/15/2007                               Ba1/BB+         762,000         760,779
        Thomson Corp., 4.25% due 8/15/2009                                   A3/A-        2,900,000       2,768,041
        Time Warner, Inc., 8.05% due 1/15/2016                             Baa2/BBB+        200,000         219,386
        Tribune Co., 6.875% due 11/1/2006                                  Ba1/BBB-         125,000         125,245


                                                                                                          5,017,953

    MISCELLANEOUS -- 1.37%
      Miscellaneous -- 1.01%
        Stanford University, 5.85% due 3/15/2009                            Aaa/NR        3,500,000       3,532,466

      Yankee -- 0.36%
        Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007                 Aaa/AAA         435,000         423,624
        Nova Scotia Province Canada, 5.75% due 2/27/2012                     A2/A           500,000         503,810
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa2/AA          335,000         322,175


                                                                                                          4,782,075

    PHARMACEUTICALS & BIOTECHNOLOGY -- 2.39%
      Biotechnology -- 2.39%
        Abbott Labs, 6.40% due 12/1/2006                                     A1/AA        1,000,000       1,002,729
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         459,741
        Eli Lilly & Co., 5.50% due 7/15/2006                                Aa3/AA        1,850,000       1,849,909
        Tiers  Inflation  Linked  Trust  Series  Wyeth  2004  21  Trust
        Certificate CPI Floating Rate Note, 5.835% due 2/1/2014             Baa1/A        5,450,000       5,041,904


                                                                                                          8,354,283

    RETAILING -- 2.14%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                             A2/A+          100,000         105,389
      Multiline Retail -- 1.52%
        Costco Wholesale Corp., 5.50% due 3/15/2007                          A2/A           500,000         498,518
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         932,000
        Wal-Mart Stores, Inc., 4.125% due 2/15/2011                         Aa2/AA        3,735,000       3,509,369
        Wal-Mart Stores, Inc., 1992-A1 Pass Through Certificate,  7.49%
        due 6/21/2007                                                       Aa2/AA           83,559          84,678
        Wal-Mart  Stores,  Inc.,  Pass Through  Certificate,  8.57% due
        1/2/2010                                                            Aa2/AA          273,102         280,196
      Specialty Retail -- 0.59%
        Home Depot, Inc., 4.625% due 8/15/2010                              Aa3/AA        2,135,000       2,056,396


                                                                                                          7,466,546

    SOFTWARE & SERVICES -- 1.69%
      Internet Software & Services -- 1.25%
        Electronic Data Systems Corp., 7.125% due 10/15/2009               Ba1/BBB-       2,500,000       2,581,875
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-       1,000,000         986,516
        Reynolds & Reynolds, 7.00% due 12/15/2006                           Ba1/BBB         800,000         796,934
      It Services -- 0.44%
        First Data Corp., 4.95% due 6/15/2015                                A2/A+        1,640,000       1,521,031


                                                                                                          5,886,356

    TECHNOLOGY HARDWARE & EQUIPMENT -- 4.73%
      Computers & Peripherals -- 4.45%
        Computer Sciences Corp., 6.25% due 3/15/2009                         A3/A           300,000         301,651
        Computer Sciences Corp., 7.375% due 6/15/2011                        A3/A         1,317,000       1,387,074
        Computer Sciences Corp., 3.50% due 4/15/2008                         A3/A         2,000,000       1,921,044
        First Data Corp., 5.625% due 11/1/2011                               A2/A+        5,900,000       5,851,012
        First Data Corp., 6.375% due 12/15/2007                              A2/A+          110,000         110,831
        International Business Machines, 4.875% due 10/1/2006                A1/A+          500,000         499,210
        International Business Machines, 4.25% due 9/15/2009                 A1/A+        1,000,000         963,033
        International Business Machines, 2.375% due 11/1/2006                A1/A+        2,825,000       2,797,140
        Jabil Circuit, Inc., 5.875% due 7/15/2010                          Baa3/BBB-        500,000         495,852
        Oracle Corp., 6.91% due 2/15/2007                                    A3/A-        1,200,000       1,207,924
      Technology Hardware & Equipment -- 0.28%
        Cisco Systems, Inc., 5.25% due 2/22/2011                             A1/A+        1,000,000         981,452


                                                                                                         16,516,223

    TELECOMMUNICATION SERVICES -- 1.12%
      Diversified Telecommunication Services -- 1.12%
        Cingular Wireless, 5.625% due 12/15/2006                            Baa2/A          900,000         900,014
        GTE Hawaiian  Telephone,  Inc.,  7.375% due 9/1/2006  (Insured:
        MBIA)                                                               Aaa/AAA       1,500,000       1,502,930
        Verizon Wireless Capital LLC, 5.375% due 12/15/2006                  A2/A         1,500,000       1,498,347


                                                                                                          3,901,291

    TRANSPORTATION -- 0.48%
      Airlines -- 0.41%
        Continental  Airlines  Pass Through  Certificate  Series 1997 4
        Class-4A, 6.90% due 1/2/2018                                       Baa3/BBB+        195,071         195,846
        Delta Air Lines,  Inc. EETC Series 2001-1  Class-A,  6.619% due
        3/18/2011                                                           Ba2/BB+         216,629         217,511
        Southwest Airlines Co., 7.875% due 9/1/2007                         Baa1/A        1,012,000       1,033,528
      Road & Rail -- 0.07%
        CSX Corp., 7.45% due 5/1/2007                                      Baa2/BBB         225,000         227,992


                                                                                                          1,674,877

    UTILITIES -- 2.65%
      Electric Utilities -- 2.10%
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Aaa/AAA         175,000         179,026
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         845,540
        Minnesota Power & Light Co., 7.00% due 2/15/2007                    Baa1/A          900,000         904,816
        Northern Border Pipeline Co., 6.25% due 5/1/2007                     A3/A-          120,000         120,271
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A-        2,825,000       2,722,678
        PSI Energy, Inc., 7.85% due 10/15/2007                             Baa1/BBB         500,000         512,151
        Texas  Eastern   Transmission  Corp.  Senior  Note,  5.25%  due
        7/15/2007                                                          Baa1/BBB         525,000         520,811
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         348,188
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa2/A+        1,150,000       1,170,693
      Gas Utilities -- 0.28%
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/A+          225,000         213,166
        Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)        Aaa/AAA         770,000         757,449
      Multi-utilities -- 0.27%
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         955,844


                                                                                                          9,250,633


    TOTAL CORPORATE BONDS (Cost $244,293,827)                                                           238,513,648


    TAXABLE MUNICIPAL BONDS -- 12.18%
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Aaa/AAA       3,885,000       4,080,493
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         288,597
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         115,651
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-           78,000          78,635
        Bessemer  Alabama  Water  Revenue  Taxable  Warrants  Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                  Aaa/AAA         430,000         439,043
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                            Aaa/AAA         150,000         155,535
        Burbank  California Waste Disposal Revenue,  5.29% due 5/1/2007
        (Insured: FSA)                                                      Aaa/AAA         370,000         368,568
        Burbank  California Waste Disposal Revenue,  5.48% due 5/1/2008
        (Insured: FSA)                                                      Aaa/AAA         310,000         309,014
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,750,000       1,658,790
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         239,327
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         143,895
        Denver City & County  Special  Facilities  Taxable  Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)            Aaa/AAA         900,000         918,540
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011                                                            NR/NR          240,000         222,886
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011                                                           NR/NR          245,000         226,003
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012                                                           NR/NR          515,000         475,082
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013                                                           NR/NR          540,000         494,662
        Grant County  Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014                                               Aaa/AAA       1,015,000         977,689
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aaa/NR          365,000         352,553
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR          305,000         296,079
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR          245,000         236,756
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR          315,000         303,912
        Hanover  Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                               Aaa/AAA       1,385,000       1,296,152
        Jefferson County Texas Navigation Taxable Refunding,  5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         498,475
        Jefferson  Franklin,  Etc. Counties Illinois  Community College
        District 521, 3.625% due 1/1/2007 (Insured: FSA)                    Aaa/NR          300,000         297,189
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Aaa/AAA         575,000         546,382
        Kendall Kane County  Illinois  School 308,  5.50% due 10/1/2011
        (Insured: FGIC)                                                     Aaa/NR          365,000         362,390
        Los Angeles County  California  Metropolitan  Transport,  4.56%
        due 7/1/2010 (Insured: AMBAC)                                       Aaa/AAA       2,775,000       2,669,411
        Los Angeles  County  California  Pension  Capital  Appreciation
        Series C, 0% due 6/30/2008 (Insured: MBIA)                          Aaa/AAA         300,000         267,507
        Maryland State Economic  Development  Corp., 7.25% due 6/1/2008
        (Maryland Tech Development Center Project)                           NR/NR          195,000         197,443
        Mississippi   State  Taxable  Business  Series  V,  7.125%  due
        9/1/2006                                                             NR/AA          140,000         140,377
        Missouri  State  Development  Finance Board Series A, 5.45% due
        3/1/2011 (Crackerneck Creek Project)                                 NR/A+        1,090,000       1,070,053
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA+         100,000          96,520
        Multnomah  County Oregon School District 1J Refunding  Taxable,
        4.191% due 6/15/2008                                                 A2/A-          650,000         630,207
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          375,000         413,599
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA          110,000         113,573
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014                                                           Aa2/A+          150,000         157,088
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,535,140
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          400,000         388,196
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,344,028
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR          845,000         810,110
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR        1,225,000       1,175,547
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Aaa/AAA         360,000         343,462
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aaa/AAA       1,600,000       1,617,216
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                     Aaa/AAA         660,000         660,495
        Ohio State Taxable  Development  Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                           Aaa/AAA         550,000         530,766
        Port Walla Walla Revenue, 5.30% due 12/1/2009                        NR/NR          235,000         226,110
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)        Aaa/AAA         340,000         340,187
        Santa Fe County NM Charter  School  Taxable Series B, 7.55% due
        1/15/2010 (ATC Foundation Project)                                   NR/NR          190,000         189,352
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000         994,840
        Sisters  Providence  Obligation  Group Direct  Obligation Notes
        Series 1997, 7.47% due 10/1/2007                                    Aa2/AA        1,805,000       1,837,201
        Springfield City School District Tax Anticipation  Notes, 6.35%
        due 12/1/2010 (Insured: AMBAC)                                      Aaa/NR        1,400,000       1,403,584
        Springfield City School District Tax Anticipation  Notes, 6.40%
        due 12/1/2011 (Insured: AMBAC)                                      Aaa/NR        1,500,000       1,506,090
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         347,467
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa2/AA          500,000         505,160
        Texas  State  Public  Finance  Authority  Revenue,  3.125%  due
        6/15/2007                                                           Aa2/AA          400,000         391,260
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aaa/AAA         245,000         248,685
        University of Illinois  Revenue,  6.35% due 4/1/2011  (Insured:
        FGIC)                                                               Aaa/AAA       1,000,000       1,028,630
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,253,162
        Virginia Housing  Development  Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                        Aa1/AA+         505,000         514,757
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         190,128


    TOTAL TAXABLE MUNICIPAL BONDS (Cost $43,620,873)                                                     42,519,649


    SHORT TERM INVESTMENTS -- 4.58%
        American General Finance Corp., 5.25% due 7/5/2006                                7,000,000       6,995,917
        Rabobank, 5.17% due 7/3/2006                                                      9,000,000       8,997,415


    TOTAL SHORT TERM INVESTMENTS (Cost $15,993,332)                                                      15,993,332


    TOTAL INVESTMENTS -- 98.33% (Cost $351,712,567)                                                 $   343,353,917


    OTHER ASSETS LESS LIABILITIES -- 1.67%                                                                5,834,811


    NET ASSETS -- 100.00%                                                                           $   349,188,728



 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance



Thornburg Value Fund                                                                                  June 30, 2006


CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R1 - 885-215-533, CLASS R5 - 885-215-376

NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R1 - TVRFX, CLASS R5 - TVRRX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                   Value

    COMMON STOCK -- 92.94%
      BANKS -- 4.11%
        Commercial Banks -- 2.50%
         Lloyds TSB Group plc                                                      6,383,200      $      62,722,003
        Thrifts & Mortgage Finance -- 1.61%
         Federal Home Loan Mortgage Corp.                                            707,209             40,317,985

                                                                                                        103,039,988
      CAPITAL GOODS -- 3.59%
        Industrial Conglomerates -- 3.59%
         General Electric Co.                                                      1,503,200             49,545,472
         Tyco International Ltd.                                                   1,472,300             40,488,250

                                                                                                         90,033,722
      CONSUMER DURABLES & APPAREL -- 0.87%
        Household Durables -- 0.87%
         Toll Brothers, Inc.+                                                        854,500             21,849,565

                                                                                                         21,849,565
      CONSUMER SERVICES -- 3.03%
        Hotels Restaurants & Leisure -- 3.03%
         Las Vegas Sands Corp.+                                                      975,000             75,913,500

                                                                                                         75,913,500
      DIVERSIFIED FINANCIALS -- 9.02%
        Capital Markets -- 2.84%
         Charles Schwab Corp.                                                      3,061,100             48,916,378
         Goldman Sachs Group, Inc.                                                   147,700             22,218,511
        Diversified Financial Services -- 6.18%
         AllianceBernstein Hldgs. LP                                                 313,400             19,161,276
         Citigroup, Inc.                                                           1,194,100             57,603,384
         Nyse Group, Inc.+                                                           391,200             26,789,376
         The Bank of New York Co., Inc.                                            1,593,200             51,301,040

                                                                                                        225,989,965
      ENERGY -- 12.35%
        Energy Equipment & Services -- 1.80%
         Schlumberger Ltd.                                                           692,200             45,069,142
        Oil, Gas & Consumable Fuels -- 10.55%
         Canadian Natural Resources Ltd.                                             729,800             40,397,539
         ChevronTexaco Corp.                                                       1,132,100             70,258,126
         ConocoPhillips                                                            1,062,200             69,605,966
         Exxon Mobil Corp.                                                         1,374,100             84,301,035

                                                                                                        309,631,808
      HEALTH CARE EQUIPMENT & SERVICES -- 10.89%
        Health Care Equipment & Supplies -- 3.91%
         Cytyc Corp.+                                                              1,306,269             33,126,982
         Fisher Scientific International, Inc.+                                      888,400             64,897,620
        Health Care Providers & Services -- 6.98%
         Caremark Rx, Inc.                                                         1,329,900             66,322,113
         Eclipsys Corp.+                                                           1,933,040             35,104,006
         WellPoint, Inc.+                                                          1,011,000             73,570,470

                                                                                                        273,021,191
      INSURANCE -- 1.60%
        Insurance -- 1.60%
         MBIA, Inc.                                                                  685,000             40,106,750

                                                                                                         40,106,750
      MATERIALS -- 5.04%
        Chemicals -- 2.27%
         Air Products & Chemicals, Inc.                                              890,700             56,933,544
        Metals & Mining -- 2.77%
         Southern Copper Corp.                                                       779,084             69,439,757

                                                                                                        126,373,301
      MEDIA -- 4.89%
        Media -- 4.89%
         Comcast Corp.+                                                            1,754,600             57,515,788
         DIRECTV Group, Inc.+                                                      2,945,985             48,608,753
         Sirius Satellite Radio, Inc.+                                             1,681,355              7,986,436
         XM Satellite Radio Holdings, Inc.+                                          571,605              8,374,013

                                                                                                        122,484,990
      PHARMACEUTICALS & BIOTECHNOLOGY -- 6.53%
        Pharmaceuticals -- 6.53%
         Johnson & Johnson                                                           758,413             45,444,107
         Pfizer, Inc.                                                              2,887,300             67,764,931
         Sanofi-Aventis                                                              518,400             50,544,007

                                                                                                        163,753,045
      RETAILING -- 3.88%
        Multiline Retail -- 1.94%
         Target Corp.                                                                994,600             48,606,102
        Specialty Retail -- 1.94%
         Foot Locker, Inc.                                                         1,980,100             48,492,649

                                                                                                         97,098,751
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.82%
        Semiconductors & Semiconductor Equipment -- 1.82%
         Intel Corp.                                                               2,408,400             45,639,180

                                                                                                         45,639,180
      SOFTWARE & SERVICES -- 9.80%
        Internet Software & Services -- 1.83%
         Google, Inc.+                                                               109,467             45,902,797
        It Services -- 2.11%
         Bearingpoint, Inc. Co.+                                                   6,317,860             52,880,488
        Software -- 5.86%
         Microsoft Corp.                                                           3,283,200             76,498,560
         Oracle Corp.+                                                             4,861,100             70,437,339

                                                                                                        245,719,184
      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.76%
        Communications Equipment -- 2.00%
         Juniper Networks, Inc.+                                                   1,086,200             17,368,338
         Motorola, Inc.                                                            1,621,400             32,671,210
        Computers & Peripherals -- 2.76%
         Apple Computer, Inc.+                                                       536,300             30,633,456
         Dell, Inc.+                                                               1,585,400             38,699,614

                                                                                                        119,372,618
      TELECOMMUNICATION SERVICES -- 10.76%
        Diversified Telecommunication Services -- 3.64%
         Chunghwa Telecom Co. Ltd. ADR                                             2,368,000             43,736,960
         Level 3 Communications, Inc.+                                            10,689,900             47,463,156
        Wireless Telecommunication Services -- 7.12%
         American Tower Corp.+                                                     2,218,300             69,033,496
         Leap Wireless International, Inc.+                                          486,240             23,072,088
         NII Holdings, Inc.+                                                       1,531,408             86,340,783

                                                                                                        269,646,483

    TOTAL COMMON STOCK (Cost $2,133,387,781)                                                          2,329,674,041

    CORPORATE BONDS -- 0.51%
      TELECOMMUNICATION SERVICES -- 0.51%
        Diversified Telecommunication Services -- 0.51%
         Level 3 Communications, Inc., 11.50%, 3/1/2010                        $  12,900,000             12,771,000

                                                                                                         12,771,000

    TOTAL CORPORATE BONDS (Cost $10,620,344)                                                             12,771,000

    CONVERTIBLE BONDS -- 4.06%
      PHARMACEUTICALS & BIOTECHNOLOGY -- 0.31%
        Pharmaceuticals -- 0.31%
         Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013                            7,600,000              7,923,000

                                                                                                          7,923,000
      TELECOMMUNICATION SERVICES -- 3.75%
        Diversified Telecommunication Services -- 3.75%
         Level 3 Communications, Inc., 6.00%, 9/15/2009                           20,700,000             18,060,750
         Level 3 Communications, Inc., 6.00%, 3/15/2010                           91,600,000             75,913,500

                                                                                                         93,974,250

    TOTAL CONVERTIBLE BONDS (Cost $84,708,355)                                                          101,897,250

    SHORT TERM INVESTMENTS -- 2.63%
         American General Finance Corp., 5.30%, 7/7/2006                          32,000,000             31,971,733
         Rabobank USA Financial Corp., 5.17%, 7/3/2006                            14,000,000             13,995,979
         UBS Finance, 5.235%, 7/5/2006                                            20,000,000             19,988,367

    TOTAL SHORT TERM INVESTMENTS (Cost $65,956,079)                                                      65,956,079


    TOTAL INVESTMENTS -- 100.14% (Cost $2,294,672,559)                                                2,510,298,370


    LIABILITIES NET OF OTHER ASSETS -- (0.14)%                                                          (3,602,821)


    NET ASSETS -- 100.00%                                                                         $   2,506,695,549


 Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt



Thornburg International Value Fund                                                                    June 30, 2006


CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R1 - 885-215-525, CLASS R5 - 885-215-368

NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R1 - TGVRX, CLASS R5 - TIVRX

                                                                                    Shares/
                                                                                  Principal
                                                                                    Amount                    Value

    COMMON STOCK -- 94.84%
      AUTOMOBILES & COMPONENTS -- 4.90%
        Automobiles -- 4.90%
         Hyundai Motor Co.                                                         1,430,300     $      121,509,544
         PSA Peugeot Citroen                                                       1,525,900             94,861,296
         Toyota Motor Corp.                                                        2,534,400            132,579,852

                                                                                                        348,950,692
      BANKS -- 9.97%
        Commercial Banks -- 9.97%
         Bank of Fukuoka Ltd.                                                      8,584,300             65,222,837
         Bank of Yokohama                                                         15,214,310            117,590,187
         Barclays plc                                                             11,052,400            125,561,554
         Lloyds TSB Group plc                                                     12,690,300            124,696,240
         Royal Bank of Scotland Group plc                                          4,227,200            138,951,345
         Shinhan Financial Group Co.                                               2,945,760            138,167,399

                                                                                                        710,189,562
      CAPITAL GOODS -- 2.44%
        Aerospace & Defense -- 1.36%
         Embraer Brasileira de Aeronaut ADR                                        2,647,228             96,544,405
        Machinery -- 1.08%
         Fanuc Ltd.                                                                  858,500             77,074,189

                                                                                                        173,618,594
      COMMERCIAL SERVICES & SUPPLIES -- 1.34%
        Commercial Services & Supplies -- 1.34%
         Secom Co.                                                                 2,020,900             95,481,149

                                                                                                         95,481,149
      CONSUMER DURABLES & APPAREL -- 4.95%
        Household Durables -- 1.54%
         Sharp Corp.                                                               6,968,311            110,027,564
        Textiles, Apparel & Luxury Goods -- 3.41%
         Adidas-Salomon AG                                                         1,995,284             95,306,858
         LVMH Moet Hennessy Louis Vuitton SA                                       1,488,896            147,640,742

                                                                                                        352,975,164
      CONSUMER SERVICES -- 1.64%
        Hotels Restaurants & Leisure -- 1.64%
         OPAP SA                                                                   3,223,285            116,564,224

                                                                                                        116,564,224
      DIVERSIFIED FINANCIALS -- 5.81%
        Capital Markets -- 1.61%
         UBS AG                                                                    1,049,380            114,803,380
        Diversified Financial Services -- 4.20%
         Bank of China Ltd.+                                                     171,038,500             77,624,657
         Deutsche Boerse AG                                                          957,509            130,308,459
         Euronext NV                                                                 558,611             52,323,115
         Hong Kong Exchanges & Clearing Ltd.                                      15,407,700             38,616,263

                                                                                                        413,675,874
      ENERGY -- 8.42%
        Energy Equipment & Services -- 1.78%
         Schlumberger Ltd.                                                         1,952,000            127,094,720
        Oil, Gas & Consumable Fuels -- 6.64%
         BP Amoco ADR                                                              1,876,700            130,637,087
         Canadian Natural Resources Ltd.                                           1,005,000             55,631,031
         China Petroleum & Chemical Corp.                                        150,719,331             86,352,649
         Eni S.p.A.                                                                4,652,800            136,926,800
         Lukoil Oil Co. Sponsored ADR                                                758,600             63,115,520

                                                                                                        599,757,807
      FOOD & STAPLES RETAILING -- 5.35%
        Food & Staples Retailing -- 5.35%
         Carrefour SA                                                              2,309,500            135,282,840
         Tesco plc                                                                17,135,553            105,809,044
         WalMart de Mexico                                                        49,872,400            140,061,225

                                                                                                        381,153,109
      FOOD BEVERAGE & TOBACCO -- 1.66%
        Food Products -- 1.66%
         Cadbury Schweppes plc                                                    12,290,541            118,495,952

                                                                                                        118,495,952
      HOUSEHOLD & PERSONAL PRODUCTS -- 2.09%
        Household Products -- 0.28%
         Reckitt Benckiser plc                                                       535,900             20,056,982
        Personal Products -- 1.81%
         Shiseido Co., Ltd.                                                        6,579,700            129,002,458

                                                                                                        149,059,440
      INSURANCE -- 3.24%
        Insurance -- 3.24%
         Millea Holdings, Inc.                                                         5,027             93,511,288
         Swiss Re                                                                  1,968,200            137,308,805

                                                                                                        230,820,093
      MATERIALS -- 6.29%
        Chemicals -- 2.84%
         Air Liquide SA                                                              529,430            103,035,904
         Givaudan AG                                                                 126,329             99,270,655
        Metals & Mining -- 3.45%
         Rio Tinto plc                                                             2,613,900            138,159,682
         Tokyo Steel Mfg.                                                          4,912,800            107,476,215

                                                                                                        447,942,456
      MEDIA -- 4.15%
        Media -- 4.15%
         JC Decaux SA                                                              3,447,763             91,022,311
         Rogers Communications, Inc.                                               2,964,900            119,420,322
         Shaw Communications                                                       3,017,900             85,394,390

                                                                                                        295,837,023
      PHARMACEUTICALS & BIOTECHNOLOGY -- 12.83%
        Pharmaceuticals -- 12.83%
         GlaxoSmithKline plc                                                       3,889,835            108,661,037
         Novartis AG ADR                                                           2,388,700            128,798,704
         Novo Nordisk A/S                                                          1,910,100            121,568,626
         Roche Holdings AG                                                         1,305,200            215,357,734
         Sanofi-Aventis                                                            1,826,900            178,122,773
         Teva Pharmaceutical Industries Ltd. ADR                                   5,108,600            161,380,674

                                                                                                        913,889,548
      RETAILING -- 2.10%
        Multiline Retail -- 2.10%
         Next Group plc                                                            4,949,800            149,343,390

                                                                                                        149,343,390
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.43%
        Semiconductors & Semiconductor Equipment -- 1.43%
         Samsung Electronics Co. Ltd.                                                160,260            101,856,949

                                                                                                        101,856,949
      SOFTWARE & SERVICES -- 4.06%
        Software -- 4.06%
         Amdocs Ltd.+                                                              4,776,600            174,823,560
         Sap AG                                                                      541,900            114,257,109


                                                                                                        289,080,669
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.81%
        Electronic Equipment & Instruments -- 0.81%
         Hoya Corp.                                                                1,617,600             57,496,459

                                                                                                         57,496,459
      TELECOMMUNICATION SERVICES -- 6.35%
        Diversified Telecommunication Services -- 1.57%
         France Telecom SA                                                         5,232,800            112,404,056
        Wireless Telecommunication Services -- 4.78%
         America Movil S.A. de C.V.                                                5,464,544            181,750,734
         Vodafone Group plc ADR                                                    7,445,800            158,595,540

                                                                                                        452,750,330
      TRANSPORTATION -- 3.13%
        Transportation Infrastructure -- 3.13%
         China Merchants Hldgs International Co. Ltd.                             39,389,800            119,939,329
         Fraport AG                                                                1,443,731            102,851,656

                                                                                                        222,790,985
      UTILITIES -- 1.88%
        Gas Utilities -- 1.88%
         Tokyo Gas Co., Ltd.                                                      28,455,300            133,945,301

                                                                                                        133,945,301

    TOTAL COMMON STOCK (Cost $5,729,433,926)                                                          6,755,674,770

    SHORT TERM INVESTMENTS -- 4.92%
         American General Finance Corp. - ECN, 5.22%, 7/5/2006                 $  50,000,000             49,971,000
         American General Finance Corp. - ECN, 5.24%, 7/12/2006                   56,000,000             55,910,338
         HSBC Finance Corp., 5.23%, 7/17/2006                                     65,000,000             64,848,911
         Rabobank USA Financial Corp., 5.17%, 7/3/2006                            15,000,000             14,995,692
         Toyota Credit De Puerto Corp., 5.22%, 7/10/2006                          35,000,000             34,954,325
         Toyota Credit De Puerto Corp., 5.23%, 7/14/2006                          30,000,000             29,943,342
         UBS Finance, 5.265%, 7/19/2006                                           45,000,000             44,881,537
         UBS Finance, 5.35%, 7/3/2006                                             20,000,000             19,994,055
         UBS Finance, 5.15%, 7/7/2006                                             35,000,000             34,969,958

    TOTAL SHORT TERM INVESTMENTS (Cost $350,469,159)                                                    350,469,158


    TOTAL INVESTMENTS -- 99.76% (Cost $6,079,903,085)                                             $   7,106,143,929


    OTHER ASSETS LESS LIABILITIES -- 0.24%                                                               16,896,476


    NET ASSETS -- 100.00%                                                                         $   7,123,040,405


 Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt



Thornburg Core Growth Fund                                                                            June 30, 2006


CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R1 - 885-215-517, CLASS R5 - 855-215-350

NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX,
CLASS R1 - THCRX, CLASS R5 - THGRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                   Value

    COMMON STOCK -- 95.05%
      CAPITAL GOODS -- 1.96%
        Building Products -- 1.96%
         Nice SpA+                                                                 2,149,028      $      16,669,052

                                                                                                         16,669,052
      COMMERCIAL SERVICES & SUPPLIES -- 1.36%
        Commercial Services & Supplies -- 1.36%
         Paxys, Inc.+                                                              7,553,300              1,709,214
         PeopleSupport, Inc.+                                                        734,384              9,884,808

                                                                                                         11,594,022
      CONSUMER DURABLES & APPAREL -- 3.41%
        Textiles, Apparel & Luxury Goods -- 3.41%
         Coach, Inc.+                                                                972,300             29,071,770

                                                                                                         29,071,770
      CONSUMER SERVICES -- 8.47%
        Hotels Restaurants & Leisure -- 8.47%
         FuJi Food & Catering Services                                             9,035,100             14,889,826
         Las Vegas Sands Corp.+                                                      567,400             44,177,764
         Melco International Development Ltd.                                      5,225,900             13,120,259

                                                                                                         72,187,849
      DIVERSIFIED FINANCIALS -- 7.30%
        Capital Markets -- 3.04%
         Affiliated Managers Group, Inc.+                                            297,925             25,886,703
        Diversified Financial Services -- 4.26%
         Nyse Group, Inc.+                                                           530,400             36,321,792

                                                                                                         62,208,495
      ENERGY -- 2.23%
        Oil, Gas & Consumable Fuels -- 2.23%
         ATP Oil & Gas Corp.+                                                        454,100             19,040,413

                                                                                                         19,040,413
      FOOD & STAPLES RETAILING -- 1.72%
        Food & Staples Retailing -- 1.72%
         Celestial Nutrifoods Ltd.+                                               16,736,000             14,690,900

                                                                                                         14,690,900
      FOOD BEVERAGE & TOBACCO -- 0.64%
        Food Products -- 0.64%
         China Milk Products Group Ltd.+                                           8,319,000              5,411,159

                                                                                                          5,411,159
      HEALTH CARE EQUIPMENT & SERVICES -- 13.83%
        Health Care Equipment & Supplies -- 3.14%
         Cytyc Corp.+                                                              1,055,400             26,764,944
        Health Care Providers & Services -- 10.69%
         Caremark Rx, Inc.                                                           584,071             29,127,621
         Lincare Holdings, Inc.+                                                     712,512             26,961,454
         WellPoint, Inc.+                                                            480,800             34,987,816

                                                                                                        117,841,835
      MEDIA -- 6.13%
        Media -- 6.13%
         DIRECTV Group, Inc.+                                                      1,825,300             30,117,450
         Getty Images, Inc.+                                                         347,830             22,090,683

                                                                                                         52,208,133
      PHARMACEUTICALS & BIOTECHNOLOGY -- 8.82%
        Biotechnology -- 6.43%
         Gilead Sciences, Inc.+                                                      663,750             39,267,450
         Nuvelo, Inc.+                                                               931,700             15,512,805
        Pharmaceuticals -- 2.39%
         Aspreva Pharmaceuticals Corp.+                                              750,600             20,371,284

                                                                                                         75,151,539
      RETAILING -- 6.68%
        Internet & Catalog Retail -- 2.37%
         Netflix, Inc.+                                                              743,684             20,235,642
        Multiline Retail -- 4.31%
         Kohl's Corp.+                                                               621,400             36,737,168

                                                                                                         56,972,810
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.88%
        Semiconductors & Semiconductor Equipment -- 1.88%
         Austriamicrosystems AG+                                                     310,434             16,030,494

                                                                                                         16,030,494
      SOFTWARE & SERVICES -- 16.55%
        Internet Software & Services -- 4.93%
         Google, Inc.+                                                               100,250             42,037,832
        It Services -- 4.05%
         Gevity HR, Inc.                                                             625,358             16,603,255
         Satyam Computer                                                           1,161,500             17,949,074
        Software -- 7.57%
         Amdocs Ltd.+                                                                973,225             35,620,035
         Microsoft Corp.                                                           1,239,500             28,880,350

                                                                                                        141,090,546
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.70%
        Computers & Peripherals -- 3.70%
         Apple Computer, Inc.+                                                       551,400             31,495,968

                                                                                                         31,495,968
      TELECOMMUNICATION SERVICES -- 4.47%
        Wireless Telecommunication Services -- 4.47%
         America Movil SA                                                         13,414,000             22,519,871
         NII Holdings, Inc.+                                                         276,820             15,607,112

                                                                                                         38,126,983
      TRANSPORTATION -- 2.81%
        Airlines -- 2.81%
         Copa Holdings SA                                                          1,057,140             23,944,221

                                                                                                         23,944,221
      UTILITIES -- 3.09%
        Industrial Power Production / Energy Trading -- 3.09%
         Ormat Technologies, Inc.                                                    690,060             26,325,789

                                                                                                         26,325,789

    TOTAL COMMON STOCK (Cost $756,934,020)                                                              810,061,978

    SHORT TERM INVESTMENTS -- 1.87%
         American General Finance Corp., 5.25%, 7/5/2006                    $      8,000,000              7,995,334
         HSBC Finance Corp., 5.23%, 7/7/2006                                       8,000,000              7,993,027

    TOTAL SHORT TERM INVESTMENTS (Cost $15,988,360)                                                      15,988,361


    TOTAL INVESTMENTS -- 96.92% (Cost $772,922,380)                                               $     826,050,338


    OTHER ASSETS LESS LIABILITIES -- 3.08%                                                               26,232,107


    NET ASSETS -- 100.00%                                                                         $     852,282,445


 Footnote Legend
+ Non-income producing



Thornburg Investment Income Builder Fund                                                              June 30, 2006


CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467, CLASS R1 - 885-215-384
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R1 - TIBRX

                                                                                    Shares/
                                                                                  Principal
                                                                                     Amount                   Value

    COMMON STOCK -- 80.93%
      BANKS -- 9.14%
        Commercial Banks -- 9.14%
         Bank of America Corp.                                                       350,000      $      16,835,000
         Barclays plc                                                              1,500,000             17,040,854
         BBVA                                                                      1,900,000             39,040,896
         Liechtenstein Landesbank                                                     36,000             27,995,265
         Lloyds TSB Group plc                                                      1,500,000             14,739,160
         Royal Bank of Scotland Group plc                                            563,615             18,526,462

                                                                                                        134,177,637
      CAPITAL GOODS -- 3.14%
        Industrial Conglomerates -- 3.14%
         General Electric Co.                                                      1,400,000             46,144,000

                                                                                                         46,144,000
      COMMERCIAL SERVICES & SUPPLIES -- 1.58%
        Commercial Services & Supplies -- 1.58%
         Synagro Technologies, Inc.(1)                                             5,886,800             23,135,124

                                                                                                         23,135,124
      CONSUMER SERVICES -- 3.09%
        Hotels Restaurants & Leisure -- 3.09%
         Berjaya Sports Toto Berhad                                               11,000,000             14,548,918
         OPAP SA                                                                     850,000             30,738,700

                                                                                                         45,287,618
      DIVERSIFIED FINANCIALS -- 7.76%
        Capital Markets -- 2.62%
         The Bank of New York Co., Inc.                                              850,000             27,370,000
         WP Stewart & Co. Ltd.                                                       725,000             11,034,500
        Diversified Financial Services -- 5.14%
         AllianceBernstein Hldgs. LP                                                 350,000             21,399,000
         Citigroup, Inc.                                                             575,000             27,738,000
         Hong Kong Exchanges & Clearing Ltd.                                       2,100,500              5,403,900
         JPMorgan Chase & Co.                                                        500,000             21,000,000

                                                                                                        113,945,400
      ENERGY -- 13.15%
        Energy Equipment & Services -- 1.93%
         Precision Drilling Trust                                                    850,000             28,282,511
        Oil, Gas & Consumable Fuels -- 11.22%
         BP Amoco ADR                                                                400,000             27,844,000
         Canadian Oil Sands Trust                                                  1,425,000             46,008,969
         ChevronTexaco Corp.                                                         400,000             24,824,000
         ConocoPhillips                                                              200,000             13,106,000
         Eni S.p.A.                                                                1,800,000             52,972,025

                                                                                                        193,037,505
      FOOD & STAPLES RETAILING -- 2.51%
        Food & Staples Retailing -- 2.51%
         FuJi Food & Catering Services                                             9,999,900             16,479,815
         Tesco plc                                                                 3,300,000             20,376,923

                                                                                                         36,856,738
      FOOD BEVERAGE & TOBACCO -- 5.68%
        Food Products -- 1.05%
         Reddy Ice Holdings, Inc.                                                    760,000             15,466,000
        Tobacco -- 4.63%
         Altria Group, Inc.                                                          525,000             38,550,750
         UST Inc.                                                                    650,000             29,373,500

                                                                                                         83,390,250
      MATERIALS -- 2.61%
        Metals & Mining -- 2.61%
         Southern Copper Corp.                                                       430,000             38,325,900

                                                                                                         38,325,900
       MEDIA -- 1.45%
        Media -- 1.45%
         Mediaset S.p.A.                                                           1,800,000             21,207,211

                                                                                                         21,207,211
      PHARMACEUTICALS & BIOTECHNOLOGY -- 8.16%
        Pharmaceuticals -- 8.16%
         GlaxoSmithKline plc                                                       1,350,000             37,711,728
         Pfizer, Inc.                                                              1,900,000             44,593,000
         Sanofi-Aventis                                                              385,000             37,537,505

                                                                                                        119,842,233
      REAL ESTATE -- 5.98%
        Real Estate -- 5.98%
         Agile Property Holdings Ltd.                                             21,244,000             12,786,880
         Highland Hospitality Corp.                                                1,800,000             25,344,000
         Host Hotels & Resorts, Inc.                                               2,270,000             49,644,900

                                                                                                         87,775,780
      SOFTWARE & SERVICES -- 1.59%
        Software -- 1.59%
         Microsoft Corp.                                                           1,000,000             23,300,000

                                                                                                         23,300,000
      TELECOMMUNICATION SERVICES -- 7.11%
        Diversified Telecommunication Services -- 4.77%
         France Telecom SA                                                         1,450,000             31,146,973
         Telefonica 02 Czech Republic a.s.+                                          418,000              8,957,009
         Telefonica S.A.                                                           1,800,000             29,947,711
        Wireless Telecommunication Services -- 2.34%
         Vodafone Group plc                                                       16,127,000             34,361,548

                                                                                                        104,413,241
      TRANSPORTATION -- 2.73%
        Transportation Infrastructure -- 2.73%
         Hopewell Highway                                                         13,643,500             10,276,101
         Macquarie Infrastructure Co.                                                600,000             16,554,000
         Shenzhen Chiwan Wharf Holdings Ltd.                                       8,732,449             13,165,569

                                                                                                         39,995,670
      UTILITIES -- 5.25%
        Electric Utilities -- 3.37%
         E. ON AG                                                                    130,000             14,954,176
         Enel S.p.A.                                                               4,000,000             34,450,857
        Multi-utilities -- 1.88%
         Dominion Resources, Inc.                                                    370,000             27,672,300

                                                                                                         77,077,333

    TOTAL COMMON STOCK (Cost $1,089,833,367)                                                          1,187,911,640

    PREFERRED STOCK -- 1.99%
      BANKS -- 0.83%
        Commercial Banks -- 0.83%
         First Tennessee Bank                                                         12,000             12,126,750

                                                                                                         12,126,750
      DIVERSIFIED FINANCIALS -- 1.16%
        Capital Markets -- 0.20%
         Morgan Stanley                                                              120,000              3,021,600
        Diversified Financial Services -- 0.96%
         Lehman Brothers Holdings, Inc.                                              140,000              3,551,800
         Merrill Lynch & Co., Inc.                                                   420,000             10,537,800

                                                                                                         17,111,200

    TOTAL PREFERRED STOCK (Cost $29,008,250)                                                             29,237,950

    CORPORATE BONDS -- 3.53%
      COMMERCIAL SERVICES & SUPPLIES -- 0.66%
        Commercial Services & Supplies -- 0.66%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                   $     500,000                480,000
         Valassis Communications, 6.625%, 1/15/2009                                9,000,000              9,062,190
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                184,595


                                                                                                          9,726,785

      DIVERSIFIED FINANCIALS -- 0.48%
        Diversified Financial Services -- 0.48%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                666,189
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000              1,533,871
         SLM Corp. CPI Floating Rate Note, 5.48%, 1/31/2014                        3,080,000              2,914,142
         SLM Corp. CPI Floating Rate Note, 4.56%, 3/2/2009                         2,000,000              1,907,480

                                                                                                          7,021,682
      INSURANCE -- 0.31%
        Insurance -- 0.31%
         AAG Holding Co., Inc., 6.875%, 6/1/2008                                     335,000                340,899
         Hartford Life, Inc., 7.10%, 6/15/2007                                       400,000                404,879
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000                939,269
         Old Republic International Corp., 7.00%, 6/15/2007                        1,000,000              1,005,615
         Pacific Life Global Funding CPI Floating Rate Note, 5.73%, 2/6/2016       2,000,000              1,871,260

                                                                                                          4,561,922
      MEDIA -- 0.08%
        Media -- 0.08%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                439,225
         Independent News & Media plc, 5.75%, 5/17/2009                              600,000                782,045

                                                                                                          1,221,270
      PHARMACEUTICALS & BIOTECHNOLOGY -- 0.32%
        Biotechnology -- 0.32%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 5.835%, 2/1/2014                      5,000,000              4,625,600

                                                                                                          4,625,600
      REAL ESTATE -- 0.10%
        Real Estate -- 0.10%
         MDC Holdings, Inc., 7.00%, 12/1/2012                                      1,500,000              1,496,925

                                                                                                          1,496,925
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.37%
        Computers & Peripherals -- 0.23%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,485,000              3,456,089
        Technology Hardware & Equipment -- 0.14%
         Cisco Systems, Inc., 5.269%, 2/20/2009                                    2,000,000              2,001,978

                                                                                                          5,458,067
      TELECOMMUNICATION SERVICES -- 1.11%
        Diversified Telecommunication Services -- 1.11%
         Level 3 Communications, Inc., 11.50%, 3/1/2010                            6,500,000              6,435,000
         Level 3 Financing, Inc., 12.25%, 3/15/2013                                7,000,000              7,437,500
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,461,530

                                                                                                         16,334,030
      UTILITIES -- 0.10%
        Gas Utilities -- 0.10%
         Sonat, Inc., 7.625%, 7/15/2011                                            1,400,000              1,414,000

                                                                                                          1,414,000

    TOTAL CORPORATE BONDS (Cost $50,912,321)                                                             51,860,281

    CONVERTIBLE BONDS -- 1.67%
      TELECOMMUNICATION SERVICES -- 1.67%
        Diversified Telecommunication Services -- 1.67%
         Level 3 Communications, Inc., 6.00%, 3/15/2010                           29,080,000             24,100,050
         Level 3 Communications, Inc., 6.00%, 9/15/2009                              397,000                346,382

                                                                                                         24,446,432

    TOTAL CONVERTIBLE BONDS (Cost $20,553,814)                                                           24,446,432

    TAXABLE MUNICIPAL BONDS -- 0.35%
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              1,989,680
         Victor New York, 9.05%, 5/1/2008                                          1,175,000              1,174,542
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,005,060

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,342,584)                                                       5,169,282

    U.S. GOVERNMENT AGENCIES -- 1.83%
         Federal National Mtg Assoc CPI Floating Rate Note, 4.503%,
         2/17/2009                                                                 2,000,000              1,941,260
         Federal National Mtg Assoc Remic Series 2006-B1 Class AB, 6.00%,
         6/25/2016                                                                25,000,000             24,916,837

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $26,894,531)                                                    26,858,097

    U.S. TREASURY SECURITIES -- 3.05%
         United States Treasury Notes, 2.375%, 8/15/2006                          25,000,000             24,923,825
         United States Treasury Notes, 3.50%, 11/15/2006                          20,000,000             19,872,660

    TOTAL U.S. TREASURY SECURITIES (Cost $44,809,488)                                                    44,796,485

    FOREIGN BONDS -- 0.60%
         Alberta Treasury Notes, 4.10%, 6/1/2011                                  10,000,000              8,751,390

    TOTAL            FOREIGN BONDS (Cost $8,859,449)                                                      8,751,390

    SHORT TERM INVESTMENTS -- 7.96%
         American General Finance Corp., 5.21%, 7/5/2006                          25,000,000             24,985,528
         American General Finance Corp., 5.24%, 7/12/2006                         29,000,000             28,953,568
         Rabobank, 5.17%, 7/3/2006                                                17,000,000             16,995,117
         Toyota Motor Credit Corp. - Puerto Rico, 5.22%, 7/10/2006                36,000,000             35,953,020
         UBS Finance, 5.235%, 7/7/2006                                            10,000,000              9,991,275

    TOTAL SHORT TERM INVESTMENTS (Cost $116,878,508)                                                    116,878,508


    TOTAL INVESTMENTS -- 101.91% (Cost $1,393,092,312)                                            $   1,495,910,065


    LIABILITIES NET OF OTHER ASSETS -- (1.91)%                                                         (28,058,611)


    NET ASSETS -- 100.00%                                                                         $   1,467,851,454


  Footnote Legend
+ Non-income producing



(1)   Investment in Affiliates
      Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:


                                 Shares at        Gross      Gross       Shares at      Market Value        Dividend
       Issuer                 Sept. 30, 2005    Additions  Reductions  June 30, 2006   June 30, 2006         Income

Synagro Technologies, Inc.        5,924,455      325,545    363,200      5,886,800       23,135,124        1,838,680


Total non-controlled "affiliated companies" - - 1.58% of Net Assets

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
COP        Certificates of Participation
REMIC      Real Estate Mortgage Investment Conduit





Item 2. Controls and Procedures


(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                          SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 16, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 16, 2006

By:      /s/ Steven J. Bohlin

         Steven J. Bohlin

         Treasurer and principal financial officer

Date:    August 16, 2006